UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2020—February 28, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2021
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	18
Treasury Money Market Fund	31

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund
Investor Shares	$1,000.00	$1,000.10	$0.60
Admiral™ Shares	1,000.00	1,000.10	0.50
Federal Money Market Fund	$1,000.00	$1,000.15	$0.55
Treasury Money Market Fund	$1,000.00	$1,000.20	$0.45
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund
Investor Shares	$1,000.00	$1,024.20	$0.60
Admiral Shares	1,000.00	1,024.30	0.50
Federal Money Market Fund	$1,000.00	$1,024.25	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.35	$0.45
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Cash Reserves Federal Money Market Fund, 0.12% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11% and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2021
1 - 7 Days	23.6%
8 - 30 Days	14.4
31 - 60 Days	22.4
61 - 90 Days	18.2
91 - 180 Days	21.4
3

Cash Reserves Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (100.1%)
[2]	Fannie Mae Discount Notes	0.096%	6/2/21	351,000	350,914
[2]	Fannie Mae Discount Notes	0.086%	6/9/21	180,000	179,958
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.045%	3/1/21	183,000	182,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.045%	3/1/21	35,000	34,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.050%	3/1/21	194,000	193,977
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.060%	3/1/21	82,000	82,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	69,125	69,140
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	59,000	59,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	36,000	36,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.075%	3/1/21	351,000	350,981
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	225,000	224,983
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	158,000	157,995
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	80,000	80,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	60,000	60,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	45,000	45,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.090%	3/1/21	246,000	245,987
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.100%	3/1/21	122,000	122,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.100%	3/1/21	98,000	98,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	0.110%	3/1/21	117,000	117,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.100%	0.120%	3/1/21	99,000	99,067
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.040%	0.070%	3/2/21	61,000	60,997
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.095%	3/2/21	148,000	147,993
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.095%	3/2/21	91,000	90,994
4

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.100%	3/2/21	123,000	122,991
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.100%	3/2/21	41,000	40,997
	Federal Home Loan Banks	0.100%	3/1/21	500,000	500,000
	Federal Home Loan Banks	0.110%	3/1/21	138,000	138,000
	Federal Home Loan Banks	0.080%	3/2/21	500,000	500,000
	Federal Home Loan Banks	0.080%	3/10/21	500,000	499,999
	Federal Home Loan Banks	0.080%	3/16/21	181,000	181,000
	Federal Home Loan Banks	0.110%	4/26/21	181,000	180,998
	Federal Home Loan Banks	0.045%	6/17/21	88,000	87,999
	Federal Home Loan Banks	0.045%	6/28/21	277,000	276,995
	Federal Home Loan Banks	0.050%	8/25/21	875,000	874,977
	Federal Home Loan Banks Discount Notes	0.095%	3/2/21	272,000	271,999
	Federal Home Loan Banks Discount Notes	0.096%	3/3/21	169,000	168,999
	Federal Home Loan Banks Discount Notes	0.086%–0.096%	3/5/21	382,000	381,996
	Federal Home Loan Banks Discount Notes	0.090%	3/10/21	38,000	37,999
	Federal Home Loan Banks Discount Notes	0.051%–0.090%	3/12/21	527,710	527,696
	Federal Home Loan Banks Discount Notes	0.090%–0.091%	3/17/21	389,500	389,484
	Federal Home Loan Banks Discount Notes	0.061%	3/22/21	124,000	123,995
	Federal Home Loan Banks Discount Notes	0.061%	3/23/21	124,000	123,995
	Federal Home Loan Banks Discount Notes	0.095%–0.097%	3/26/21	142,000	141,990
	Federal Home Loan Banks Discount Notes	0.064%	3/31/21	152,000	151,992
	Federal Home Loan Banks Discount Notes	0.030%–0.122%	4/5/21	676,000	675,965
	Federal Home Loan Banks Discount Notes	0.096%–0.127%	4/7/21	177,000	176,981
	Federal Home Loan Banks Discount Notes	0.101%–0.132%	4/9/21	101,120	101,107
	Federal Home Loan Banks Discount Notes	0.095%–0.122%	4/14/21	129,000	128,984
	Federal Home Loan Banks Discount Notes	0.028%–0.122%	4/16/21	780,498	780,450
	Federal Home Loan Banks Discount Notes	0.034%	4/19/21	312,000	311,985
	Federal Home Loan Banks Discount Notes	0.035%–0.122%	4/21/21	715,000	714,917
	Federal Home Loan Banks Discount Notes	0.112%–0.117%	4/23/21	319,500	319,446
	Federal Home Loan Banks Discount Notes	0.068%	4/27/21	750,000	749,917
	Federal Home Loan Banks Discount Notes	0.068%–0.075%	4/28/21	1,041,000	1,040,877
	Federal Home Loan Banks Discount Notes	0.071%–0.112%	4/30/21	503,000	502,931
	Federal Home Loan Banks Discount Notes	0.065%–0.111%	5/5/21	246,000	245,958
	Federal Home Loan Banks Discount Notes	0.065%	5/6/21	750,000	749,911
	Federal Home Loan Banks Discount Notes	0.040%–0.112%	5/7/21	1,018,000	1,017,899
	Federal Home Loan Banks Discount Notes	0.065%	5/11/21	87,000	86,989
	Federal Home Loan Banks Discount Notes	0.043%–0.049%	5/12/21	605,000	604,942
	Federal Home Loan Banks Discount Notes	0.029%	5/13/21	500,000	499,970
	Federal Home Loan Banks Discount Notes	0.050%	5/14/21	35,000	34,996
	Federal Home Loan Banks Discount Notes	0.038%	5/18/21	1,000,000	999,913
	Federal Home Loan Banks Discount Notes	0.040%–0.050%	5/19/21	1,019,600	1,019,500
	Federal Home Loan Banks Discount Notes	0.038%	5/21/21	152,000	151,986
	Federal Home Loan Banks Discount Notes	0.036%	5/25/21	500,000	499,953
	Federal Home Loan Banks Discount Notes	0.045%–0.096%	5/26/21	145,556	145,532
	Federal Home Loan Banks Discount Notes	0.038%–0.132%	5/28/21	797,029	796,920
	Federal Home Loan Banks Discount Notes	0.096%–0.101%	6/2/21	114,000	113,971
	Federal Home Loan Banks Discount Notes	0.096%	6/4/21	139,000	138,965
	Federal Home Loan Banks Discount Notes	0.096%	6/9/21	196,000	195,948
	Federal Home Loan Banks Discount Notes	0.086%–0.093%	6/16/21	429,500	429,387
	Federal Home Loan Banks Discount Notes	0.091%	6/18/21	503,000	502,863
	Federal Home Loan Banks Discount Notes	0.093%	6/25/21	35,000	34,989
	Federal Home Loan Banks Discount Notes	0.055%	8/27/21	750,000	749,792
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	257,000	257,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	21,000	21,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	400,000	400,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	272,000	272,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	219,000	219,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	124,000	124,000
5

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/1/21	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.050%	3/1/21	313,000	313,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/1/21	109,000	109,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.055%	3/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	0.060%	3/19/21	375,000	375,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.065%	3/1/21	65,000	65,001
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.065%	3/29/21	60,000	60,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.070%	3/1/21	152,000	152,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.070%	3/1/21	75,000	75,003
[3]	Federal Home Loan Banks, SOFR + 0.055%	0.075%	3/1/21	243,000	242,974
[3]	Federal Home Loan Banks, SOFR + 0.070%	0.090%	3/1/21	551,000	551,000
[3]	Federal Home Loan Banks, SOFR + 0.075%	0.095%	3/1/21	107,000	106,986
[3]	Federal Home Loan Banks, SOFR + 0.075%	0.095%	3/1/21	88,000	88,012
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.100%	3/1/21	569,000	569,000
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.100%	3/4/21	141,000	141,000
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.105%	3/1/21	10,000	10,000
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.115%	3/1/21	82,000	82,000
[3]	Federal Home Loan Banks, SOFR + 0.115%	0.135%	3/12/21	801,000	800,998
[3]	Federal Home Loan Banks, SOFR + 0.120%	0.140%	3/1/21	550,000	550,000
[3]	Federal Home Loan Banks, SOFR + 0.130%	0.150%	3/1/21	196,000	196,003
[3]	Federal Home Loan Banks, SOFR + 0.130%	0.150%	3/11/21	707,000	707,000
[3]	Federal Home Loan Banks, SOFR + 0.135%	0.155%	3/1/21	210,000	210,003
[3]	Federal Home Loan Banks, SOFR + 0.135%	0.155%	3/10/21	134,000	134,001
[3]	Federal Home Loan Banks, SOFR + 0.140%	0.160%	3/1/21	143,000	143,000
[3]	Federal Home Loan Banks, SOFR + 0.160%	0.180%	3/1/21	460,200	460,236
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.050%	0.070%	3/5/21	30,000	30,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.115%	3/1/21	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.115%	3/1/21	178,000	178,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.120%	3/1/21	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.160%	3/1/21	100,000	99,992
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.165%	3/1/21	578,000	578,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.165%	3/1/21	325,000	325,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.170%	3/1/21	71,500	71,482
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.200%	3/1/21	429,000	429,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.210%	3/1/21	870,000	870,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.220%	3/1/21	53,000	53,011
[2,3]	Federal National Mortgage Association, SOFR + 0.075%	0.095%	3/1/21	226,000	225,974
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.120%	3/1/21	190,000	189,966
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.120%	3/11/21	286,000	285,998
[2,3]	Federal National Mortgage Association, SOFR + 0.110%	0.130%	3/1/21	23,000	22,986
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.140%	3/1/21	73,000	73,000
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.140%	3/16/21	57,000	57,000
[2,3]	Federal National Mortgage Association, SOFR + 0.130%	0.150%	3/1/21	833,000	833,019
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	0.160%	3/1/21	219,000	219,009
[2,3]	Federal National Mortgage Association, SOFR + 0.150%	0.170%	3/1/21	94,000	93,995
[2,3]	Federal National Mortgage Association, SOFR + 0.180%	0.200%	3/1/21	350,000	350,000
[2,3]	Federal National Mortgage Association, SOFR + 0.190%	0.210%	3/1/21	177,000	176,989
[2,3]	Federal National Mortgage Association, SOFR + 0.220%	0.240%	3/1/21	10,000	10,013
	U. S. Treasury Note/Bond	2.250%	3/31/21	200,000	200,352
6

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Cash Management Bill	0.115%	4/15/21	3,250,000	3,249,533
	U.S. Cash Management Bill	0.088%	5/4/21	2,250,000	2,249,640
	U.S. Cash Management Bill	0.088%	5/11/21	2,000,000	1,999,645
	U.S. Cash Management Bill	0.088%	5/18/21	750,000	749,854
	U.S. Cash Management Bill	0.088%	6/22/21	500,000	499,859
	U.S. Cash Management Bill	0.054%	7/20/21	2,000,000	1,999,569
	U.S. Treasury Bill	0.047%–0.098%	3/2/21	1,550,000	1,549,997
	U.S. Treasury Bill	0.110%–0.115%	3/4/21	4,500,000	4,499,957
	U.S. Treasury Bill	0.079%	3/9/21	2,500,000	2,499,953
	U.S. Treasury Bill	0.120%	3/18/21	2,500,000	2,499,858
	U.S. Treasury Bill	0.088%–0.105%	3/25/21	3,500,000	3,499,770
	U.S. Treasury Bill	0.061%	3/30/21	2,400,000	2,399,874
	U.S. Treasury Bill	0.103%	4/1/21	918,000	917,920
	U.S. Treasury Bill	0.082%	4/6/21	2,361,000	2,360,799
	U.S. Treasury Bill	0.110%	4/8/21	2,265,000	2,264,737
	U.S. Treasury Bill	0.086%	4/20/21	2,250,000	2,249,719
	U.S. Treasury Bill	0.084%–0.115%	4/22/21	3,000,000	2,999,610
	U.S. Treasury Bill	0.088%	4/27/21	1,125,000	1,124,840
	U.S. Treasury Bill	0.079%–0.095%	4/29/21	3,866,000	3,865,456
	U.S. Treasury Bill	0.064%–0.110%	5/6/21	1,584,000	1,583,729
	U.S. Treasury Bill	0.110%	5/13/21	1,750,000	1,749,610
	U.S. Treasury Bill	0.090%–0.100%	5/20/21	4,250,000	4,249,117
	U.S. Treasury Bill	0.090%	6/3/21	500,000	499,883
	U.S. Treasury Bill	0.040%–0.090%	6/10/21	2,500,000	2,499,579
	U.S. Treasury Bill	0.085%	6/17/21	2,450,000	2,449,375
	U.S. Treasury Bill	0.100%	7/1/21	3,000,000	2,998,983
	U.S. Treasury Bill	0.090%	7/8/21	2,300,000	2,299,258
	U.S. Treasury Bill	0.090%	7/15/21	1,250,000	1,249,575
	U.S. Treasury Bill	0.095%	7/22/21	500,000	499,811
	U.S. Treasury Bill	0.085%	7/29/21	1,000,000	999,646
	U.S. Treasury Bill	0.070%	8/5/21	584,000	583,822
	U.S. Treasury Bill	0.060%	8/19/21	500,000	499,858
	U.S. Treasury Bill	0.045%	8/26/21	2,500,000	2,499,444
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.079%	3/2/21	800,000	800,039
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.085%	3/2/21	1,249,000	1,248,948
Total U.S. Government and Agency Obligations (Cost $108,536,293)					108,536,293
Repurchase Agreements (1.1%)
	Bank of Montreal (Dated 1/12/21, Repurchase Value $88,014,000, collateralized by U.S. Treasury Bill 0.000% 3/25/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 1/15/26–2/15/51 and U.S. Treasury Note/Bond 0.250%–3.125%, 6/15/23–8/15/46, with a value of $89,760,000)	0.100%	3/11/21	88,000	88,000
	DNB Bank ASA (Dated 2/26/21, Repurchase Value $184,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 4/15/21–7/15/26, with a value of $187,680,000)	0.020%	3/1/21	184,000	184,000
	Fixed Income Clearing Corp. (Dated 2/26/21, Repurchase Value $205,000,000, collateralized by U.S. Treasury Note/Bond 1.125%–1.625%, 8/31/21–12/15/22, with a value of $209,100,000)	0.010%	3/1/21	205,000	205,000
7

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC Dominion Securities Inc. (Dated 2/4/21, Repurchase Value $349,017,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 7/15/24–2/15/50 and U.S. Treasury Note/Bond 0.125%–6.000%, 10/31/21–5/15/50, with a value of $355,980,000)	0.060%	3/5/21	349,000	349,000
RBC Dominion Securities Inc. (Dated 2/17/21, Repurchase Value $105,003,000, collateralized by U.S. Treasury Bill 0.000% 4/6/21, U.S. Treasury Inflation Indexed Note/Bond 0.750%, 2/15/45 and U.S. Treasury Note/Bond 0.250%–3.375%, 10/31/22–11/15/20, with a value of $107,100,000)	0.050%	3/12/21	105,000	105,000
RBC Dominion Securities Inc. (Dated 2/12/21, Repurchase Value $261,012,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 7/15/24–2/15/45 and U.S. Treasury Note/Bond 0.125%–4.250%, 6/30/22–8/15/47, with a value of $266,220,000)	0.050%	3/18/21	261,000	261,000
Total Repurchase Agreements (Cost $1,192,000)				1,192,000
Total Investments (101.2%) (Cost $109,728,293)				109,728,293
Other Assets and Liabilities—Net (-1.2%)				(1,339,463)
Net Assets (100%)				108,388,830
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $109,728,293)	109,728,293
Investment in Vanguard	4,231
Receivables for Accrued Income	7,019
Receivables for Capital Shares Issued	201,422
Other Assets	30,973
Total Assets	109,971,938
Liabilities
Due to Custodian	121
Payables for Investment Securities Purchased	1,299,739
Payables for Capital Shares Redeemed	278,700
Payables for Distributions	56
Payables to Vanguard	4,492
Total Liabilities	1,583,108
Net Assets	108,388,830
At February 28, 2021, net assets consisted of:

Paid-in Capital	108,380,595
Total Distributable Earnings (Loss)	8,235
Net Assets	108,388,830

Investor Shares—Net Assets
Applicable to 68,403,741,194 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	68,417,462
Net Asset Value Per Share—Investor Shares	$1.00

Admiral Shares—Net Assets
Applicable to 39,963,370,058 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,971,368
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
9

Cash Reserves Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest	74,064
Total Income	74,064
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,288
Management and Administrative—Investor Shares	56,257
Management and Administrative—Admiral Shares	16,643
Marketing and Distribution—Investor Shares	4,801
Marketing and Distribution—Admiral Shares	1,029
Custodian Fees	280
Shareholders’ Reports—Investor Shares	421
Shareholders’ Reports—Admiral Shares	81
Trustees’ Fees and Expenses	23
Total Expenses	80,823
Expense Reduction—Note B	(16,213)
Net Expenses	64,610
Net Investment Income	9,454
Realized Net Gain (Loss) on Investment Securities Sold	99
Net Increase (Decrease) in Net Assets Resulting from Operations	9,553

See accompanying Notes, which are an integral part of the Financial Statements.
10

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,454	1,453,568
Realized Net Gain (Loss)	99	7,454
Net Increase (Decrease) in Net Assets Resulting from Operations	9,553	1,461,022
Distributions
Investor Shares	(4,272)	(1,217,407)
Admiral Shares	(5,229)	(236,100)
Total Distributions	(9,501)	(1,453,507)
Capital Share Transactions (at $1.00 per share)
Investor Shares	(29,268,637)	(7,024,352)
Admiral Shares	14,262,644	6,780,334
Net Increase (Decrease) from Capital Share Transactions	(15,005,993)	(244,018)
Total Increase (Decrease)	(15,005,941)	(236,503)
Net Assets
Beginning of Period	123,394,771	123,631,274
End of Period	108,388,830	123,394,771

See accompanying Notes, which are an integral part of the Financial Statements.
11

Cash Reserves Federal Money Market Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001[1]	.011[1]	.023[1]	.016[1]	.008[1]	.0032
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.011	.023	.016	.008	.0032
Distributions
Dividends from Net Investment Income	(.0001)	(.011)	(.023)	(.016)	(.008)	(.0032)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.011)	(.023)	(.016)	(.008)	(.0032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.15%	2.36%	1.59%	0.83%	0.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68,417	$97,691	$104,709	$92,898	$84,886	$100,210
Ratio of Total Expenses to Average Net Assets[3]	0.12%	0.16%	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.01%	1.15%	2.33%	1.59%	0.82%	0.32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2021 and 0.16% for 2016. For the years ended August 31, 2020, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Cash Reserves Federal Money Market Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001[1]	.012[1]	.024[1]	.016[1]	.009[1]	.004
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.012	.024	.016	.009	.004
Distributions
Dividends from Net Investment Income	(.0001)	(.012)	(.024)	(.016)	(.009)	(.004)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.012)	(.024)	(.016)	(.009)	(.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.21%	2.42%	1.66%	0.89%	0.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,971	$25,704	$18,923	$16,118	$11,997	$16,429
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.03%	1.20%	2.39%	1.65%	0.88%	0.38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
In August 2020, the fund announced changes to its investment strategy and name, and a change in its designation to a "government" money market fund. The changes became effective in September 2020 and the fund was renamed Vanguard Cash Reserves Federal Money Market Fund. Additionally, the Investor Shares are closed to new investors and were converted to Admiral Shares beginning in October 2020 through 2021. Once all of the outstanding shares are converted, the class will be eliminated.
The fund invests in repurchase agreements and short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
14

Cash Reserves Federal Money Market Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
15

Cash Reserves Federal Money Market Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $4,231,000, representing less than 0.01% of the fund’s net assets and 1.69% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses for the fund's Investor Shares in excess of the fund’s Investor Shares daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2021, Vanguard's expenses were reduced by $16,213,000 (an effective annual rate of 0.01% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	109,728,298
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(5)
Net Unrealized Appreciation (Depreciation)	(5)
16

Cash Reserves Federal Money Market Fund
E.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,146,846	11,146,846	69,563,942	69,564,252
Issued in Lieu of Cash Distributions	3,879	3,879	1,121,946	1,121,946
Redeemed[1]	(40,419,362)	(40,419,362)	(77,710,240)	(77,710,240)
Net Increase (Decrease)—Investor Shares	(29,268,637)	(29,268,637)	(7,024,352)	(7,024,042)
Admiral Shares
Issued[1]	29,644,820	29,644,820	22,243,645	22,243,335
Issued in Lieu of Cash Distributions	4,777	4,777	216,326	216,326
Redeemed	(15,386,953)	(15,386,953)	(15,679,637)	(15,679,637)
Net Increase (Decrease)—Admiral Shares	14,262,644	14,262,644	6,780,334	6,780,024
1	In August 2020, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, the outstanding Investor Shares will be converted to Admiral Shares beginning in October 2020 and continuing through 2021. Investor Shares—Redeemed and Admiral Shares—Issued include $8,614,121,000 and 8,614,121,000 shares from the conversion during the period ended February 28, 2021.
F.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
17

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2021
1 - 7 Days	20.5%
8 - 30 Days	20.2
31 - 60 Days	18.6
61 - 90 Days	18.2
91 - 180 Days	22.5
18

Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.2%)
[2]	Fannie Mae Discount Notes	0.096%	6/2/21	224,000	223,945
[2]	Fannie Mae Discount Notes	0.086%	6/9/21	320,000	319,924
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.045%	3/1/21	337,000	336,993
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.045%	3/1/21	64,000	63,993
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.050%	3/1/21	341,000	340,959
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.060%	3/1/21	140,000	139,993
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	129,000	129,028
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	111,000	111,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	61,000	61,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	268,000	267,992
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	109,000	109,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	80,000	80,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	45,000	45,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.090%	3/1/21	404,000	403,979
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.100%	3/1/21	166,000	166,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.100%	3/1/21	127,000	127,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	0.105%	3/1/21	85,000	85,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	0.110%	3/1/21	193,000	193,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.100%	0.120%	3/1/21	181,000	181,121
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.040%	0.070%	3/2/21	114,000	113,994
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.095%	3/2/21	159,000	158,989
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.100%	3/2/21	194,000	193,986
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.100%	3/2/21	58,000	57,996
19

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks	0.080%	3/10/21	600,000	599,999
	Federal Home Loan Banks	0.080%	3/16/21	319,000	318,999
	Federal Home Loan Banks	0.045%	6/17/21	162,000	161,998
	Federal Home Loan Banks	0.045%	6/28/21	516,995	516,986
	Federal Home Loan Banks Discount Notes	0.051%–0.096%	3/3/21	327,551	327,549
	Federal Home Loan Banks Discount Notes	0.086%–0.096%	3/5/21	329,000	328,997
	Federal Home Loan Banks Discount Notes	0.351%	3/9/21	1,050,000	1,049,918
	Federal Home Loan Banks Discount Notes	0.061%–0.090%	3/10/21	71,214	71,212
	Federal Home Loan Banks Discount Notes	0.051%	3/12/21	50,000	49,999
	Federal Home Loan Banks Discount Notes	0.041%	3/17/21	50,677	50,676
	Federal Home Loan Banks Discount Notes	0.051%	3/19/21	50,151	50,150
	Federal Home Loan Banks Discount Notes	0.095%–0.097%	3/26/21	258,000	257,982
	Federal Home Loan Banks Discount Notes	0.064%	3/31/21	282,500	282,485
	Federal Home Loan Banks Discount Notes	0.096%–0.127%	4/7/21	316,000	315,966
	Federal Home Loan Banks Discount Notes	0.101%–0.132%	4/9/21	126,395	126,379
	Federal Home Loan Banks Discount Notes	0.095%	4/14/21	187,000	186,978
	Federal Home Loan Banks Discount Notes	0.122%	4/16/21	124,000	123,981
	Federal Home Loan Banks Discount Notes	0.075%	4/28/21	90,000	89,989
	Federal Home Loan Banks Discount Notes	0.112%	4/30/21	274,500	274,450
	Federal Home Loan Banks Discount Notes	0.065%–0.111%	5/5/21	445,600	445,524
	Federal Home Loan Banks Discount Notes	0.112%	5/7/21	32,000	31,993
	Federal Home Loan Banks Discount Notes	0.065%	5/11/21	163,000	162,979
	Federal Home Loan Banks Discount Notes	0.046%–0.049%	5/12/21	355,000	354,965
	Federal Home Loan Banks Discount Notes	0.050%	5/14/21	65,000	64,993
	Federal Home Loan Banks Discount Notes	0.045%–0.050%	5/19/21	545,000	544,944
	Federal Home Loan Banks Discount Notes	0.045%–0.096%	5/26/21	252,000	251,958
	Federal Home Loan Banks Discount Notes	0.096%–0.132%	5/28/21	70,955	70,937
	Federal Home Loan Banks Discount Notes	0.096%–0.101%	6/2/21	114,000	113,971
	Federal Home Loan Banks Discount Notes	0.096%	6/4/21	69,000	68,983
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	643,000	643,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	110,000	110,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	39,000	39,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	600,000	600,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	478,000	478,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	387,000	387,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	219,000	219,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	200,000	200,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/1/21	1,250,000	1,250,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/1/21	191,000	191,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/30/21	557,000	557,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	0.050%	3/1/21	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.065%	3/1/21	110,000	110,002
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.065%	3/29/21	95,000	95,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.070%	3/1/21	248,000	248,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.070%	3/1/21	127,000	127,006
[3]	Federal Home Loan Banks, SOFR + 0.055%	0.075%	3/1/21	54,000	53,993
[3]	Federal Home Loan Banks, SOFR + 0.075%	0.095%	3/1/21	149,000	149,021
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.100%	3/1/21	970,000	970,000
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.105%	3/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.115%	3/1/21	130,000	130,000
[3]	Federal Home Loan Banks, SOFR + 0.160%	0.180%	3/1/21	59,000	59,004
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.050%	0.070%	3/5/21	48,000	48,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.115%	3/1/21	287,000	287,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.115%	3/1/21	200,000	200,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.120%	3/1/21	150,000	150,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.120%	0.140%	3/1/21	46,800	46,799
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.160%	3/1/21	100,000	100,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.160%	0.180%	3/1/21	290,000	290,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.200%	3/1/21	568,000	568,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.210%	3/1/21	500,000	500,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.260%	0.280%	3/1/21	1,500,000	1,500,000
20

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Federal National Mortgage Association, SOFR + 0.075%	0.095%	3/1/21	205,500	205,476
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.120%	3/11/21	1,800,000	1,799,995
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.140%	3/1/21	157,000	157,000
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.140%	3/16/21	400,000	400,002
[2,3]	Federal National Mortgage Association, SOFR + 0.130%	0.150%	3/1/21	285,000	285,008
[2,3]	Federal National Mortgage Association, SOFR + 0.290%	0.310%	3/1/21	1,000,000	1,000,000
[2,3]	Federal National Mortgage Association, SOFR + 0.300%	0.320%	3/1/21	525,000	525,000
[2,3]	Federal National Mortgage Association, SOFR + 0.300%	0.320%	3/1/21	425,000	425,000
	U.S. Cash Management Bill	0.085%–0.115%	4/15/21	3,100,000	3,099,648
	U.S. Cash Management Bill	0.086%–0.089%	5/4/21	2,291,000	2,290,633
	U.S. Cash Management Bill	0.072%–0.088%	5/18/21	3,500,000	3,499,383
	U.S. Cash Management Bill	0.088%	5/25/21	750,000	749,841
	U.S. Cash Management Bill	0.088%	6/8/21	4,500,000	4,498,886
	U.S. Cash Management Bill	0.088%	6/15/21	3,000,000	2,999,205
	U.S. Cash Management Bill	0.078%	7/6/21	500,000	499,859
	U.S. Treasury Bill	0.098%	3/2/21	500,000	499,999
	U.S. Treasury Bill	0.083%–0.115%	3/4/21	6,750,000	6,749,943
	U.S. Treasury Bill	0.026%–0.103%	3/9/21	4,418,000	4,417,917
	U.S. Treasury Bill	0.099%–0.125%	3/11/21	4,000,000	3,999,875
	U.S. Treasury Bill	0.026%–0.082%	3/16/21	3,363,277	3,363,162
	U.S. Treasury Bill	0.048%–0.095%	3/18/21	6,650,000	6,649,742
	U.S. Treasury Bill	0.022%–0.082%	3/23/21	3,500,000	3,499,855
	U.S. Treasury Bill	0.034%–0.105%	3/25/21	4,868,535	4,868,296
	U.S. Treasury Bill	0.061%–0.112%	3/30/21	7,600,000	7,599,437
	U.S. Treasury Bill	0.090%–0.105%	4/1/21	3,800,000	3,799,667
	U.S. Treasury Bill	0.026%–0.082%	4/6/21	5,500,000	5,499,636
	U.S. Treasury Bill	0.080%–0.110%	4/8/21	4,281,150	4,280,735
	U.S. Treasury Bill	0.033%–0.103%	4/13/21	5,600,000	5,599,549
	U.S. Treasury Bill	0.028%–0.086%	4/20/21	3,500,000	3,499,729
	U.S. Treasury Bill	0.090%–0.115%	4/22/21	3,500,000	3,499,513
	U.S. Treasury Bill	0.086%–0.088%	4/27/21	3,450,000	3,449,508
	U.S. Treasury Bill	0.095%–0.110%	4/29/21	4,000,000	3,999,365
	U.S. Treasury Bill	0.064%–0.110%	5/6/21	9,000,000	8,998,524
	U.S. Treasury Bill	0.034%–0.110%	5/13/21	8,303,840	8,302,424
	U.S. Treasury Bill	0.040%–0.090%	5/20/21	5,500,000	5,499,178
	U.S. Treasury Bill	0.029%–0.089%	5/27/21	5,500,000	5,499,094
	U.S. Treasury Bill	0.060%–0.090%	6/3/21	4,250,000	4,249,178
	U.S. Treasury Bill	0.040%–0.090%	6/10/21	4,900,000	4,899,198
	U.S. Treasury Bill	0.050%	6/17/21	2,500,000	2,499,625
	U.S. Treasury Bill	0.090%	6/24/21	992,000	991,715
	U.S. Treasury Bill	0.043%	6/29/21	500,000	499,926
	U.S. Treasury Bill	0.100%	7/1/21	3,000,000	2,998,983
	U.S. Treasury Bill	0.090%	7/8/21	1,500,000	1,499,516
	U.S. Treasury Bill	0.090%	7/15/21	2,000,000	1,999,320
	U.S. Treasury Bill	0.095%	7/22/21	3,000,000	2,998,868
	U.S. Treasury Bill	0.085%	7/29/21	4,000,000	3,998,583
	U.S. Treasury Bill	0.070%	8/5/21	2,500,000	2,499,237
	U.S. Treasury Bill	0.050%	8/12/21	2,000,000	1,999,544
	U.S. Treasury Bill	0.060%	8/19/21	1,500,000	1,499,573
	U.S. Treasury Bill	0.045%	8/26/21	4,000,000	3,999,110
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.079%	3/2/21	1,250,000	1,250,058
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.085%	3/2/21	2,017,000	2,016,911
21

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.085%	3/2/21	1,340,950	1,340,928
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.139%	0.169%	3/2/21	2,417,950	2,417,698
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.154%	0.184%	3/2/21	1,500,000	1,499,078
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.220%	0.250%	3/2/21	4,500,000	4,499,179
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.300%	0.330%	3/2/21	3,329,600	3,329,951
Total U.S. Government and Agency Obligations (Cost $201,507,920)					201,507,920
Repurchase Agreements (1.1%)
	Bank of Montreal (Dated 1/12/21, Repurchase Value $162,026,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 7/15/23–2/15/43 and U.S. Treasury Note/Bond 0.125%–3.125%, 9/30/22–2/15/51, with a value of $165,240,000)	0.100%	3/11/21	162,000	162,000
	DNB Bank ASA (Dated 2/26/21, Repurchase Value $91,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 4/15/21 and U.S. Treasury Note/Bond 2.000%–2.125%, 5/15/22–8/15/25, with a value of $92,820,000)	0.020%	3/1/21	91,000	91,000
	Fixed Income Clearing Corp. (Dated 2/26/21, Repurchase Value $102,000,000, collateralized by U.S. Treasury Bill 0.000%, 2/24/22, with a value of $104,040,000)	0.010%	3/1/21	102,000	102,000
	RBC Dominion Securities Inc. (Dated 2/4/21, Repurchase Value $651,031,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 4/15/22–7/15/29 and U.S. Treasury Note/Bond 0.125%–6.000%, 2/28/21–5/15/50, with a value of $664,020,000)	0.060%	3/5/21	651,000	651,000
	RBC Dominion Securities Inc. (Dated 2/9/21, Repurchase Value $334,014,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 7/15/24–2/15/51 and U.S. Treasury Note/Bond 0.250%–6.250%, 4/30/21–11/15/48, with a value of $340,680,000)	0.050%	3/11/21	334,000	334,000
	RBC Dominion Securities Inc. (Dated 2/9/21, Repurchase Value $250,010,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 7/15/24–2/15/50 and U.S. Treasury Note/Bond 0.125%–6.000%, 10/31/22–2/15/46, with a value of $255,000,000)	0.050%	3/11/21	250,000	250,000
	RBC Dominion Securities Inc. (Dated 2/17/21, Repurchase Value $195,006,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 4/15/22–2/15/51 and U.S. Treasury Note/Bond 1.125%–6.000%, 2/15/26–11/15/50, with a value of $198,900,000)	0.050%	3/12/21	195,000	195,000
22

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC Dominion Securities Inc. (Dated 2/12/21, Repurchase Value $489,023,000, collateralized by U.S. Treasury Bill 0.000%, 4/15/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 1/15/23–2/15/45 and U.S. Treasury Note/Bond 0.250%–6.250%, 4/30/21–8/15/49, with a value of $498,780,000)	0.050%	3/18/21	489,000	489,000
Total Repurchase Agreements (Cost $2,274,000)				2,274,000
Total Investments (100.3%) (Cost $203,781,920)				203,781,920
Other Assets and Liabilities—Net (-0.3%)				(587,773)
Net Assets (100%)				203,194,147
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $203,781,920)	203,781,920
Investment in Vanguard	7,840
Cash	1
Receivables for Accrued Income	6,913
Receivables for Capital Shares Issued	200,620
Other Assets	7,569
Total Assets	204,004,863
Liabilities
Payables for Investment Securities Purchased	499,926
Payables for Capital Shares Redeemed	301,698
Payables for Distributions	82
Payables to Vanguard	9,010
Total Liabilities	810,716
Net Assets	203,194,147
At February 28, 2021, net assets consisted of:

Paid-in Capital	203,195,623
Total Distributable Earnings (Loss)	(1,476)
Net Assets	203,194,147

Net Assets
Applicable to 203,195,113,455 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	203,194,147
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
24

Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest	138,414
Total Income	138,414
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,283
Management and Administrative	94,846
Marketing and Distribution	12,623
Custodian Fees	519
Shareholders’ Reports	618
Trustees’ Fees and Expenses	62
Total Expenses	110,951
Expense Reduction—Note B	(1,895)
Net Expenses	109,056
Net Investment Income	29,358
Realized Net Gain (Loss) on Investment Securities Sold	254
Net Increase (Decrease) in Net Assets Resulting from Operations	29,612

See accompanying Notes, which are an integral part of the Financial Statements.
25

Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,358	1,544,028
Realized Net Gain (Loss)	254	447
Net Increase (Decrease) in Net Assets Resulting from Operations	29,612	1,544,475
Distributions
Total Distributions	(29,368)	(1,544,104)
Capital Share Transactions (at $1.00 per share)
Issued	62,315,463	142,987,799
Issued in Lieu of Cash Distributions	27,455	1,518,401
Redeemed	(56,673,623)	(79,947,875)
Net Increase (Decrease) from Capital Share Transactions	5,669,295	64,558,325
Total Increase (Decrease)	5,669,539	64,558,696
Net Assets
Beginning of Period	197,524,608	132,965,912
End of Period	203,194,147	197,524,608

See accompanying Notes, which are an integral part of the Financial Statements.
26

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001[1]	.010[1]	.022[1]	.014[1]	.006[1]	.0022
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.010	.022	.014	.006	.0022
Distributions
Dividends from Net Investment Income	(.0001)	(.010)	(.022)	(.014)	(.006)	(.0022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.010)	(.022)	(.014)	(.006)	(.0022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.03%	2.26%	1.42%	0.57%	0.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$203,194	$197,525	$132,966	$100,287	$79,452	$38,804
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.03%	0.93%	2.24%	1.43%	0.60%	0.27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2021 and 0.11% for 2016. For the years ended August 31, 2020, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and
28

Federal Money Market Fund
an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $7,840,000, representing less than 0.01% of the fund’s net assets and 3.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2021, Vanguard's expenses were reduced by $1,895,000 (an effective annual rate of less than 0.01% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
29

Federal Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	203,781,924
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(4)
Net Unrealized Appreciation (Depreciation)	(4)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $1,730,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
30

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2021
1 - 7 Days	22.9%
8 - 30 Days	20.3
31 - 60 Days	21.1
61 - 90 Days	14.2
91 - 180 Days	21.5
31

Treasury Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (102.1%)
	U.S. Cash Management Bill	0.085%–0.115%	4/15/21	1,317,000	1,316,835
	U.S. Cash Management Bill	0.053%	5/25/21	694,000	693,910
	U.S. Cash Management Bill	0.088%	6/22/21	267,000	266,925
	U.S. Cash Management Bill	0.043%–0.088%	6/29/21	839,000	838,875
	U.S. Treasury Bill	0.079%–0.098%	3/2/21	839,706	839,704
	U.S. Treasury Bill	0.083%–0.115%	3/4/21	2,047,249	2,047,233
	U.S. Treasury Bill	0.086%–0.103%	3/9/21	1,914,000	1,913,956
	U.S. Treasury Bill	0.079%	3/11/21	1,336,000	1,335,970
	U.S. Treasury Bill	0.082%	3/16/21	1,048,000	1,047,963
	U.S. Treasury Bill	0.074%	3/18/21	1,167,000	1,166,959
	U.S. Treasury Bill	0.082%	3/23/21	400,000	399,979
	U.S. Treasury Bill	0.088%–0.105%	3/25/21	2,146,000	2,145,863
	U.S. Treasury Bill	0.093%–0.102%	4/1/21	3,000,000	2,999,752
	U.S. Treasury Bill	0.103%	4/6/21	685,000	684,928
	U.S. Treasury Bill	0.110%	4/8/21	450,000	449,948
	U.S. Treasury Bill	0.028%–0.098%	4/20/21	328,290	328,252
	U.S. Treasury Bill	0.115%	4/22/21	505,000	504,916
	U.S. Treasury Bill	0.086%	4/27/21	200,000	199,971
	U.S. Treasury Bill	0.079%	4/29/21	1,875,000	1,874,754
	U.S. Treasury Bill	0.064%–0.110%	5/6/21	1,882,000	1,881,725
	U.S. Treasury Bill	0.110%	5/13/21	250,000	249,944
	U.S. Treasury Bill	0.040%	5/20/21	1,345,000	1,344,880
	U.S. Treasury Bill	0.029%–0.089%	5/27/21	1,459,000	1,458,822
	U.S. Treasury Bill	0.090%	6/10/21	500,000	499,874
	U.S. Treasury Bill	0.043%–0.088%	6/29/21	406,000	405,878
	U.S. Treasury Bill	0.100%	7/1/21	694,000	693,765
	U.S. Treasury Bill	0.090%	7/8/21	858,000	857,723
	U.S. Treasury Bill	0.090%	7/15/21	888,000	887,698
	U.S. Treasury Bill	0.095%	7/22/21	822,000	821,690
	U.S. Treasury Bill	0.085%	7/29/21	500,000	499,823
	U.S. Treasury Bill	0.070%	8/5/21	650,000	649,802
	U.S. Treasury Bill	0.050%	8/12/21	818,000	817,814
	U.S. Treasury Bill	0.060%	8/19/21	750,000	749,786
	U.S. Treasury Bill	0.045%	8/26/21	500,000	499,889
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.079%	3/2/21	400,000	400,015
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.085%	3/2/21	869,706	869,689
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.085%	3/2/21	711,000	710,991
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.114%	0.144%	3/2/21	350,000	350,060
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.139%	0.169%	3/2/21	900,000	899,932
32

Treasury Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.154%	0.184%	3/2/21	700,000	699,570
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.220%	0.250%	3/2/21	1,075,000	1,074,861
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.300%	0.330%	3/2/21	1,152,280	1,152,476
Total U.S. Government and Agency Obligations (Cost $39,533,400)					39,533,400
Total Investments (102.1%) (Cost $39,533,400)					39,533,400
Other Assets and Liabilities—Net (-2.1%)					(797,036)
Net Assets (100%)					38,736,364
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Treasury Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $39,533,400)	39,533,400
Investment in Vanguard	1,479
Receivables for Accrued Income	1,000
Receivables for Capital Shares Issued	127,559
Other Assets	3,298
Total Assets	39,666,736
Liabilities
Payables for Investment Securities Purchased	838,875
Payables for Capital Shares Redeemed	89,824
Payables for Distributions	46
Payables to Vanguard	1,627
Total Liabilities	930,372
Net Assets	38,736,364
At February 28, 2021, net assets consisted of:

Paid-in Capital	38,736,422
Total Distributable Earnings (Loss)	(58)
Net Assets	38,736,364

Net Assets
Applicable to 38,733,382,129 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,736,364
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
34

Treasury Money Market Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest	26,040
Total Income	26,040
Expenses
The Vanguard Group—Note B
Investment Advisory Services	439
Management and Administrative	14,514
Marketing and Distribution	2,425
Custodian Fees	58
Shareholders’ Reports	37
Trustees’ Fees and Expenses	5
Total Expenses	17,478
Net Investment Income	8,562
Realized Net Gain (Loss) on Investment Securities Sold	51
Net Increase (Decrease) in Net Assets Resulting from Operations	8,613

See accompanying Notes, which are an integral part of the Financial Statements.
35

Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,562	331,186
Realized Net Gain (Loss)	51	507
Net Increase (Decrease) in Net Assets Resulting from Operations	8,613	331,693
Distributions
Total Distributions	(8,563)	(331,197)
Capital Share Transactions (at $1.00 per share)
Issued	12,579,375	36,588,228
Issued in Lieu of Cash Distributions	7,866	302,542
Redeemed	(12,397,892)	(26,772,445)
Net Increase (Decrease) from Capital Share Transactions	189,349	10,118,325
Total Increase (Decrease)	189,399	10,118,821
Net Assets
Beginning of Period	38,546,965	28,428,144
End of Period	38,736,364	38,546,965

See accompanying Notes, which are an integral part of the Financial Statements.
36

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0002[1]	.010[1]	.022[1]	.014[1]	.005[1]	.0017
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0002	.010	.022	.014	.005	.0017
Distributions
Dividends from Net Investment Income	(.0002)	(.010)	(.022)	(.014)	(.005)	(.0017)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0002)	(.010)	(.022)	(.014)	(.005)	(.0017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	1.05%	2.25%	1.43%	0.54%	0.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,736	$38,547	$28,428	$18,911	$15,639	$12,803
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.04%	0.95%	2.23%	1.43%	0.55%	0.18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016. For the six months ended February 28, 2021, and the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the
38

Treasury Money Market Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective March 2021, it was announced that Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $1,479,000, representing less than 0.01% of the fund’s net assets and 0.59% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
39

Treasury Money Market Fund
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,533,400
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $109,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	Management has determined that no other events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
40

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Q302 042021

Semiannual Report  |  February 28, 2021
Vanguard S&P Mid-Cap 400 Index Funds
Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,304.20	$0.57
Institutional Shares	1,000.00	1,304.30	0.46
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,363.10	$0.88
Institutional Shares	1,000.00	1,363.60	0.47
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,251.90	$0.84
Institutional Shares	1,000.00	1,252.50	0.45
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

S&P Mid-Cap 400 Index Fund
Fund Allocation
As of February 28, 2021
Communication Services	1.9%
Consumer Discretionary	15.8
Consumer Staples	3.6
Energy	1.3
Financials	15.6
Health Care	11.2
Industrials	17.9
Information Technology	14.7
Materials	5.9
Real Estate	8.9
Utilities	3.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

S&P Mid-Cap 400 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.9%)
	Cable One Inc.	6,577	12,594
	New York Times Co. Class A	175,639	8,987
*	TripAdvisor Inc.	116,654	5,788
*	Iridium Communications Inc.	142,424	5,456
	TEGNA Inc.	265,993	4,849
*	Yelp Inc. Class A	84,321	3,180
	Cinemark Holdings Inc.	130,197	2,923
	World Wrestling Entertainment Inc. Class A	56,596	2,796
	John Wiley & Sons Inc. Class A	52,870	2,785
	Telephone & Data Systems Inc.	120,494	2,156
			51,514
Consumer Discretionary (15.8%)
*	Caesars Entertainment Inc.	252,616	23,604
*	Penn National Gaming Inc.	178,970	20,721
*	Five Below Inc.	67,765	12,612
	Williams-Sonoma Inc.	92,891	12,196
	Lithia Motors Inc. Class A	31,685	11,849
*	Deckers Outdoor Corp.	34,062	11,108
	Lear Corp.	66,269	11,007
	Kohl's Corp.	191,227	10,565
	Gentex Corp.	297,214	10,515
	Service Corp. International	209,527	10,007
	Churchill Downs Inc.	43,070	9,933
*	RH	18,934	9,285
*	Capri Holdings Ltd.	182,722	8,528
*	Mattel Inc.	422,115	8,527
*	Marriott Vacations Worldwide Corp.	49,807	8,453
	Brunswick Corp.	95,018	8,397
	Polaris Inc.	70,344	8,284
	Thor Industries Inc.	67,155	7,861
	Tempur Sealy International Inc.	232,753	7,776
*	TopBuild Corp.	40,054	7,627
	Toll Brothers Inc.	139,272	7,440
	Wyndham Hotels & Resorts Inc.	113,005	7,377
		Shares	Market Value• ($000)
*	Grubhub Inc.	112,505	7,208
	Texas Roadhouse Inc. Class A	79,221	7,200
*	Helen of Troy Ltd.	30,749	6,666
	Harley-Davidson Inc.	185,917	6,632
*	Fox Factory Holding Corp.	50,597	6,433
	Travel + Leisure Co.	104,156	6,294
*	YETI Holdings Inc.	90,831	6,246
	Foot Locker Inc.	126,619	6,089
*	Skechers U.S.A. Inc. Class A	164,460	6,019
*	Grand Canyon Education Inc.	56,842	5,951
*	Boyd Gaming Corp.	97,406	5,718
*	Ollie's Bargain Outlet Holdings Inc.	68,989	5,704
	Dick's Sporting Goods Inc.	79,727	5,690
*	AutoNation Inc.	71,398	5,356
	Wingstop Inc.	36,005	4,902
	Nordstrom Inc.	131,968	4,810
*	Goodyear Tire & Rubber Co.	282,856	4,755
	American Eagle Outfitters Inc.	181,429	4,663
	Cracker Barrel Old Country Store Inc.	28,776	4,457
	Wendy's Co.	217,350	4,440
	Carter's Inc.	52,946	4,419
*	Taylor Morrison Home Corp. Class A	157,621	4,336
	KB Home	106,836	4,314
*	Visteon Corp.	33,743	4,291
	H&R Block Inc.	222,542	4,279
*	Adient plc	113,899	4,223
*	Dana Inc.	175,228	4,172
	Six Flags Entertainment Corp.	91,753	4,092
	Murphy USA Inc.	32,223	4,017
	Columbia Sportswear Co.	36,905	3,804
	Choice Hotels International Inc.	34,978	3,668
	Papa John's International Inc.	39,972	3,605
*	Scientific Games Corp.	68,109	3,190
	Graham Holdings Co. Class B	4,911	2,951
4

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Tri Pointe Homes Inc.	153,856	2,923
*	Urban Outfitters Inc.	83,255	2,822
	Jack in the Box Inc.	27,534	2,818
	Strategic Education Inc.	29,581	2,690
*	Adtalem Global Education Inc.	63,046	2,478
*	WW International Inc.	56,825	1,676
			419,673
Consumer Staples (3.5%)
*	Darling Ingredients Inc.	196,570	12,392
*	Boston Beer Co. Inc. Class A	11,086	11,404
	Casey's General Stores Inc.	44,803	9,048
	Ingredion Inc.	81,260	7,330
*	Post Holdings Inc.	74,317	7,139
*	BJ's Wholesale Club Holdings Inc.	166,522	6,691
	Flowers Foods Inc.	238,692	5,192
*	Hain Celestial Group Inc.	100,106	4,222
	Lancaster Colony Corp.	23,713	4,142
*	Grocery Outlet Holding Corp.	103,835	3,737
	Sanderson Farms Inc.	24,014	3,662
*	TreeHouse Foods Inc.	68,556	3,429
	Nu Skin Enterprises Inc. Class A	61,882	3,167
*	Sprouts Farmers Market Inc.	143,118	3,021
	Energizer Holdings Inc.	70,781	2,959
*	Coty Inc. Class A	342,767	2,629
	Edgewell Personal Care Co.	66,128	2,023
*	Pilgrim's Pride Corp.	58,926	1,319
	Tootsie Roll Industries Inc.	21,049	649
			94,155
Energy (1.3%)
	Cimarex Energy Co.	123,721	7,175
*	EQT Corp.	334,314	5,947
*	ChampionX Corp.	225,464	4,796
	Equitrans Midstream Corp.	493,247	3,566
*	CNX Resources Corp.	271,981	3,430
	Antero Midstream Corp.	346,812	3,059
	Murphy Oil Corp.	174,865	2,856
	World Fuel Services Corp.	76,948	2,391
			33,220
Financials (15.6%)
	Signature Bank	69,218	15,113
	FactSet Research Systems Inc.	46,079	14,004
	Brown & Brown Inc.	285,920	13,124
	East West Bancorp Inc.	171,697	12,390
	Alleghany Corp.	17,359	11,221
	First Horizon Corp.	672,929	10,902
	RenaissanceRe Holdings Ltd.	61,626	10,290
	Reinsurance Group of America Inc.	82,405	10,072
	Commerce Bancshares Inc.	127,831	9,463
	American Financial Group Inc.	85,321	9,104
		Shares	Market Value• ($000)
	TCF Financial Corp.	184,957	8,290
	Prosperity Bancshares Inc.	112,255	8,247
	SEI Investments Co.	145,531	8,150
	Affiliated Managers Group Inc.	55,019	7,701
	First Financial Bankshares Inc.	172,338	7,697
	Stifel Financial Corp.	124,937	7,631
	Synovus Financial Corp.	179,278	7,585
	Pinnacle Financial Partners Inc.	91,993	7,467
	Jefferies Financial Group Inc.	250,986	7,289
	SLM Corp.	455,184	7,187
	First American Financial Corp.	135,415	7,115
	Interactive Brokers Group Inc. Class A	97,984	7,093
	Cullen/Frost Bankers Inc.	67,846	7,083
	New York Community Bancorp Inc.	562,754	6,871
	Primerica Inc.	47,667	6,732
	Old Republic International Corp.	343,035	6,631
	Glacier Bancorp Inc.	115,719	6,272
	Janus Henderson Group plc	208,181	6,085
	Webster Financial Corp.	109,417	6,052
	Bank OZK	146,629	6,044
	Valley National Bancorp	489,998	6,003
	Evercore Inc. Class A	49,286	5,903
	United Bankshares Inc.	157,411	5,816
	Kemper Corp.	74,572	5,639
	Essent Group Ltd.	136,358	5,622
	CIT Group Inc.	119,515	5,420
	Hanover Insurance Group Inc.	45,185	5,212
	Wintrust Financial Corp.	69,902	5,149
	Sterling Bancorp	235,749	5,146
	PacWest Bancorp	141,685	5,135
	RLI Corp.	48,087	5,017
	MGIC Investment Corp.	410,691	5,002
	Selective Insurance Group Inc.	72,575	4,923
*	Texas Capital Bancshares Inc.	61,203	4,664
	FNB Corp.	391,527	4,632
	Umpqua Holdings Corp.	266,828	4,555
	Kinsale Capital Group Inc.	25,850	4,551
	Home BancShares Inc.	184,322	4,505
	UMB Financial Corp.	52,438	4,424
*	Brighthouse Financial Inc.	108,587	4,332
	Bank of Hawaii Corp.	48,598	4,252
	PROG Holdings Inc.	81,872	4,094
	CNO Financial Group Inc.	168,635	4,057
	Hancock Whitney Corp.	104,841	3,958
	Associated Banc-Corp	185,928	3,747
*	LendingTree Inc.	13,213	3,553

5

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	BancorpSouth Bank	116,972	3,516
	Cathay General Bancorp	90,972	3,424
	FirstCash Inc.	50,172	3,177
	Federated Hermes Inc. Class B	114,274	3,053
	Fulton Financial Corp.	196,852	3,041
	International Bancshares Corp.	67,516	2,942
	Navient Corp.	225,688	2,794
	Washington Federal Inc.	91,879	2,777
	Trustmark Corp.	77,120	2,326
*	Genworth Financial Inc. Class A	613,810	1,915
	Mercury General Corp.	32,162	1,878
			415,059
Health Care (11.2%)
*	Charles River Laboratories International Inc.	60,330	17,263
	Bio-Techne Corp.	46,827	16,937
*	Molina Healthcare Inc.	71,925	15,590
*	Masimo Corp.	61,432	15,403
*	Repligen Corp.	61,046	12,966
*	Penumbra Inc.	40,960	11,650
*	PRA Health Sciences Inc.	77,806	11,469
*	Jazz Pharmaceuticals plc	67,576	11,355
*	Amedisys Inc.	39,796	10,094
*	Arrowhead Pharmaceuticals Inc.	124,633	9,928
	Encompass Health Corp.	120,604	9,701
*	United Therapeutics Corp.	53,901	9,011
	Hill-Rom Holdings Inc.	81,038	8,644
	Chemed Corp.	19,348	8,614
*	HealthEquity Inc.	99,283	8,176
*	Exelixis Inc.	376,301	8,151
*	Haemonetics Corp.	61,588	7,791
*	Quidel Corp.	46,432	7,627
*	Syneos Health Inc.	92,083	7,123
*	Halozyme Therapeutics Inc.	154,126	6,974
*	LHC Group Inc.	38,318	6,963
*	Tenet Healthcare Corp.	127,988	6,530
*	Acadia Healthcare Co. Inc.	107,942	5,963
*	Integra LifeSciences Holdings Corp.	85,864	5,868
*	STAAR Surgical Co.	55,928	5,817
*	Globus Medical Inc. Class A	92,474	5,780
*	Medpace Holdings Inc.	33,407	5,426
*	Neogen Corp.	64,333	5,270
*	Emergent BioSolutions Inc.	54,641	5,246
*	Nektar Therapeutics Class A	217,628	4,938
*	ICU Medical Inc.	23,663	4,910
*	LivaNova plc	58,951	4,571
*	NuVasive Inc.	62,196	3,752
*	Cantel Medical Corp.	45,599	3,387
	Patterson Cos. Inc.	105,232	3,269
		Shares	Market Value• ($000)
*	Ligand Pharmaceuticals Inc.	19,507	2,891
*	Avanos Medical Inc.	57,979	2,666
			297,714
Industrials (17.9%)
*	Generac Holdings Inc.	76,219	25,119
	Graco Inc.	203,183	14,091
	Toro Co.	130,127	13,113
*	XPO Logistics Inc.	110,878	12,928
*	Trex Co. Inc.	140,431	12,869
*	Axon Enterprise Inc.	77,079	12,756
	Nordson Corp.	65,461	12,595
*	Sunrun Inc.	189,271	11,845
	Lennox International Inc.	42,259	11,823
	Hubbell Inc. Class B	65,785	11,677
*	Builders FirstSource Inc.	248,801	10,764
	Owens Corning	131,272	10,636
*	AECOM	182,871	10,586
*	Middleby Corp.	67,452	9,876
	Watsco Inc.	39,809	9,678
	AGCO Corp.	74,492	9,645
*	IAA Inc.	163,093	9,562
	Carlisle Cos. Inc.	64,751	9,405
	Tetra Tech Inc.	65,229	9,026
	Donaldson Co. Inc.	153,104	9,019
	Oshkosh Corp.	82,714	8,768
	ITT Inc.	104,791	8,696
	Lincoln Electric Holdings Inc.	72,127	8,519
	Woodward Inc.	70,830	8,090
	CoreLogic Inc.	94,332	7,986
	Landstar System Inc.	46,560	7,456
*	Stericycle Inc.	111,049	7,204
	MSA Safety Inc.	43,938	7,074
*	JetBlue Airways Corp.	381,493	7,031
	Regal Beloit Corp.	49,241	6,730
	ManpowerGroup Inc.	69,788	6,591
	Knight-Swift Transportation Holdings Inc. Class A	152,445	6,586
	EMCOR Group Inc.	66,634	6,488
	Timken Co.	82,262	6,445
	Valmont Industries Inc.	25,782	6,098
*	ASGN Inc.	64,165	5,965
*	MasTec Inc.	68,098	5,907
	Curtiss-Wright Corp.	50,349	5,563
	Acuity Brands Inc.	44,684	5,510
*	Hexcel Corp.	101,332	5,448
*	Colfax Corp.	122,135	5,417
	nVent Electric plc	206,252	5,416
*	Clean Harbors Inc.	61,655	5,250
	Simpson Manufacturing Co. Inc.	52,665	5,133
	Crane Co.	59,921	5,025
*	FTI Consulting Inc.	43,245	4,954
	MSC Industrial Direct Co. Inc. Class A	55,499	4,780
	EnerSys	51,630	4,661

6

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Brink's Co.	59,916	4,603
*	Kirby Corp.	72,839	4,557
*	Mercury Systems Inc.	67,924	4,439
	Ryder System Inc.	65,312	4,426
*	Univar Solutions Inc.	205,142	4,084
	GATX Corp.	42,460	4,052
	Insperity Inc.	43,263	3,837
	Kennametal Inc.	101,026	3,774
*	Avis Budget Group Inc.	62,425	3,468
	Terex Corp.	84,078	3,462
	Trinity Industries Inc.	102,489	3,290
	Werner Enterprises Inc.	70,407	3,022
*	Dycom Industries Inc.	38,641	2,959
	Herman Miller Inc.	71,356	2,737
*	Fluor Corp.	151,740	2,604
	Healthcare Services Group Inc.	90,207	2,566
	KAR Auction Services Inc.	157,003	2,184
			475,868
Information Technology (14.7%)
*	SolarEdge Technologies Inc.	62,113	18,529
	Cognex Corp.	211,809	17,493
*	PTC Inc.	127,350	17,439
*	Fair Isaac Corp.	35,293	16,148
*	Cree Inc.	133,831	15,185
*	Ceridian HCM Holding Inc.	157,758	14,145
*	WEX Inc.	53,527	11,152
	MKS Instruments Inc.	66,876	11,028
	Universal Display Corp.	51,989	11,006
*	II-VI Inc.	125,810	10,606
*	Ciena Corp.	187,189	9,766
*	Manhattan Associates Inc.	77,051	9,473
*	Arrow Electronics Inc.	91,628	9,187
*	Paylocity Holding Corp.	45,399	8,680
*	First Solar Inc.	102,832	8,332
*	Silicon Laboratories Inc.	53,160	8,279
*	Lumentum Holdings Inc.	91,580	8,242
	Littelfuse Inc.	29,566	7,694
	Brooks Automation Inc.	89,556	7,448
	CDK Global Inc.	147,612	7,401
*	Coherent Inc.	29,645	7,172
	National Instruments Corp.	159,199	7,068
	Jabil Inc.	163,275	7,049
*	CACI International Inc. Class A	30,588	6,770
*	Sailpoint Technologies Holdings Inc.	110,274	6,217
*	Concentrix Corp.	49,967	6,171
	Science Applications International Corp.	70,623	6,083
	MAXIMUS Inc.	74,541	6,059
	CMC Materials Inc.	35,276	6,015
*	J2 Global Inc.	51,984	5,790
*	Semtech Corp.	78,846	5,780
*	Cirrus Logic Inc.	70,308	5,750
		Shares	Market Value• ($000)
	Sabre Corp.	384,656	5,651
*	Synaptics Inc.	41,848	5,609
	Alliance Data Systems Corp.	57,837	5,581
*	NCR Corp.	156,368	5,435
*	ACI Worldwide Inc.	141,631	5,419
	KBR Inc.	172,895	5,360
*	Teradata Corp.	132,576	5,316
*	LiveRamp Holdings Inc.	80,433	5,080
	Perspecta Inc.	165,968	4,846
	Avnet Inc.	119,853	4,563
	SYNNEX Corp.	49,981	4,456
*	Blackbaud Inc.	60,130	4,138
*	Viasat Inc.	77,830	3,980
*	Qualys Inc.	40,703	3,955
	Vishay Intertechnology Inc.	160,719	3,836
*	CommVault Systems Inc.	57,119	3,640
	Amkor Technology Inc.	129,242	3,088
*	NetScout Systems Inc.	89,167	2,516
	Belden Inc.	53,999	2,387
	InterDigital Inc.	37,303	2,364
			390,377
Materials (5.9%)
	RPM International Inc.	157,591	12,551
	Scotts Miracle-Gro Co.	49,352	10,519
	Reliance Steel & Aluminum Co.	77,333	10,223
	AptarGroup Inc.	78,495	10,210
	Steel Dynamics Inc.	242,419	10,080
	Royal Gold Inc.	79,573	8,253
	Cleveland-Cliffs Inc.	555,069	7,405
	Sonoco Products Co.	121,816	7,257
	Eagle Materials Inc.	50,720	6,359
	Louisiana-Pacific Corp.	132,596	6,313
	Valvoline Inc.	224,723	5,609
	Ashland Global Holdings Inc.	66,139	5,564
	Olin Corp.	172,256	5,330
	United States Steel Corp.	318,315	5,287
	Avient Corp.	110,926	4,794
	Chemours Co.	199,541	4,695
	Sensient Technologies Corp.	51,390	4,001
	Commercial Metals Co.	145,878	3,669
	Silgan Holdings Inc.	95,214	3,576
*	Ingevity Corp.	50,079	3,479
	Cabot Corp.	68,684	3,381
	NewMarket Corp.	8,875	3,363
	Minerals Technologies Inc.	41,215	2,936
	Worthington Industries Inc.	43,444	2,776
	Compass Minerals International Inc.	41,128	2,595
	Domtar Corp.	67,071	2,485
*	O-I Glass Inc.	190,276	2,222
	Greif Inc. Class A	31,992	1,545
			156,477
Real Estate (8.9%)
	Medical Properties Trust Inc.	688,885	14,873

7

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Camden Property Trust	118,119	12,302
*	Jones Lang LaSalle Inc.	62,226	10,826
	Omega Healthcare Investors Inc.	275,334	10,226
	CyrusOne Inc.	146,054	9,585
	STORE Capital Corp.	286,647	9,585
	National Retail Properties Inc.	210,717	9,238
	Lamar Advertising Co. Class A	104,826	9,077
	Kilroy Realty Corp.	127,210	8,073
	Rexford Industrial Realty Inc.	158,291	7,554
	Life Storage Inc.	88,406	7,417
	Apartment Income REIT Corp.	180,549	7,381
	Brixmor Property Group Inc.	359,623	7,077
	American Campus Communities Inc.	166,932	6,838
	First Industrial Realty Trust Inc.	156,499	6,684
	Douglas Emmett Inc.	199,964	6,549
	EastGroup Properties Inc.	47,973	6,530
	CoreSite Realty Corp.	51,871	6,313
	Park Hotels & Resorts Inc.	285,811	6,216
	Cousins Properties Inc.	180,200	6,044
	Spirit Realty Capital Inc.	138,594	5,962
	Rayonier Inc.	165,574	5,404
	Highwoods Properties Inc.	126,058	5,037
	Healthcare Realty Trust Inc.	165,024	4,763
	Hudson Pacific Properties Inc.	184,514	4,722
	Sabra Health Care REIT Inc.	250,836	4,319
	Physicians Realty Trust	252,535	4,293
	JBG SMITH Properties	134,964	4,285
	PotlatchDeltic Corp.	81,113	4,116
	EPR Properties	90,512	4,089
	Weingarten Realty Investors	146,142	3,711
	Pebblebrook Hotel Trust	158,819	3,599
	Corporate Office Properties Trust	136,062	3,538
	PS Business Parks Inc.	24,338	3,526
	Service Properties Trust	200,450	2,574
	Urban Edge Properties	132,805	2,191
[1]	Macerich Co.	136,209	1,760
			236,277
	Shares	Market Value• ($000)
Utilities (3.2%)
Essential Utilities Inc.	270,702	11,386
UGI Corp.	252,794	9,684
OGE Energy Corp.	242,619	7,101
MDU Resources Group Inc.	243,209	6,834
IDACORP Inc.	61,203	5,278
National Fuel Gas Co.	110,347	5,014
PNM Resources Inc.	96,583	4,637
Hawaiian Electric Industries Inc.	132,369	4,628
New Jersey Resources Corp.	116,478	4,576
Black Hills Corp.	76,116	4,503
ONE Gas Inc.	64,411	4,314
Southwest Gas Holdings Inc.	68,949	4,299
Spire Inc.	62,630	4,160
ALLETE Inc.	63,055	3,918
NorthWestern Corp.	61,332	3,587
		83,919
Total Common Stocks (Cost $2,043,555)		2,654,253
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund, 0.099% (Cost $1,800)	18,008	1,801
Total Investments (99.9%) (Cost $2,045,355)		2,656,054
Other Assets and Liabilities—Net (0.1%)		1,364
Net Assets (100%)		2,657,418
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,658,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,796,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

8

S&P Mid-Cap 400 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2021	8	1,996	5

See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,043,555)	2,654,253
Affiliated Issuers (Cost $1,800)	1,801
Total Investments in Securities	2,656,054
Investment in Vanguard	95
Receivables for Investment Securities Sold	10,249
Receivables for Accrued Income	1,996
Receivables for Capital Shares Issued	738
Variation Margin Receivable—Futures Contracts	5
Total Assets	2,669,137
Liabilities
Due to Custodian	2,381
Payables for Investment Securities Purchased	7,406
Collateral for Securities on Loan	1,796
Payables for Capital Shares Redeemed	24
Payables to Vanguard	112
Total Liabilities	11,719
Net Assets	2,657,418
At February 28, 2021, net assets consisted of:

Paid-in Capital	2,162,623
Total Distributable Earnings (Loss)	494,795
Net Assets	2,657,418

ETF Shares—Net Assets
Applicable to 7,351,158 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,239,152
Net Asset Value Per Share—ETF Shares	$168.57

Institutional Shares—Net Assets
Applicable to 4,218,410 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,418,266
Net Asset Value Per Share—Institutional Shares	$336.21
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Mid-Cap 400 Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	14,769
Interest[1]	1
Securities Lending—Net	76
Total Income	14,846
Expenses
The Vanguard Group—Note B
Investment Advisory Services	174
Management and Administrative—ETF Shares	397
Management and Administrative—Institutional Shares	382
Marketing and Distribution—ETF Shares	25
Marketing and Distribution—Institutional Shares	17
Custodian Fees	27
Shareholders’ Reports—ETF Shares	3
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	—
Total Expenses	1,029
Net Investment Income	13,817
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	70,089
Futures Contracts	735
Realized Net Gain (Loss)	70,824
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	544,229
Futures Contracts	10
Change in Unrealized Appreciation (Depreciation)	544,239
Net Increase (Decrease) in Net Assets Resulting from Operations	628,880
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, $2,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $106,993,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,817	32,257
Realized Net Gain (Loss)	70,824	41,164
Change in Unrealized Appreciation (Depreciation)	544,239	21,473
Net Increase (Decrease) in Net Assets Resulting from Operations	628,880	94,894
Distributions
ETF Shares	(8,095)	(14,643)
Institutional Shares	(10,410)	(18,508)
Total Distributions	(18,505)	(33,151)
Capital Share Transactions
ETF Shares	76,678	(54,436)
Institutional Shares	(82,668)	(75,560)
Net Increase (Decrease) from Capital Share Transactions	(5,990)	(129,996)
Total Increase (Decrease)	604,385	(68,253)
Net Assets
Beginning of Period	2,053,033	2,121,286
End of Period	2,657,418	2,053,033
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$130.31	$127.18	$138.01	$116.74	$105.51	$95.87
Investment Operations
Net Investment Income	.852[1]	1.959[1]	1.880[1]	1.778[1]	1.510[1]	1.393
Net Realized and Unrealized Gain (Loss) on Investments	38.575	3.205	(10.864)	21.199	11.294	10.091
Total from Investment Operations	39.427	5.164	(8.984)	22.977	12.804	11.484
Distributions
Dividends from Net Investment Income	(1.167)	(2.034)	(1.846)	(1.707)	(1.574)	(1.844)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.167)	(2.034)	(1.846)	(1.707)	(1.574)	(1.844)
Net Asset Value, End of Period	$168.57	$130.31	$127.18	$138.01	$116.74	$105.51
Total Return	30.42%	4.11%	-6.50%	19.82%	12.22%	12.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,239	$890	$919	$973	$727	$485
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.57%	1.47%	1.38%	1.34%	1.56%
Portfolio Turnover Rate[2]	9%	17%	10%	12%	13%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P Mid-Cap 400 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$259.90	$253.60	$275.26	$232.82	$210.40	$191.51
Investment Operations
Net Investment Income	1.769[1]	3.959[1]	3.786[1]	3.711[1]	3.176[1]	3.171
Net Realized and Unrealized Gain (Loss) on Investments	76.893	6.384	(21.653)	42.301	22.516	19.869
Total from Investment Operations	78.662	10.343	(17.867)	46.012	25.692	23.040
Distributions
Dividends from Net Investment Income	(2.352)	(4.043)	(3.793)	(3.572)	(3.272)	(4.150)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.352)	(4.043)	(3.793)	(3.572)	(3.272)	(4.150)
Net Asset Value, End of Period	$336.21	$259.90	$253.60	$275.26	$232.82	$210.40
Total Return	30.43%	4.14%	-6.49%	19.92%	12.31%	12.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,418	$1,164	$1,202	$1,420	$1,119	$848
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.59%	1.49%	1.45%	1.41%	1.63%
Portfolio Turnover Rate[2]	9%	17%	10%	12%	13%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
15

S&P Mid-Cap 400 Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
16

S&P Mid-Cap 400 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $95,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
17

S&P Mid-Cap 400 Index Fund
At February 28, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,050,837
Gross Unrealized Appreciation	703,869
Gross Unrealized Depreciation	(98,647)
Net Unrealized Appreciation (Depreciation)	605,222
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $180,130,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $476,872,000 of investment securities and sold $483,922,000 of investment securities, other than temporary cash investments. Purchases and sales include $267,821,000 and $226,230,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $58,986,000 and $25,179,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	307,900	2,150	513,113	4,275
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(231,222)	(1,625)	(567,549)	(4,675)
Net Increase (Decrease)—ETF Shares	76,678	525	(54,436)	(400)
18

S&P Mid-Cap 400 Index Fund
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	84,207	297	151,527	634
Issued in Lieu of Cash Distributions	10,007	35	17,876	71
Redeemed	(176,882)	(591)	(244,963)	(969)
Net Increase (Decrease)—Institutional Shares	(82,668)	(259)	(75,560)	(264)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
19

S&P Mid-Cap 400 Value Index Fund
Fund Allocation
As of February 28, 2021
Communication Services	1.4%
Consumer Discretionary	14.6
Consumer Staples	4.0
Energy	1.3
Financials	22.8
Health Care	4.5
Industrials	15.7
Information Technology	9.7
Materials	7.1
Real Estate	13.2
Utilities	5.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
20

S&P Mid-Cap 400 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Communication Services (1.4%)
*	TripAdvisor Inc.	41,467	2,058
	Cinemark Holdings Inc.	73,915	1,659
	TEGNA Inc.	90,486	1,650
	John Wiley & Sons Inc. Class A	30,016	1,581
	Telephone & Data Systems Inc.	68,500	1,225
*	Iridium Communications Inc.	31,376	1,202
*	Yelp Inc. Class A	23,331	880
	World Wrestling Entertainment Inc. Class A	13,424	663
			10,918
Consumer Discretionary (14.6%)
	Lear Corp.	37,479	6,225
	Kohl's Corp.	108,118	5,974
*	Caesars Entertainment Inc.	60,004	5,607
*	Capri Holdings Ltd.	103,344	4,823
*	Marriott Vacations Worldwide Corp.	28,189	4,784
*	Penn National Gaming Inc.	40,492	4,688
	Thor Industries Inc.	37,979	4,446
	Foot Locker Inc.	71,678	3,447
*	Skechers U.S.A. Inc. Class A	93,096	3,407
	Dick's Sporting Goods Inc.	45,045	3,215
*	AutoNation Inc.	40,430	3,033
	Nordstrom Inc.	74,739	2,724
*	Goodyear Tire & Rubber Co.	159,810	2,686
	American Eagle Outfitters Inc.	102,509	2,634
	Cracker Barrel Old Country Store Inc.	16,258	2,518
	Carter's Inc.	29,915	2,497
	Gentex Corp.	70,579	2,497
	Polaris Inc.	21,064	2,481
*	Taylor Morrison Home Corp. Class A	89,073	2,450
	KB Home	60,390	2,439
	H&R Block Inc.	125,692	2,417
*	Adient plc	64,362	2,387
*	Dana Inc.	99,054	2,358
		Shares	Market Value• ($000)
	Toll Brothers Inc.	44,059	2,354
	Murphy USA Inc.	18,202	2,269
	Service Corp. International	47,372	2,263
	Travel + Leisure Co.	35,898	2,169
	Brunswick Corp.	24,209	2,139
*	Grand Canyon Education Inc.	20,234	2,118
	Wyndham Hotels & Resorts Inc.	29,454	1,923
	Graham Holdings Co. Class B	2,779	1,670
*	Tri Pointe Homes Inc.	87,146	1,656
*	Urban Outfitters Inc.	46,849	1,588
	Strategic Education Inc.	16,728	1,521
*	Boyd Gaming Corp.	25,294	1,485
	Six Flags Entertainment Corp.	32,104	1,432
*	Adtalem Global Education Inc.	35,829	1,408
*	Visteon Corp.	9,958	1,266
	Harley-Davidson Inc.	35,137	1,253
	Columbia Sportswear Co.	12,093	1,246
	Choice Hotels International Inc.	9,276	973
*	Scientific Games Corp.	16,141	756
*	WW International Inc.	19,667	580
			111,806
Consumer Staples (4.0%)
	Ingredion Inc.	45,928	4,143
*	Post Holdings Inc.	42,066	4,041
*	BJ's Wholesale Club Holdings Inc.	94,175	3,784
	Casey's General Stores Inc.	15,696	3,170
	Sanderson Farms Inc.	13,607	2,075
*	TreeHouse Foods Inc.	38,748	1,938
	Flowers Foods Inc.	82,471	1,794
*	Sprouts Farmers Market Inc.	80,819	1,706
*	Coty Inc. Class A	194,989	1,496
	Edgewell Personal Care Co.	37,396	1,144
	Lancaster Colony Corp.	5,618	981
*	Hain Celestial Group Inc.	21,443	904
	Energizer Holdings Inc.	21,127	883
*	Grocery Outlet Holding Corp.	22,435	807
21

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Nu Skin Enterprises Inc. Class A	15,717	804
*	Pilgrim's Pride Corp.	33,343	747
	Tootsie Roll Industries Inc.	7,128	220
			30,637
Energy (1.3%)
	Cimarex Energy Co.	36,395	2,111
*	EQT Corp.	117,394	2,088
	Murphy Oil Corp.	99,325	1,622
*	ChampionX Corp.	75,085	1,597
	World Fuel Services Corp.	43,680	1,358
	Equitrans Midstream Corp.	153,032	1,106
			9,882
Financials (22.6%)
	East West Bancorp Inc.	97,113	7,008
	Alleghany Corp.	9,816	6,345
	First Horizon Corp.	380,439	6,163
	Reinsurance Group of America Inc.	46,577	5,693
	Signature Bank	25,446	5,556
	American Financial Group Inc.	48,285	5,152
	TCF Financial Corp.	104,584	4,687
	Prosperity Bancshares Inc.	63,496	4,665
	Affiliated Managers Group Inc.	31,096	4,353
	Synovus Financial Corp.	101,473	4,293
	Pinnacle Financial Partners Inc.	52,075	4,227
	Jefferies Financial Group Inc.	142,055	4,125
	First American Financial Corp.	76,568	4,023
	Cullen/Frost Bankers Inc.	38,403	4,009
	New York Community Bancorp Inc.	318,502	3,889
	Old Republic International Corp.	194,190	3,754
	Janus Henderson Group plc	117,666	3,439
	Webster Financial Corp.	61,958	3,427
	Bank OZK	83,018	3,422
	Valley National Bancorp	276,868	3,392
	United Bankshares Inc.	89,140	3,294
	Kemper Corp.	42,220	3,193
	CIT Group Inc.	67,538	3,063
	Hanover Insurance Group Inc.	25,585	2,951
	Wintrust Financial Corp.	39,502	2,910
	Sterling Bancorp	133,214	2,908
	MGIC Investment Corp.	232,572	2,833
	Selective Insurance Group Inc.	41,111	2,789
	Commerce Bancshares Inc.	37,562	2,781
*	Texas Capital Bancshares Inc.	34,582	2,635
	FNB Corp.	220,884	2,613
	Home BancShares Inc.	104,143	2,545
		Shares	Market Value• ($000)
	RenaissanceRe Holdings Ltd.	15,015	2,507
	Stifel Financial Corp.	40,954	2,501
	UMB Financial Corp.	29,631	2,500
	Bank of Hawaii Corp.	27,457	2,402
	CNO Financial Group Inc.	95,225	2,291
	SEI Investments Co.	40,282	2,256
	Hancock Whitney Corp.	59,232	2,236
	Associated Banc-Corp	105,178	2,119
	PacWest Bancorp	57,601	2,087
	BancorpSouth Bank	66,090	1,987
	Cathay General Bancorp	51,299	1,931
	FirstCash Inc.	28,403	1,798
	Glacier Bancorp Inc.	32,798	1,778
	Fulton Financial Corp.	111,121	1,717
	International Bancshares Corp.	38,282	1,668
	Essent Group Ltd.	38,641	1,593
	Navient Corp.	128,133	1,586
	Washington Federal Inc.	52,147	1,576
	First Financial Bankshares Inc.	35,015	1,564
	Umpqua Holdings Corp.	85,978	1,468
	Trustmark Corp.	43,410	1,309
	PROG Holdings Inc.	24,978	1,249
	Evercore Inc. Class A	10,291	1,233
	RLI Corp.	11,125	1,161
*	Genworth Financial Inc. Class A	346,934	1,082
	Mercury General Corp.	18,187	1,062
	Federated Hermes Inc. Class B	38,118	1,019
			173,817
Health Care (4.5%)
*	Molina Healthcare Inc.	18,715	4,057
*	Tenet Healthcare Corp.	72,441	3,696
*	United Therapeutics Corp.	17,670	2,954
	Hill-Rom Holdings Inc.	26,554	2,832
*	LivaNova plc	33,309	2,583
	Encompass Health Corp.	30,057	2,418
*	NuVasive Inc.	35,145	2,120
*	Acadia Healthcare Co. Inc.	37,807	2,089
*	Haemonetics Corp.	15,666	1,982
	Patterson Cos. Inc.	59,497	1,848
*	Nektar Therapeutics Class A	76,500	1,736
*	Integra LifeSciences Holdings Corp.	24,331	1,663
*	ICU Medical Inc.	6,578	1,365
*	Neogen Corp.	14,518	1,189
*	Cantel Medical Corp.	13,373	993
*	Ligand Pharmaceuticals Inc.	5,291	784
			34,309
Industrials (15.6%)
	Owens Corning	74,243	6,015
*	AECOM	103,361	5,984

22

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Oshkosh Corp.	46,748	4,955
*	JetBlue Airways Corp.	215,976	3,980
	ManpowerGroup Inc.	39,501	3,730
	EMCOR Group Inc.	37,718	3,673
*	XPO Logistics Inc.	30,125	3,513
*	MasTec Inc.	38,556	3,345
	AGCO Corp.	24,412	3,161
	Acuity Brands Inc.	25,295	3,119
*	Builders FirstSource Inc.	71,854	3,109
*	Hexcel Corp.	57,255	3,078
*	Colfax Corp.	69,164	3,067
	nVent Electric plc	116,495	3,059
	Crane Co.	33,834	2,837
	Lennox International Inc.	9,795	2,740
	ITT Inc.	32,564	2,702
	Nordson Corp.	13,721	2,640
	Hubbell Inc. Class B	14,863	2,638
*	Kirby Corp.	41,152	2,574
	Donaldson Co. Inc.	43,268	2,549
	Ryder System Inc.	36,933	2,503
*	Stericycle Inc.	38,271	2,483
*	Univar Solutions Inc.	115,899	2,308
	GATX Corp.	23,984	2,289
	Carlisle Cos. Inc.	15,357	2,231
	Woodward Inc.	19,268	2,201
*	Middleby Corp.	14,900	2,181
	Kennametal Inc.	57,251	2,139
	Watsco Inc.	8,573	2,084
	Valmont Industries Inc.	8,597	2,033
	Curtiss-Wright Corp.	17,912	1,979
*	Avis Budget Group Inc.	35,456	1,970
	Regal Beloit Corp.	13,945	1,906
	Trinity Industries Inc.	58,094	1,865
*	Clean Harbors Inc.	21,315	1,815
*	Dycom Industries Inc.	21,923	1,679
	Brink's Co.	21,079	1,619
	Landstar System Inc.	9,766	1,564
	Herman Miller Inc.	40,519	1,554
*	Fluor Corp.	86,050	1,477
	Healthcare Services Group Inc.	51,148	1,455
	MSC Industrial Direct Co. Inc. Class A	15,750	1,357
	EnerSys	14,879	1,343
	KAR Auction Services Inc.	88,561	1,232
	Terex Corp.	29,408	1,211
	Werner Enterprises Inc.	21,452	921
			119,867
Information Technology (9.7%)
*	Arrow Electronics Inc.	51,832	5,197
	Jabil Inc.	92,287	3,984
*	Ciena Corp.	66,771	3,483
*	Ceridian HCM Holding Inc.	36,619	3,283
	Alliance Data Systems Corp.	32,718	3,157
*	NCR Corp.	88,546	3,078
		Shares	Market Value• ($000)
	KBR Inc.	97,687	3,028
*	Coherent Inc.	11,080	2,681
*	WEX Inc.	12,705	2,647
	Avnet Inc.	67,737	2,579
	SYNNEX Corp.	28,257	2,519
*	Viasat Inc.	43,987	2,250
	National Instruments Corp.	49,464	2,196
*	CACI International Inc. Class A	9,849	2,180
	Vishay Intertechnology Inc.	90,916	2,170
	Science Applications International Corp.	24,334	2,096
	CDK Global Inc.	41,722	2,092
	Sabre Corp.	139,600	2,051
*	Silicon Laboratories Inc.	12,351	1,924
*	Teradata Corp.	47,203	1,893
*	Cirrus Logic Inc.	22,636	1,851
*	Concentrix Corp.	14,723	1,818
	Perspecta Inc.	58,307	1,703
*	Synaptics Inc.	12,295	1,648
*	NetScout Systems Inc.	50,394	1,422
*	ACI Worldwide Inc.	36,762	1,407
	Belden Inc.	30,681	1,356
*	LiveRamp Holdings Inc.	21,346	1,348
	InterDigital Inc.	21,192	1,343
	MAXIMUS Inc.	15,983	1,299
*	Blackbaud Inc.	18,665	1,285
	Amkor Technology Inc.	51,147	1,222
*	J2 Global Inc.	10,850	1,208
*	CommVault Systems Inc.	16,451	1,048
			74,446
Materials (7.0%)
	Reliance Steel & Aluminum Co.	43,747	5,783
	Steel Dynamics Inc.	137,090	5,700
	Sonoco Products Co.	68,955	4,108
	Olin Corp.	97,401	3,014
	United States Steel Corp.	179,821	2,987
	Avient Corp.	62,702	2,710
	RPM International Inc.	33,913	2,701
	AptarGroup Inc.	17,324	2,253
	Commercial Metals Co.	82,301	2,070
	Ashland Global Holdings Inc.	23,923	2,012
	Royal Gold Inc.	18,881	1,958
	Cabot Corp.	38,811	1,911
	Minerals Technologies Inc.	23,394	1,666
	Louisiana-Pacific Corp.	33,857	1,612
	Chemours Co.	62,192	1,463
	Domtar Corp.	37,779	1,400
	Eagle Materials Inc.	10,877	1,364
	Valvoline Inc.	50,705	1,266
*	O-I Glass Inc.	107,578	1,256
	NewMarket Corp.	3,123	1,184
	Sensient Technologies Corp.	15,075	1,174
	Silgan Holdings Inc.	30,097	1,130

23

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	Ingevity Corp.	14,410	1,001
	Greif Inc. Class A	18,098	874
	Compass Minerals International Inc.	12,084	762
	Worthington Industries Inc.	10,343	661
			54,020
Real Estate (13.1%)
*	Jones Lang LaSalle Inc.	35,184	6,121
	Omega Healthcare Investors Inc.	155,652	5,781
	National Retail Properties Inc.	119,287	5,230
	Medical Properties Trust Inc.	237,585	5,129
	Kilroy Realty Corp.	71,882	4,562
	Apartment Income REIT Corp.	102,181	4,177
	Brixmor Property Group Inc.	203,576	4,006
	Douglas Emmett Inc.	112,932	3,698
	Camden Property Trust	35,435	3,691
	Park Hotels & Resorts Inc.	161,499	3,513
	STORE Capital Corp.	102,269	3,420
	Cousins Properties Inc.	101,827	3,415
	Spirit Realty Capital Inc.	78,470	3,376
	Highwoods Properties Inc.	71,175	2,844
	Hudson Pacific Properties Inc.	104,221	2,667
	Lamar Advertising Co. Class A	29,610	2,564
	Sabra Health Care REIT Inc.	142,223	2,449
	Physicians Realty Trust	142,681	2,426
	JBG SMITH Properties	76,238	2,421
	American Campus Communities Inc.	57,700	2,363
	EPR Properties	51,259	2,316
	Weingarten Realty Investors	82,478	2,094
	Pebblebrook Hotel Trust	89,974	2,039
	Life Storage Inc.	23,972	2,011
	Corporate Office Properties Trust	76,870	1,999
	First Industrial Realty Trust Inc.	43,325	1,850
	Rayonier Inc.	56,290	1,837
	Rexford Industrial Realty Inc.	36,672	1,750
	Healthcare Realty Trust Inc.	56,124	1,620
	EastGroup Properties Inc.	11,421	1,554
	Service Properties Trust	112,860	1,449
	PotlatchDeltic Corp.	28,525	1,448
	CoreSite Realty Corp.	10,590	1,289
	Shares	Market Value• ($000)
Urban Edge Properties	75,084	1,239
PS Business Parks Inc.	7,415	1,074
[1] Macerich Co.	77,046	995
		100,417
Utilities (5.6%)
UGI Corp.	142,924	5,475
OGE Energy Corp.	137,134	4,014
MDU Resources Group Inc.	137,625	3,867
Essential Utilities Inc.	76,602	3,222
IDACORP Inc.	34,588	2,983
National Fuel Gas Co.	62,501	2,840
Hawaiian Electric Industries Inc.	74,993	2,622
New Jersey Resources Corp.	65,875	2,588
Black Hills Corp.	43,005	2,544
ONE Gas Inc.	36,468	2,442
Southwest Gas Holdings Inc.	38,939	2,428
Spire Inc.	35,359	2,349
ALLETE Inc.	35,636	2,214
NorthWestern Corp.	34,652	2,027
PNM Resources Inc.	33,406	1,604
		43,219
Total Common Stocks (Cost $671,396)		763,338
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund, 0.099% (Cost $4,523)	45,233	4,523
Total Investments (100.0%) (Cost $675,919)		767,861
Other Assets and Liabilities—Net (0.0%)		197
Net Assets (100%)		768,058
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $885,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $959,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

24

S&P Mid-Cap 400 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2021	8	1,996	(14)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Harley-Davidson Inc.	9/2/21	BOANA	2,806	(0.120)	—	(310)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
25

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $671,396)	763,338
Affiliated Issuers (Cost $4,523)	4,523
Total Investments in Securities	767,861
Investment in Vanguard	26
Cash Collateral Pledged—Futures Contracts	113
Cash Collateral Pledged—Over-the-Counter Swap Contracts	570
Receivables for Investment Securities Sold	69
Receivables for Accrued Income	784
Receivables for Capital Shares Issued	1
Total Assets	769,424
Liabilities
Due to Custodian	34
Collateral for Securities on Loan	959
Payables for Capital Shares Redeemed	13
Payables to Vanguard	48
Variation Margin Payable—Futures Contracts	2
Unrealized Depreciation—Over-the-Counter Swap Contracts	310
Total Liabilities	1,366
Net Assets	768,058
At February 28, 2021, net assets consisted of:

Paid-in Capital	806,194
Total Distributable Earnings (Loss)	(38,136)
Net Assets	768,058

ETF Shares—Net Assets
Applicable to 4,125,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	601,519
Net Asset Value Per Share—ETF Shares	$145.82

Institutional Shares—Net Assets
Applicable to 569,672 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	166,539
Net Asset Value Per Share—Institutional Shares	$292.34
See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	6,003
Interest[1]	2
Securities Lending—Net	39
Total Income	6,044
Expenses
The Vanguard Group—Note B
Investment Advisory Services	50
Management and Administrative—ETF Shares	325
Management and Administrative—Institutional Shares	43
Marketing and Distribution—ETF Shares	12
Marketing and Distribution—Institutional Shares	2
Custodian Fees	11
Shareholders’ Reports—ETF Shares	1
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	444
Net Investment Income	5,600
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	10,882
Futures Contracts	191
Swap Contracts	1,014
Realized Net Gain (Loss)	12,087
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	187,070
Futures Contracts	(20)
Swap Contracts	(310)
Change in Unrealized Appreciation (Depreciation)	186,740
Net Increase (Decrease) in Net Assets Resulting from Operations	204,427
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, $3,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $31,912,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
27

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,600	16,839
Realized Net Gain (Loss)	12,087	17,712
Change in Unrealized Appreciation (Depreciation)	186,740	(107,563)
Net Increase (Decrease) in Net Assets Resulting from Operations	204,427	(73,012)
Distributions
ETF Shares	(12,813)	(13,478)
Institutional Shares	(3,807)	(3,799)
Total Distributions	(16,620)	(17,277)
Capital Share Transactions
ETF Shares	(44,242)	(104,441)
Institutional Shares	(36,596)	(15,104)
Net Increase (Decrease) from Capital Share Transactions	(80,838)	(119,545)
Total Increase (Decrease)	106,969	(209,834)
Net Assets
Beginning of Period	661,089	870,923
End of Period	768,058	661,089
See accompanying Notes, which are an integral part of the Financial Statements.
28

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$109.60	$117.53	$130.06	$112.31	$101.70	$91.40
Investment Operations
Net Investment Income[1]	1.034	2.423	2.061	2.090	1.767	1.891
Net Realized and Unrealized Gain (Loss) on Investments	38.369	(8.078)	(12.629)	17.548	10.344	9.880
Total from Investment Operations	39.403	(5.655)	(10.568)	19.638	12.111	11.771
Distributions
Dividends from Net Investment Income	(3.183)	(2.275)	(1.962)	(1.888)	(1.501)	(1.471)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.183)	(2.275)	(1.962)	(1.888)	(1.501)	(1.471)
Net Asset Value, End of Period	$145.82	$109.60	$117.53	$130.06	$112.31	$101.70
Total Return	36.31%	-5.10%	-8.04%	17.60%	11.91%	13.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$602	$501	$685	$735	$632	$460
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.84%	2.13%	1.72%	1.72%	1.61%	1.97%
Portfolio Turnover Rate[2]	34%	51%	38%	36%	39%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
29

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$219.78	$235.62	$260.90	$225.05	$203.65	$182.92
Investment Operations
Net Investment Income[1]	2.173	5.011	4.332	4.454	3.866	3.774
Net Realized and Unrealized Gain (Loss) on Investments	76.920	(16.157)	(25.380)	35.198	20.656	20.020
Total from Investment Operations	79.093	(11.146)	(21.048)	39.652	24.522	23.794
Distributions
Dividends from Net Investment Income	(6.533)	(4.694)	(4.232)	(3.802)	(3.122)	(3.064)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(6.533)	(4.694)	(4.232)	(3.802)	(3.122)	(3.064)
Net Asset Value, End of Period	$292.34	$219.78	$235.62	$260.90	$225.05	$203.65
Total Return	36.36%	-5.01%	-7.99%	17.75%	12.05%	13.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$167	$160	$186	$235	$159	$147
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.21%	1.79%	1.84%	1.73%	2.09%
Portfolio Turnover Rate[2]	34%	51%	38%	36%	39%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
31

S&P Mid-Cap 400 Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
32

S&P Mid-Cap 400 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
33

S&P Mid-Cap 400 Value Index Fund
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $26,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
34

S&P Mid-Cap 400 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	763,338	—	—	763,338
Temporary Cash Investments	4,523	—	—	4,523
Total	767,861	—	—	767,861

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	14	—	—	14
Swap Contracts	—	310	—	310
Total	14	310	—	324
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	678,342
Gross Unrealized Appreciation	121,655
Gross Unrealized Depreciation	(32,460)
Net Unrealized Appreciation (Depreciation)	89,195
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $139,957,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $313,925,000 of investment securities and sold $401,204,000 of investment securities, other than temporary cash investments. Purchases and sales include $93,804,000 and $160,112,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $170,310,000 and $97,312,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
35

S&P Mid-Cap 400 Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	116,330	900	354,917	2,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(160,572)	(1,350)	(459,358)	(4,050)
Net Increase (Decrease)—ETF Shares	(44,242)	(450)	(104,441)	(1,250)
Institutional Shares
Issued	11,402	46	21,310	91
Issued in Lieu of Cash Distributions	3,181	12	2,932	11
Redeemed	(51,179)	(214)	(39,346)	(167)
Net Increase (Decrease)—Institutional Shares	(36,596)	(156)	(15,104)	(65)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
36

S&P Mid-Cap 400 Growth Index Fund
Fund Allocation
As of February 28, 2021
Communication Services	2.5%
Consumer Discretionary	16.7
Consumer Staples	3.1
Energy	1.2
Financials	8.3
Health Care	18.2
Industrials	20.3
Information Technology	19.9
Materials	4.7
Real Estate	4.5
Utilities	0.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
37

S&P Mid-Cap 400 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (2.5%)
	Cable One Inc.	5,439	10,415
	New York Times Co. Class A	145,242	7,432
*	Iridium Communications Inc.	71,768	2,750
*	TripAdvisor Inc.	35,729	1,773
	TEGNA Inc.	88,052	1,605
	World Wrestling Entertainment Inc. Class A	27,211	1,344
*	Yelp Inc. Class A	35,642	1,344
			26,663
Consumer Discretionary (16.7%)
*	Caesars Entertainment Inc.	121,179	11,323
*	Five Below Inc.	56,047	10,431
*	Penn National Gaming Inc.	88,813	10,283
	Williams-Sonoma Inc.	76,829	10,087
	Lithia Motors Inc. Class A	26,206	9,800
*	Deckers Outdoor Corp.	28,171	9,187
	Churchill Downs Inc.	35,619	8,215
*	RH	15,660	7,679
*	Mattel Inc.	349,135	7,052
	Tempur Sealy International Inc.	192,514	6,432
*	TopBuild Corp.	33,128	6,308
*	Grubhub Inc.	93,042	5,961
	Texas Roadhouse Inc. Class A	65,515	5,954
*	Helen of Troy Ltd.	25,433	5,514
*	Fox Factory Holding Corp.	41,845	5,321
*	YETI Holdings Inc.	75,125	5,166
	Gentex Corp.	142,564	5,044
	Service Corp. International	103,968	4,965
*	Ollie's Bargain Outlet Holdings Inc.	57,051	4,717
	Wingstop Inc.	29,774	4,054
	Brunswick Corp.	43,223	3,820
	Wendy's Co.	179,810	3,673
	Wyndham Hotels & Resorts Inc.	50,458	3,294
	Polaris Inc.	27,343	3,220
	Papa John's International Inc.	33,052	2,981
	Toll Brothers Inc.	50,679	2,707
*	Boyd Gaming Corp.	43,501	2,553
		Shares	Market Value• ($000)
	Jack in the Box Inc.	22,795	2,333
	Travel + Leisure Co.	33,604	2,031
*	Grand Canyon Education Inc.	17,401	1,822
*	Visteon Corp.	13,413	1,706
	Choice Hotels International Inc.	15,347	1,609
*	Scientific Games Corp.	32,713	1,532
	Columbia Sportswear Co.	12,851	1,325
	Six Flags Entertainment Corp.	28,767	1,283
*	WW International Inc.	18,324	540
			179,922
Consumer Staples (3.1%)
*	Darling Ingredients Inc.	162,571	10,248
*	Boston Beer Co. Inc. Class A	9,169	9,432
	Casey's General Stores Inc.	14,075	2,843
*	Hain Celestial Group Inc.	51,330	2,165
	Lancaster Colony Corp.	11,378	1,987
*	Grocery Outlet Holding Corp.	53,307	1,919
	Flowers Foods Inc.	77,040	1,676
	Nu Skin Enterprises Inc. Class A	28,192	1,443
	Energizer Holdings Inc.	27,399	1,145
	Tootsie Roll Industries Inc.	7,162	221
			33,079
Energy (1.2%)
	Cimarex Energy Co.	49,076	2,846
*	CNX Resources Corp.	225,195	2,840
	Antero Midstream Corp.	286,816	2,530
*	EQT Corp.	105,106	1,870
*	ChampionX Corp.	76,510	1,627
	Equitrans Midstream Corp.	183,776	1,328
			13,041
Financials (8.3%)
	FactSet Research Systems Inc.	38,111	11,582
	Brown & Brown Inc.	236,515	10,856
	SLM Corp.	376,414	5,944
	Interactive Brokers Group Inc. Class A	81,033	5,866
	Primerica Inc.	39,425	5,568
	RenaissanceRe Holdings Ltd.	29,051	4,851
	Signature Bank	20,035	4,375
38

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	First Financial Bankshares Inc.	91,231	4,074
	Kinsale Capital Group Inc.	21,382	3,765
	Commerce Bancshares Inc.	50,752	3,757
*	Brighthouse Financial Inc.	89,755	3,580
	SEI Investments Co.	61,385	3,438
	Evercore Inc. Class A	25,675	3,075
*	LendingTree Inc.	10,925	2,938
	Stifel Financial Corp.	43,392	2,650
	Glacier Bancorp Inc.	47,845	2,593
	RLI Corp.	23,464	2,448
	Essent Group Ltd.	56,386	2,325
	Umpqua Holdings Corp.	95,051	1,623
	PROG Holdings Inc.	31,204	1,560
	PacWest Bancorp	32,765	1,187
	Federated Hermes Inc. Class B	38,778	1,036
			89,091
Health Care (18.2%)
*	Charles River Laboratories International Inc.	49,901	14,279
	Bio-Techne Corp.	38,731	14,009
*	Masimo Corp.	50,810	12,740
*	Repligen Corp.	50,490	10,724
*	Penumbra Inc.	33,875	9,635
*	PRA Health Sciences Inc.	64,351	9,486
*	Jazz Pharmaceuticals plc	55,886	9,391
*	Amedisys Inc.	32,915	8,348
*	Arrowhead Pharmaceuticals Inc.	103,079	8,211
	Chemed Corp.	16,002	7,124
*	Molina Healthcare Inc.	32,122	6,963
*	HealthEquity Inc.	82,118	6,762
*	Exelixis Inc.	311,201	6,741
*	Quidel Corp.	38,402	6,308
*	Syneos Health Inc.	76,153	5,890
*	Halozyme Therapeutics Inc.	127,468	5,768
*	LHC Group Inc.	31,692	5,759
*	STAAR Surgical Co.	46,254	4,811
*	Globus Medical Inc. Class A	76,479	4,780
	Encompass Health Corp.	55,853	4,493
*	Medpace Holdings Inc.	27,631	4,488
*	Emergent BioSolutions Inc.	45,189	4,338
*	Haemonetics Corp.	28,014	3,544
*	United Therapeutics Corp.	18,721	3,130
	Hill-Rom Holdings Inc.	28,147	3,002
*	Neogen Corp.	31,922	2,615
*	Integra LifeSciences Holdings Corp.	35,502	2,426
*	Avanos Medical Inc.	47,989	2,206
*	ICU Medical Inc.	9,984	2,072
*	Acadia Healthcare Co. Inc.	33,947	1,875
*	Nektar Therapeutics Class A	68,460	1,553
*	Cantel Medical Corp.	18,133	1,347
*	Ligand Pharmaceuticals Inc.	8,399	1,245
			196,063
		Shares	Market Value• ($000)
Industrials (20.2%)
*	Generac Holdings Inc.	63,039	20,775
	Graco Inc.	168,079	11,656
	Toro Co.	107,640	10,847
*	Trex Co. Inc.	116,153	10,644
*	Axon Enterprise Inc.	63,749	10,550
*	Sunrun Inc.	156,539	9,796
*	IAA Inc.	134,884	7,908
	Tetra Tech Inc.	53,943	7,464
	Lincoln Electric Holdings Inc.	59,658	7,046
	CoreLogic Inc.	78,026	6,606
	Nordson Corp.	34,110	6,563
	MSA Safety Inc.	36,339	5,850
	Hubbell Inc. Class B	32,642	5,794
	Lennox International Inc.	20,622	5,770
*	XPO Logistics Inc.	47,683	5,560
	Knight-Swift Transportation Holdings Inc. Class A	126,069	5,446
	Timken Co.	68,030	5,330
*	Middleby Corp.	34,029	4,982
	Watsco Inc.	20,414	4,963
*	ASGN Inc.	53,065	4,934
	Carlisle Cos. Inc.	31,051	4,510
*	Builders FirstSource Inc.	100,828	4,362
	Simpson Manufacturing Co. Inc.	43,554	4,245
*	FTI Consulting Inc.	35,772	4,098
	Landstar System Inc.	24,259	3,885
	Donaldson Co. Inc.	63,322	3,730
*	Mercury Systems Inc.	56,172	3,671
	Woodward Inc.	30,457	3,479
	AGCO Corp.	25,876	3,350
	ITT Inc.	38,998	3,236
	Insperity Inc.	35,775	3,173
	Regal Beloit Corp.	20,360	2,783
*	Stericycle Inc.	35,815	2,323
	Valmont Industries Inc.	8,743	2,068
	MSC Industrial Direct Co. Inc. Class A	22,961	1,978
	EnerSys	20,938	1,890
	Curtiss-Wright Corp.	15,414	1,703
*	Clean Harbors Inc.	19,898	1,694
	Brink's Co.	18,867	1,450
	Werner Enterprises Inc.	26,724	1,147
	Terex Corp.	26,382	1,087
			218,346
Information Technology (19.8%)
*	SolarEdge Technologies Inc.	51,372	15,325
	Cognex Corp.	175,182	14,468
*	PTC Inc.	105,324	14,423
*	Fair Isaac Corp.	29,188	13,355
*	Cree Inc.	110,687	12,559
	MKS Instruments Inc.	55,309	9,120
	Universal Display Corp.	42,999	9,102
*	II-VI Inc.	104,051	8,772

39

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	Manhattan Associates Inc.	63,723	7,835
*	Paylocity Holding Corp.	37,545	7,178
*	Ceridian HCM Holding Inc.	76,977	6,902
*	First Solar Inc.	85,046	6,890
*	Lumentum Holdings Inc.	75,732	6,816
	Littelfuse Inc.	24,450	6,362
	Brooks Automation Inc.	74,061	6,159
*	WEX Inc.	25,673	5,349
*	Sailpoint Technologies Holdings Inc.	91,194	5,142
	CMC Materials Inc.	29,171	4,974
*	Semtech Corp.	65,205	4,780
*	Silicon Laboratories Inc.	25,937	4,039
*	Qualys Inc.	33,656	3,270
	MAXIMUS Inc.	38,214	3,106
	CDK Global Inc.	61,024	3,060
*	J2 Global Inc.	27,081	3,016
*	Ciena Corp.	57,265	2,988
	National Instruments Corp.	59,236	2,630
*	Concentrix Corp.	19,837	2,450
*	ACI Worldwide Inc.	63,247	2,420
*	CACI International Inc. Class A	10,877	2,408
*	Synaptics Inc.	16,622	2,228
*	LiveRamp Holdings Inc.	35,261	2,227
*	Cirrus Logic Inc.	25,009	2,045
*	Coherent Inc.	8,338	2,017
	Science Applications International Corp.	22,787	1,963
	Sabre Corp.	114,689	1,685
*	Teradata Corp.	40,603	1,628
*	Blackbaud Inc.	22,399	1,541
	Perspecta Inc.	52,216	1,525
*	CommVault Systems Inc.	23,194	1,478
	Amkor Technology Inc.	32,124	767
			214,002
Materials (4.7%)
	Scotts Miracle-Gro Co.	40,817	8,700
	RPM International Inc.	80,809	6,436
	Cleveland-Cliffs Inc.	460,663	6,145
	AptarGroup Inc.	39,602	5,151
	Royal Gold Inc.	38,167	3,958
	Eagle Materials Inc.	26,006	3,261
	Louisiana-Pacific Corp.	60,301	2,871
	Valvoline Inc.	111,486	2,783
	Chemours Co.	74,305	1,748
	Ashland Global Holdings Inc.	19,705	1,657
	Sensient Technologies Corp.	20,414	1,589
*	Ingevity Corp.	20,318	1,412
	Worthington Industries Inc.	20,908	1,336
	Shares	Market Value• ($000)
Silgan Holdings Inc.	34,710	1,304
NewMarket Corp.	2,783	1,055
Compass Minerals International Inc.	16,330	1,030
		50,436
Real Estate (4.5%)
CyrusOne Inc.	120,799	7,928
Medical Properties Trust Inc.	222,186	4,797
Camden Property Trust	45,914	4,782
Lamar Advertising Co. Class A	43,346	3,753
Rexford Industrial Realty Inc.	77,246	3,686
CoreSite Realty Corp.	27,456	3,342
Life Storage Inc.	38,021	3,190
EastGroup Properties Inc.	23,013	3,132
STORE Capital Corp.	87,702	2,933
First Industrial Realty Trust Inc.	66,014	2,819
American Campus Communities Inc.	53,849	2,206
Rayonier Inc.	54,811	1,789
Healthcare Realty Trust Inc.	54,642	1,577
PS Business Parks Inc.	9,273	1,343
PotlatchDeltic Corp.	25,436	1,291
		48,568
Utilities (0.6%)
Essential Utilities Inc.	111,928	4,708
PNM Resources Inc.	31,201	1,498
		6,206
Total Common Stocks (Cost $825,000)		1,075,417
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 0.099% (Cost $1,581)	15,807	1,581
Total Investments (100.0%) (Cost $826,581)		1,076,998
Other Assets and Liabilities—Net (0.0%)		484
Net Assets (100%)		1,077,482
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

40

S&P Mid-Cap 400 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2021	7	1,746	1

See accompanying Notes, which are an integral part of the Financial Statements.
41

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $825,000)	1,075,417
Affiliated Issuers (Cost $1,581)	1,581
Total Investments in Securities	1,076,998
Investment in Vanguard	40
Cash Collateral Pledged—Futures Contracts	99
Receivables for Investment Securities Sold	8,352
Receivables for Accrued Income	501
Receivables for Capital Shares Issued	10
Total Assets	1,086,000
Liabilities
Payables for Investment Securities Purchased	8,444
Payables for Capital Shares Redeemed	2
Payables to Vanguard	71
Variation Margin Payable—Futures Contracts	1
Total Liabilities	8,518
Net Assets	1,077,482
At February 28, 2021, net assets consisted of:

Paid-in Capital	937,258
Total Distributable Earnings (Loss)	140,224
Net Assets	1,077,482

ETF Shares—Net Assets
Applicable to 4,625,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	876,639
Net Asset Value Per Share—ETF Shares	$189.54

Institutional Shares—Net Assets
Applicable to 531,729 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	200,843
Net Asset Value Per Share—Institutional Shares	$377.72
See accompanying Notes, which are an integral part of the Financial Statements.
42

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	3,689
Interest[1]	1
Securities Lending—Net	7
Total Income	3,697
Expenses
The Vanguard Group—Note B
Investment Advisory Services	75
Management and Administrative—ETF Shares	503
Management and Administrative—Institutional Shares	60
Marketing and Distribution—ETF Shares	18
Marketing and Distribution—Institutional Shares	3
Custodian Fees	11
Shareholders’ Reports—ETF Shares	2
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	672
Net Investment Income	3,025
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	79,020
Futures Contracts	388
Realized Net Gain (Loss)	79,408
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	135,588
Futures Contracts	(23)
Change in Unrealized Appreciation (Depreciation)	135,565
Net Increase (Decrease) in Net Assets Resulting from Operations	217,998
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $92,813,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
43

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,025	9,073
Realized Net Gain (Loss)	79,408	46,572
Change in Unrealized Appreciation (Depreciation)	135,565	41,964
Net Increase (Decrease) in Net Assets Resulting from Operations	217,998	97,609
Distributions
ETF Shares	(6,040)	(9,255)
Institutional Shares	(1,545)	(2,652)
Total Distributions	(7,585)	(11,907)
Capital Share Transactions
ETF Shares	(67,028)	(25,872)
Institutional Shares	(53,207)	(13,744)
Net Increase (Decrease) from Capital Share Transactions	(120,235)	(39,616)
Total Increase (Decrease)	90,178	46,086
Net Assets
Beginning of Period	987,304	941,218
End of Period	1,077,482	987,304
See accompanying Notes, which are an integral part of the Financial Statements.
44

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$152.52	$137.70	$146.46	$121.33	$109.76	$99.88
Investment Operations
Net Investment Income	.503[1]	1.359[1]	1.519[1]	1.268[1]	1.152[1]	.954
Net Realized and Unrealized Gain (Loss) on Investments	37.837	15.183	(9.084)	25.098	11.576	9.960
Total from Investment Operations	38.340	16.542	(7.565)	26.366	12.728	10.914
Distributions
Dividends from Net Investment Income	(1.320)	(1.722)	(1.195)	(1.236)	(1.158)	(1.034)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.320)	(1.722)	(1.195)	(1.236)	(1.158)	(1.034)
Net Asset Value, End of Period	$189.54	$152.52	$137.70	$146.46	$121.33	$109.76
Total Return	25.19%	12.08%	-5.08%	21.83%	11.67%	11.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$877	$774	$737	$831	$686	$513
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.70%	0.98%	1.13%	0.94%	0.99%	1.08%
Portfolio Turnover Rate[2]	32%	49%	40%	43%	40%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
45

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$303.97	$274.38	$292.07	$241.68	$218.61	$198.85
Investment Operations
Net Investment Income	1.122[1]	2.925[1]	3.242[1]	2.894[1]	2.604[1]	2.094
Net Realized and Unrealized Gain (Loss) on Investments	75.428	30.247	(18.167)	49.971	23.011	19.906
Total from Investment Operations	76.550	33.172	(14.925)	52.865	25.615	22.000
Distributions
Dividends from Net Investment Income	(2.800)	(3.582)	(2.765)	(2.475)	(2.545)	(2.240)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.800)	(3.582)	(2.765)	(2.475)	(2.545)	(2.240)
Net Asset Value, End of Period	$377.72	$303.97	$274.38	$292.07	$241.68	$218.61
Total Return	25.25%	12.17%	-5.02%	21.97%	11.80%	11.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$201	$213	$205	$271	$320	$170
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.77%	1.06%	1.20%	1.06%	1.11%	1.20%
Portfolio Turnover Rate[2]	32%	49%	40%	43%	40%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
46

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
47

S&P Mid-Cap 400 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
48

S&P Mid-Cap 400 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $40,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
49

S&P Mid-Cap 400 Growth Index Fund
At February 28, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	827,118
Gross Unrealized Appreciation	268,419
Gross Unrealized Depreciation	(18,538)
Net Unrealized Appreciation (Depreciation)	249,881
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $188,240,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $466,673,000 of investment securities and sold $590,719,000 of investment securities, other than temporary cash investments. Purchases and sales include $143,445,000 and $274,285,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $190,662,000 and $123,824,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	214,936	1,300	279,461	1,975
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(281,964)	(1,750)	(305,333)	(2,250)
Net Increase (Decrease)—ETF Shares	(67,028)	(450)	(25,872)	(275)
50

S&P Mid-Cap 400 Growth Index Fund
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	6,715	19	20,460	79
Issued in Lieu of Cash Distributions	1,545	4	2,444	9
Redeemed	(61,467)	(193)	(36,648)	(131)
Net Increase (Decrease)—Institutional Shares	(53,207)	(170)	(13,744)	(43)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
51

The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund particularly or the ability of the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund into consideration in determining, composing or calculating the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S& P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. There is no assurance that investment products based on the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P MID-CAP 400 INDEX FUND, VANGUARD S&P MID-CAP 400 VALUE INDEX FUND, AND VANGUARD S&P MID-CAP 400 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Vanguard Marketing Corporation, Distributor.
Q18422 042021

Semiannual Report  |  February 28, 2021
Vanguard S&P 500 Value and Growth
Index Funds
Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,164.30	$0.54
Institutional Shares	1,000.00	1,164.40	0.43
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,049.20	$0.51
Institutional Shares	1,000.00	1,049.30	0.41
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P 500 Value Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; and for the S&P 500 Growth Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

S&P 500 Value Index Fund
Fund Allocation
As of February 28, 2021
Communication Services	7.2%
Consumer Discretionary	7.7
Consumer Staples	8.7
Energy	5.9
Financials	20.5
Health Care	14.5
Industrials	11.6
Information Technology	11.7
Materials	3.5
Real Estate	4.0
Utilities	4.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

S&P 500 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (7.2%)
*	Walt Disney Co.	224,841	42,504
	Verizon Communications Inc.	513,953	28,422
	AT&T Inc.	884,968	24,682
	Comcast Corp. Class A	317,521	16,740
	ViacomCBS Inc. Class B	70,132	4,523
	Activision Blizzard Inc.	39,353	3,762
*	T-Mobile US Inc.	22,480	2,697
	Electronic Arts Inc.	16,575	2,220
	Omnicom Group Inc.	26,724	1,837
*	Discovery Inc. Class C	36,553	1,645
*	Live Nation Entertainment Inc.	17,787	1,580
	Lumen Technologies Inc.	122,552	1,506
	Fox Corp. Class A	42,101	1,402
	Interpublic Group of Cos. Inc.	48,436	1,265
	News Corp. Class A	49,243	1,155
*	Discovery Inc. Class A	19,990	1,060
*	DISH Network Corp. Class A	30,770	970
	Fox Corp. Class B	19,053	608
	News Corp. Class B	14,521	333
			138,911
Consumer Discretionary (7.6%)
	McDonald's Corp.	55,506	11,442
	TJX Cos. Inc.	149,097	9,839
	Home Depot Inc.	37,436	9,671
	General Motors Co.	156,412	8,029
	NIKE Inc. Class B	56,100	7,561
*	Booking Holdings Inc.	3,148	7,330
	Starbucks Corp.	61,226	6,614
*	Ford Motor Co.	485,353	5,679
	Ross Stores Inc.	44,216	5,157
*	Marriott International Inc. Class A	33,053	4,894
	Lowe's Cos. Inc.	26,388	4,216
	Target Corp.	21,164	3,882
	VF Corp.	39,709	3,142
*	Dollar Tree Inc.	29,196	2,867
	Lennar Corp. Class A	33,858	2,809
		Shares	Market Value• ($000)
*	Hilton Worldwide Holdings Inc.	21,713	2,686
*	Carnival Corp.	99,077	2,650
	Las Vegas Sands Corp.	40,812	2,555
*	CarMax Inc.	20,369	2,434
	Darden Restaurants Inc.	16,173	2,221
	Yum! Brands Inc.	21,362	2,212
	Royal Caribbean Cruises Ltd.	23,156	2,160
	MGM Resorts International	50,877	1,923
*	NVR Inc.	421	1,895
	Genuine Parts Co.	17,927	1,889
	Expedia Group Inc.	10,786	1,737
*	Wynn Resorts Ltd.	12,916	1,701
*	Aptiv plc	11,061	1,657
	Hasbro Inc.	15,811	1,482
	Whirlpool Corp.	7,780	1,479
*	AutoZone Inc.	1,265	1,467
	Tapestry Inc.	34,481	1,453
	Best Buy Co. Inc.	14,299	1,435
*	LKQ Corp.	34,833	1,372
	BorgWarner Inc.	30,357	1,366
	Advance Auto Parts Inc.	8,412	1,349
*	Mohawk Industries Inc.	7,418	1,298
*	O'Reilly Automotive Inc.	2,881	1,289
	DR Horton Inc.	16,511	1,269
*	Norwegian Cruise Line Holdings Ltd.	39,285	1,161
*	Ulta Beauty Inc.	3,435	1,107
	Newell Brands Inc.	46,933	1,087
	Garmin Ltd.	8,172	1,014
	PVH Corp.	8,817	881
	Hanesbrands Inc.	43,234	765
	PulteGroup Inc.	16,294	735
	Leggett & Platt Inc.	16,461	712
	Ralph Lauren Corp. Class A	5,981	700
*	L Brands Inc.	12,715	695
*	Gap Inc.	25,563	638
*	Under Armour Inc. Class A	23,575	516
*	Under Armour Inc. Class C	24,003	437
	Lennar Corp. Class B	362	24
			146,583
4

S&P 500 Value Index Fund
	Shares	Market Value• ($000)
Consumer Staples (8.7%)
Procter & Gamble Co.	160,150	19,783
Walmart Inc.	142,184	18,473
Philip Morris International Inc.	193,398	16,249
Coca-Cola Co.	312,204	15,295
PepsiCo Inc.	99,552	12,861
Altria Group Inc.	230,767	10,061
Mondelez International Inc. Class A	177,611	9,442
Costco Wholesale Corp.	25,747	8,522
Sysco Corp.	63,273	5,038
Constellation Brands Inc. Class A	21,049	4,507
Walgreens Boots Alliance Inc.	89,288	4,280
General Mills Inc.	75,959	4,179
Archer-Daniels-Midland Co.	69,061	3,907
Colgate-Palmolive Co.	51,131	3,845
Estee Lauder Cos. Inc. Class A	12,380	3,539
Kimberly-Clark Corp.	26,179	3,360
Kroger Co.	96,122	3,096
Kraft Heinz Co.	80,461	2,927
Tyson Foods Inc. Class A	36,522	2,471
Conagra Brands Inc.	60,685	2,059
Kellogg Co.	31,609	1,824
Hormel Foods Corp.	34,910	1,619
J M Smucker Co.	14,190	1,589
Hershey Co.	10,792	1,572
McCormick & Co. Inc. (Non-Voting)	17,312	1,459
Campbell Soup Co.	25,099	1,142
Molson Coors Beverage Co. Class B	23,362	1,038
Clorox Co.	5,167	936
Lamb Weston Holdings Inc.	11,432	912
Brown-Forman Corp. Class B	11,301	809
Church & Dwight Co. Inc.	10,153	800
		167,594
Energy (5.8%)
Exxon Mobil Corp.	525,144	28,552
Chevron Corp.	239,092	23,909
ConocoPhillips	168,242	8,750
Schlumberger NV	172,789	4,823
EOG Resources Inc.	72,417	4,675
Phillips 66	54,273	4,507
Marathon Petroleum Corp.	80,773	4,412
Valero Energy Corp.	50,631	3,898
Pioneer Natural Resources Co.	25,098	3,729
Kinder Morgan Inc.	241,689	3,553
Williams Cos. Inc.	150,667	3,441
Occidental Petroleum Corp.	104,086	2,770
ONEOK Inc.	55,206	2,445
Halliburton Co.	109,836	2,398
		Shares	Market Value• ($000)
	Baker Hughes Co. Class A	84,837	2,077
	Devon Energy Corp.	73,579	1,585
	Diamondback Energy Inc.	19,633	1,360
	Marathon Oil Corp.	97,875	1,086
	Hess Corp.	15,928	1,044
	Apache Corp.	46,836	924
	Cabot Oil & Gas Corp.	49,406	915
	NOV Inc.	48,342	730
	HollyFrontier Corp.	18,544	702
			112,285
Financials (20.5%)
*	Berkshire Hathaway Inc. Class B	241,711	58,134
	JPMorgan Chase & Co.	378,568	55,714
	Bank of America Corp.	945,424	32,816
	Wells Fargo & Co.	513,452	18,572
	Citigroup Inc.	258,552	17,033
	Morgan Stanley	186,348	14,325
	Goldman Sachs Group Inc.	42,734	13,653
	Charles Schwab Corp.	185,268	11,435
	American Express Co.	80,992	10,955
	Truist Financial Corp.	167,408	9,536
	Chubb Ltd.	56,048	9,112
	CME Group Inc.	44,584	8,903
	PNC Financial Services Group Inc.	52,621	8,859
	US Bancorp	170,222	8,511
	Capital One Financial Corp.	56,805	6,827
	MetLife Inc.	95,014	5,473
	American International Group Inc.	107,043	4,705
	Travelers Cos. Inc.	31,471	4,579
	Bank of New York Mellon Corp.	101,290	4,270
	Prudential Financial Inc.	49,165	4,264
	Allstate Corp.	37,784	4,028
	Aflac Inc.	81,090	3,883
	Marsh & McLennan Cos. Inc.	32,106	3,699
	BlackRock Inc.	5,284	3,670
	Discover Financial Services	38,050	3,579
	Intercontinental Exchange Inc.	32,052	3,536
	Willis Towers Watson plc	16,004	3,531
	Ameriprise Financial Inc.	14,658	3,243
	State Street Corp.	43,811	3,188
	Aon plc Class A	13,628	3,103
	Fifth Third Bancorp	88,486	3,070
	Synchrony Financial	67,429	2,608
	Regions Financial Corp.	119,339	2,462
	Northern Trust Corp.	25,837	2,458
	KeyCorp	121,317	2,443
	M&T Bank Corp.	15,944	2,407
	Citizens Financial Group Inc.	53,061	2,305
	Hartford Financial Services Group Inc.	44,519	2,257

5

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Progressive Corp.	26,183	2,250
	Huntington Bancshares Inc.	126,453	1,940
	T. Rowe Price Group Inc.	11,259	1,825
	Cincinnati Financial Corp.	18,558	1,816
	Principal Financial Group Inc.	31,751	1,796
	Raymond James Financial Inc.	15,142	1,768
	First Republic Bank	10,162	1,674
	Arthur J Gallagher & Co.	13,630	1,633
	Moody's Corp.	5,610	1,542
	Loews Corp.	29,007	1,387
	Lincoln National Corp.	22,580	1,284
	W R Berkley Corp.	17,473	1,211
	Everest Re Group Ltd.	4,953	1,198
	Comerica Inc.	17,295	1,178
	Globe Life Inc.	11,966	1,118
	Zions Bancorp NA	20,406	1,085
	Invesco Ltd.	46,705	1,047
	People's United Financial Inc.	52,693	945
	Assurant Inc.	7,377	909
	Franklin Resources Inc.	33,760	883
	Nasdaq Inc.	4,971	687
	Unum Group	25,290	670
	Cboe Global Markets Inc.	6,570	650
			393,642
Health Care (14.5%)
	Johnson & Johnson	196,171	31,085
	Pfizer Inc.	690,316	23,119
	Medtronic plc	167,155	19,552
	UnitedHealth Group Inc.	56,557	18,789
	Merck & Co. Inc.	163,400	11,866
	CVS Health Corp.	162,550	11,075
	Abbott Laboratories	90,250	10,810
	Gilead Sciences Inc.	155,680	9,559
	Cigna Corp.	44,855	9,415
	Anthem Inc.	30,884	9,364
	Becton Dickinson & Co.	36,026	8,688
	Bristol-Myers Squibb Co.	134,718	8,262
	Amgen Inc.	36,154	8,132
	Eli Lilly & Co.	38,462	7,880
*	Boston Scientific Corp.	177,842	6,897
	AbbVie Inc.	57,019	6,143
	HCA Healthcare Inc.	32,779	5,639
	Danaher Corp.	25,124	5,519
	Stryker Corp.	20,718	5,028
	Baxter International Inc.	63,462	4,930
*	Centene Corp.	72,028	4,217
	Zimmer Biomet Holdings Inc.	25,749	4,199
*	Illumina Inc.	9,065	3,983
	McKesson Corp.	19,960	3,384
*	Intuitive Surgical Inc.	4,376	3,224
	Humana Inc.	7,890	2,995
		Shares	Market Value• ($000)
*	Laboratory Corp. of America Holdings	12,084	2,899
*	Edwards Lifesciences Corp.	33,277	2,765
	Zoetis Inc. Class A	15,942	2,475
*	Biogen Inc.	8,987	2,452
*	Viatris Inc.	149,821	2,225
	Quest Diagnostics Inc.	16,736	1,934
	Cardinal Health Inc.	36,447	1,878
	AmerisourceBergen Corp. Class A	18,279	1,850
*	IQVIA Holdings Inc.	8,569	1,652
	Cerner Corp.	21,717	1,501
	DENTSPLY SIRONA Inc.	27,104	1,438
	Cooper Cos. Inc.	3,597	1,389
	Agilent Technologies Inc.	10,630	1,298
	Teleflex Inc.	3,060	1,218
*	Universal Health Services Inc. Class B	9,640	1,208
*	Alexion Pharmaceuticals Inc.	7,324	1,119
*	Henry Schein Inc.	17,729	1,097
*	Waters Corp.	3,475	952
	STERIS plc	4,560	797
*	Varian Medical Systems Inc.	4,305	755
	Perrigo Co. plc	16,922	683
*	Incyte Corp.	8,530	671
*	Hologic Inc.	8,941	645
			278,655
Industrials (11.5%)
	Honeywell International Inc.	87,141	17,633
*	Boeing Co.	65,902	13,972
	General Electric Co.	1,087,829	13,641
	Raytheon Technologies Corp.	188,592	13,577
	3M Co.	71,639	12,541
	Union Pacific Corp.	43,509	8,961
	Caterpillar Inc.	35,754	7,719
	Eaton Corp. plc	49,507	6,445
	Northrop Grumman Corp.	19,250	5,614
	Lockheed Martin Corp.	16,521	5,456
	Johnson Controls International plc	89,920	5,017
	General Dynamics Corp.	28,888	4,722
	Norfolk Southern Corp.	17,354	4,374
	Southwest Airlines Co.	73,272	4,259
	United Parcel Service Inc. Class B	26,638	4,204
	CSX Corp.	45,571	4,172
	Illinois Tool Works Inc.	20,031	4,050
	PACCAR Inc.	43,039	3,916
	Emerson Electric Co.	44,543	3,826
*	Delta Air Lines Inc.	79,194	3,797
	Stanley Black & Decker Inc.	19,903	3,480
	Deere & Co.	9,718	3,393
	Waste Management Inc.	29,446	3,265
	Fortive Corp.	41,861	2,755
	FedEx Corp.	10,795	2,747

6

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Cummins Inc.	10,490	2,656
	Trane Technologies plc	16,103	2,468
	Republic Services Inc. Class A	26,129	2,328
	Roper Technologies Inc.	5,990	2,262
	Dover Corp.	17,904	2,207
	Parker-Hannifin Corp.	7,684	2,205
*	Ingersoll Rand Inc.	46,188	2,140
	L3Harris Technologies Inc.	11,230	2,043
*	United Airlines Holdings Inc.	36,386	1,917
	AMETEK Inc.	14,587	1,721
	Westinghouse Air Brake Technologies Corp.	22,227	1,610
*	American Airlines Group Inc.	76,008	1,592
*	TransDigm Group Inc.	2,713	1,565
	Otis Worldwide Corp.	24,312	1,549
	Rockwell Automation Inc.	6,347	1,544
	CH Robinson Worldwide Inc.	16,895	1,535
	IHS Markit Ltd.	16,214	1,462
	Textron Inc.	28,405	1,430
	Snap-on Inc.	6,725	1,366
*	Howmet Aerospace Inc.	48,546	1,365
	Carrier Global Corp.	36,393	1,329
	Equifax Inc.	7,548	1,222
	Kansas City Southern	5,708	1,212
	Xylem Inc.	12,058	1,201
	Cintas Corp.	3,701	1,200
	Pentair plc	20,676	1,156
	Robert Half International Inc.	14,135	1,100
	IDEX Corp.	5,172	1,009
	A O Smith Corp.	16,857	1,001
*	Alaska Air Group Inc.	15,335	997
	Nielsen Holdings plc	44,259	992
	Masco Corp.	18,235	970
	Huntington Ingalls Industries Inc.	5,008	881
*	Teledyne Technologies Inc.	2,334	866
	Fastenal Co.	17,823	826
	WW Grainger Inc.	2,187	815
	Allegion plc	6,614	720
	Jacobs Engineering Group Inc.	6,094	701
	Expeditors International of Washington Inc.	7,370	677
	JB Hunt Transport Services Inc.	4,247	624
	Fortune Brands Home & Security Inc.	7,400	615
	Quanta Services Inc.	7,270	610
	Flowserve Corp.	16,172	598
			221,823
Information Technology (11.6%)
	Intel Corp.	508,939	30,933
	Cisco Systems Inc.	524,764	23,546
	Visa Inc. Class A	84,242	17,892
		Shares	Market Value• ($000)
	International Business Machines Corp.	110,655	13,160
*	Micron Technology Inc.	138,254	12,654
	Mastercard Inc. Class A	34,964	12,372
	Fidelity National Information Services Inc.	77,065	10,635
	Texas Instruments Inc.	53,580	9,230
	Accenture plc Class A	34,619	8,686
	Broadcom Inc.	16,075	7,553
	Global Payments Inc.	37,183	7,362
	Oracle Corp.	106,014	6,839
	HP Inc.	170,623	4,943
	Automatic Data Processing Inc.	27,686	4,818
	Analog Devices Inc.	26,142	4,073
	TE Connectivity Ltd.	25,460	3,311
*	Fiserv Inc.	22,842	2,635
	Western Digital Corp.	37,796	2,590
	Cognizant Technology Solutions Corp. Class A	32,560	2,393
	Hewlett Packard Enterprise Co.	159,890	2,328
	Motorola Solutions Inc.	11,572	2,031
	Seagate Technology plc	27,735	2,031
	Corning Inc.	50,319	1,924
	Amphenol Corp. Class A	14,130	1,776
	Skyworks Solutions Inc.	9,917	1,763
	NetApp Inc.	27,780	1,739
	Paychex Inc.	18,681	1,701
*	FleetCor Technologies Inc.	5,913	1,640
	CDW Corp.	9,947	1,561
	Leidos Holdings Inc.	16,628	1,471
	NortonLifeLock Inc.	73,576	1,436
*	VeriSign Inc.	7,238	1,404
*	Keysight Technologies Inc.	9,896	1,401
	Microchip Technology Inc.	9,043	1,380
	Maxim Integrated Products Inc.	13,292	1,238
	Western Union Co.	51,078	1,186
	Broadridge Financial Solutions Inc.	7,163	1,021
	Juniper Networks Inc.	41,021	955
*	Gartner Inc.	5,209	933
*	Zebra Technologies Corp. Class A	1,785	892
	FLIR Systems Inc.	16,257	868
*	F5 Networks Inc.	4,281	813
	DXC Technology Co.	31,536	795
	Jack Henry & Associates Inc.	4,934	732
	Citrix Systems Inc.	5,337	713
*	Akamai Technologies Inc.	7,279	688
*	Vontier Corp.	20,877	656
*	IPG Photonics Corp.	2,441	555
	Xerox Holdings Corp.	20,750	529
			223,785

7

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
Materials (3.5%)
	Linde plc	27,375	6,687
	DuPont de Nemours Inc.	66,618	4,685
	International Flavors & Fragrances Inc.	30,871	4,183
	Corteva Inc.	92,588	4,180
	PPG Industries Inc.	29,343	3,956
	Air Products and Chemicals Inc.	14,816	3,787
	Ecolab Inc.	16,648	3,485
	LyondellBasell Industries NV Class A	31,939	3,293
	Dow Inc.	46,985	2,787
	Martin Marietta Materials Inc.	7,736	2,606
	Newmont Corp.	44,919	2,443
	International Paper Co.	48,821	2,424
*	Freeport-McMoRan Inc.	68,587	2,326
	Nucor Corp.	37,513	2,244
	Sherwin-Williams Co.	3,139	2,136
	Amcor plc	194,866	2,132
	Celanese Corp. Class A	14,518	2,017
	Eastman Chemical Co.	16,832	1,839
	Vulcan Materials Co.	9,558	1,596
	Packaging Corp. of America	11,798	1,557
	Westrock Co.	32,571	1,420
	Mosaic Co.	42,868	1,260
	Ball Corp.	14,613	1,248
	CF Industries Holdings Inc.	26,598	1,204
	Avery Dennison Corp.	5,996	1,050
	Sealed Air Corp.	6,537	274
			66,819
Real Estate (4.0%)
	Prologis Inc.	91,801	9,095
	American Tower Corp.	27,026	5,841
	Digital Realty Trust Inc.	34,809	4,690
	Simon Property Group Inc.	40,744	4,601
	Welltower Inc.	51,804	3,517
	Crown Castle International Corp.	21,413	3,335
*	CBRE Group Inc. Class A	41,659	3,157
	Weyerhaeuser Co.	92,680	3,139
	AvalonBay Communities Inc.	17,330	3,046
	Equinix Inc.	4,651	3,015
	Equity Residential	42,530	2,782
	Realty Income Corp.	43,578	2,626
	Public Storage	10,763	2,518
	Ventas Inc.	46,526	2,461
	Alexandria Real Estate Equities Inc.	15,379	2,456
	Essex Property Trust Inc.	8,113	2,067
	Healthpeak Properties Inc.	66,893	1,946
	Mid-America Apartment Communities Inc.	14,222	1,916
	Boston Properties Inc.	17,591	1,744
	UDR Inc.	36,576	1,506
	Shares	Market Value• ($000)
Host Hotels & Resorts Inc.	87,545	1,452
Iron Mountain Inc.	35,795	1,245
SBA Communications Corp. Class A	4,823	1,230
Regency Centers Corp.	19,646	1,076
Duke Realty Corp.	27,208	1,068
Extra Space Storage Inc.	8,343	1,049
Kimco Realty Corp.	53,605	983
Federal Realty Investment Trust	8,539	864
Vornado Realty Trust	19,465	836
SL Green Realty Corp.	8,978	620
		75,881
Utilities (4.7%)
NextEra Energy Inc.	138,688	10,191
Duke Energy Corp.	91,411	7,824
Southern Co.	131,184	7,441
Dominion Energy Inc.	101,312	6,922
Exelon Corp.	121,185	4,678
American Electric Power Co. Inc.	61,671	4,616
Sempra Energy	35,836	4,156
Xcel Energy Inc.	65,222	3,821
Eversource Energy	42,559	3,383
Public Service Enterprise Group Inc.	62,796	3,380
WEC Energy Group Inc.	39,163	3,158
DTE Energy Co.	24,023	2,828
Consolidated Edison Inc.	42,468	2,788
Edison International	47,002	2,538
PPL Corp.	95,482	2,501
FirstEnergy Corp.	67,401	2,234
Entergy Corp.	24,880	2,160
Ameren Corp.	30,724	2,159
CMS Energy Corp.	35,589	1,926
American Water Works Co. Inc.	11,267	1,598
Evergy Inc.	28,196	1,512
Alliant Energy Corp.	30,961	1,429
AES Corp.	51,167	1,359
Atmos Energy Corp.	15,652	1,324
CenterPoint Energy Inc.	67,575	1,314
NiSource Inc.	47,630	1,029
Pinnacle West Capital Corp.	13,993	978
NRG Energy Inc.	12,448	454
		89,701
Total Common Stocks (Cost $1,723,688)		1,915,679

8

S&P 500 Value Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 0.099% (Cost $4,438)	44,382	4,438
Total Investments (99.8%) (Cost $1,728,126)		1,920,117
Other Assets and Liabilities—Net (0.2%)		3,043
Net Assets (100%)		1,923,160
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	20	3,809	(48)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Walmart Inc.	9/2/21	BOANA	4,215	(0.120)	—	(318)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,723,688)	1,915,679
Affiliated Issuers (Cost $4,438)	4,438
Total Investments in Securities	1,920,117
Investment in Vanguard	67
Cash Collateral Pledged—Futures Contracts	225
Receivables for Accrued Income	3,875
Receivables for Capital Shares Issued	6
Total Assets	1,924,290
Liabilities
Due to Custodian	27
Payables for Investment Securities Purchased	679
Payables to Vanguard	87
Variation Margin Payable—Futures Contracts	19
Unrealized Depreciation—Over-the-Counter Swap Contracts	318
Total Liabilities	1,130
Net Assets	1,923,160
At February 28, 2021, net assets consisted of:

Paid-in Capital	1,793,590
Total Distributable Earnings (Loss)	129,570
Net Assets	1,923,160

ETF Shares—Net Assets
Applicable to 13,800,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,780,092
Net Asset Value Per Share—ETF Shares	$128.99

Institutional Shares—Net Assets
Applicable to 505,717 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	143,068
Net Asset Value Per Share—Institutional Shares	$282.90
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P 500 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	19,886
Interest[1]	3
Securities Lending—Net	3
Total Income	19,892
Expenses
The Vanguard Group—Note B
Investment Advisory Services	121
Management and Administrative—ETF Shares	561
Management and Administrative—Institutional Shares	38
Marketing and Distribution—ETF Shares	35
Marketing and Distribution—Institutional Shares	1
Custodian Fees	23
Shareholders’ Reports—ETF Shares	7
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	786
Net Investment Income	19,106
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	12,420
Futures Contracts	71
Swap Contracts	362
Realized Net Gain (Loss)	12,853
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	216,401
Futures Contracts	(67)
Swap Contracts	(318)
Change in Unrealized Appreciation (Depreciation)	216,016
Net Increase (Decrease) in Net Assets Resulting from Operations	247,975
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $36,297,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,106	33,056
Realized Net Gain (Loss)	12,853	115,227
Change in Unrealized Appreciation (Depreciation)	216,016	(108,671)
Net Increase (Decrease) in Net Assets Resulting from Operations	247,975	39,612
Distributions
ETF Shares	(19,371)	(28,680)
Institutional Shares	(1,649)	(2,468)
Total Distributions	(21,020)	(31,148)
Capital Share Transactions
ETF Shares	327,353	252,592
Institutional Shares	23,133	6,800
Net Increase (Decrease) from Capital Share Transactions	350,486	259,392
Total Increase (Decrease)	577,441	267,856
Net Assets
Beginning of Period	1,345,719	1,077,863
End of Period	1,923,160	1,345,719
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$112.29	$111.46	$111.93	$101.33	$92.41	$83.75
Investment Operations
Net Investment Income	1.416[1]	2.984[1]	2.694[1]	2.558[1]	2.422[1]	2.125
Net Realized and Unrealized Gain (Loss) on Investments	16.851	.683	(.511)	10.535	8.726	8.605
Total from Investment Operations	18.267	3.667	2.183	13.093	11.148	10.730
Distributions
Dividends from Net Investment Income	(1.567)	(2.837)	(2.653)	(2.493)	(2.228)	(2.070)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.567)	(2.837)	(2.653)	(2.493)	(2.228)	(2.070)
Net Asset Value, End of Period	$128.99	$112.29	$111.46	$111.93	$101.33	$92.41
Total Return	16.43%	3.33%	2.05%	13.08%	12.19%	13.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,780	$1,244	$984	$873	$768	$487
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.66%	2.48%	2.38%	2.46%	2.64%
Portfolio Turnover Rate[2]	21%	31%	28%	20%	16%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P 500 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$246.27	$244.40	$245.49	$222.23	$202.64	$183.75
Investment Operations
Net Investment Income	3.135[1]	6.596[1]	5.950[1]	6.077[1]	5.202[1]	4.765
Net Realized and Unrealized Gain (Loss) on Investments	36.954	1.491	(1.115)	22.813	19.393	18.875
Total from Investment Operations	40.089	8.087	4.835	28.890	24.595	23.640
Distributions
Dividends from Net Investment Income	(3.459)	(6.217)	(5.925)	(5.630)	(5.005)	(4.750)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.459)	(6.217)	(5.925)	(5.630)	(5.005)	(4.750)
Net Asset Value, End of Period	$282.90	$246.27	$244.40	$245.49	$222.23	$202.64
Total Return	16.44%	3.39%	2.07%	13.18%	12.27%	13.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$143	$102	$94	$89	$4	$7
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.68%	2.50%	2.45%	2.53%	2.71%
Portfolio Turnover Rate[2]	21%	31%	28%	20%	16%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
15

S&P 500 Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
16

S&P 500 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
17

S&P 500 Value Index Fund
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $67,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
18

S&P 500 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,915,679	—	—	1,915,679
Temporary Cash Investments	4,438	—	—	4,438
Total	1,920,117	—	—	1,920,117

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	48	—	—	48
Swap Contracts	—	318	—	318
Total	48	318	—	366
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,731,680
Gross Unrealized Appreciation	257,101
Gross Unrealized Depreciation	(69,030)
Net Unrealized Appreciation (Depreciation)	188,071
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $77,536,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $797,429,000 of investment securities and sold $450,140,000 of investment securities, other than temporary cash investments. Purchases and sales include $424,544,000 and $124,588,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $296,235,000 and $17,971,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
19

S&P 500 Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	452,360	3,750	710,246	6,150
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(125,007)	(1,025)	(457,654)	(3,900)
Net Increase (Decrease)—ETF Shares	327,353	2,725	252,592	2,250
Institutional Shares
Issued	25,967	103	11,610	47
Issued in Lieu of Cash Distributions	1,382	5	1,990	8
Redeemed	(4,216)	(16)	(6,800)	(27)
Net Increase (Decrease)—Institutional Shares	23,133	92	6,800	28
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
20

S&P 500 Growth Index Fund
Fund Allocation
As of February 28, 2021
Communication Services	14.7%
Consumer Discretionary	16.8
Consumer Staples	3.3
Energy	0.1
Financials	2.7
Health Care	11.8
Industrials	5.5
Information Technology	41.8
Materials	1.8
Real Estate	1.0
Utilities	0.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
21

S&P 500 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (14.6%)
*	Facebook Inc. Class A	716,620	184,616
*	Alphabet Inc. Class A	89,623	181,210
*	Alphabet Inc. Class C	86,529	176,247
*	Netflix Inc.	131,698	70,965
	Comcast Corp. Class A	598,847	31,571
*	Charter Communications Inc. Class A	43,494	26,680
*	Twitter Inc.	237,084	18,270
*	T-Mobile US Inc.	119,995	14,396
	Activision Blizzard Inc.	135,930	12,996
*	Take-Two Interactive Software Inc.	34,263	6,320
	Electronic Arts Inc.	46,681	6,254
			729,525
Consumer Discretionary (16.8%)
*	Amazon.com Inc.	127,136	393,223
*	Tesla Inc.	226,054	152,699
	Home Depot Inc.	231,059	59,692
	NIKE Inc. Class B	239,385	32,264
	Lowe's Cos. Inc.	155,071	24,773
	Starbucks Corp.	202,911	21,920
	McDonald's Corp.	88,836	18,313
	Target Corp.	98,524	18,073
	Dollar General Corp.	73,031	13,802
*	Chipotle Mexican Grill Inc. Class A	8,344	12,032
	eBay Inc.	195,299	11,019
*	Booking Holdings Inc.	4,635	10,793
*	Etsy Inc.	37,590	8,280
*	Aptiv plc	53,973	8,087
*	O'Reilly Automotive Inc.	14,699	6,575
	Tractor Supply Co.	34,762	5,526
	DR Horton Inc.	59,327	4,560
*	AutoZone Inc.	3,861	4,478
	Domino's Pizza Inc.	11,745	4,070
	Pool Corp.	11,981	4,011
	Yum! Brands Inc.	38,704	4,007
*	Hilton Worldwide Holdings Inc.	30,627	3,788
		Shares	Market Value• ($000)
	Best Buy Co. Inc.	34,366	3,449
	Garmin Ltd.	24,901	3,088
*	Ulta Beauty Inc.	8,577	2,765
	Expedia Group Inc.	14,549	2,342
*	L Brands Inc.	38,894	2,126
	PulteGroup Inc.	40,673	1,835
			837,590
Consumer Staples (3.2%)
	Procter & Gamble Co.	354,838	43,833
	Costco Wholesale Corp.	69,710	23,074
	PepsiCo Inc.	173,028	22,353
	Coca-Cola Co.	403,502	19,767
	Estee Lauder Cos. Inc. Class A	37,799	10,805
	Colgate-Palmolive Co.	132,842	9,990
*	Monster Beverage Corp.	110,116	9,662
	Kimberly-Clark Corp.	38,485	4,939
	Clorox Co.	25,203	4,563
	Church & Dwight Co. Inc.	49,601	3,906
	McCormick & Co. Inc. (Non-Voting)	32,651	2,752
	Hershey Co.	18,005	2,622
	Brown-Forman Corp. Class B	27,168	1,945
	Lamb Weston Holdings Inc.	16,192	1,292
			161,503
Energy (0.1%)
	Hess Corp.	43,151	2,828
Financials (2.7%)
	S&P Global Inc.	71,717	23,621
	BlackRock Inc.	29,596	20,554
	MSCI Inc. Class A	24,712	10,244
	Intercontinental Exchange Inc.	90,398	9,972
	Progressive Corp.	111,709	9,601
	Moody's Corp.	34,649	9,525
	Marsh & McLennan Cos. Inc.	74,059	8,533
	Aon plc Class A	35,434	8,069
*	SVB Financial Group	15,436	7,801
	T. Rowe Price Group Inc.	40,485	6,564
	MarketAxess Holdings Inc.	11,322	6,294
22

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	First Republic Bank	27,506	4,532
	Nasdaq Inc.	22,245	3,076
	Arthur J Gallagher & Co.	24,672	2,956
	Cboe Global Markets Inc.	16,356	1,618
			132,960
Health Care (11.8%)
	Thermo Fisher Scientific Inc.	118,150	53,177
	Johnson & Johnson	313,901	49,741
	UnitedHealth Group Inc.	147,075	48,861
	AbbVie Inc.	389,454	41,960
	Abbott Laboratories	311,717	37,337
	Eli Lilly & Co.	144,376	29,581
	Danaher Corp.	128,158	28,152
	Merck & Co. Inc.	362,009	26,289
	Bristol-Myers Squibb Co.	350,276	21,482
	Amgen Inc.	86,772	19,517
*	Intuitive Surgical Inc.	24,527	18,071
*	Vertex Pharmaceuticals Inc.	77,519	16,477
	Zoetis Inc. Class A	103,420	16,055
*	Regeneron Pharmaceuticals Inc.	31,260	14,085
*	IDEXX Laboratories Inc.	25,425	13,225
*	Align Technology Inc.	21,393	12,132
	Stryker Corp.	47,740	11,586
*	DexCom Inc.	28,626	11,387
*	Illumina Inc.	21,759	9,561
*	Edwards Lifesciences Corp.	105,837	8,795
	ResMed Inc.	43,223	8,332
	Agilent Technologies Inc.	65,641	8,013
*	Mettler-Toledo International Inc.	7,096	7,919
	Humana Inc.	20,506	7,785
*	Alexion Pharmaceuticals Inc.	47,601	7,271
*	IQVIA Holdings Inc.	36,600	7,056
*	Biogen Inc.	24,336	6,641
	West Pharmaceutical Services Inc.	22,039	6,185
*	Catalent Inc.	49,110	5,584
*	ABIOMED Inc.	13,489	4,378
	PerkinElmer Inc.	33,409	4,213
*	Hologic Inc.	55,120	3,974
*	Bio-Rad Laboratories Inc. Class A	6,403	3,743
*	Varian Medical Systems Inc.	16,871	2,957
*	Waters Corp.	10,191	2,791
*	Incyte Corp.	34,917	2,747
	Cerner Corp.	39,221	2,712
	Teleflex Inc.	6,522	2,597
	STERIS plc	14,509	2,536
	Cooper Cos. Inc.	6,010	2,321
*	DaVita Inc.	22,049	2,252
			589,478
Industrials (5.5%)
	Deere & Co.	70,053	24,457
		Shares	Market Value• ($000)
	United Parcel Service Inc. Class B	149,238	23,554
	Union Pacific Corp.	96,421	19,859
	Caterpillar Inc.	76,083	16,425
	FedEx Corp.	46,083	11,728
	Lockheed Martin Corp.	33,751	11,146
	CSX Corp.	118,529	10,851
	Norfolk Southern Corp.	34,054	8,584
	Verisk Analytics Inc. Class A	48,448	7,938
	Illinois Tool Works Inc.	37,782	7,639
*	Copart Inc.	61,959	6,764
	IHS Markit Ltd.	72,193	6,509
	L3Harris Technologies Inc.	35,731	6,500
*	United Rentals Inc.	21,518	6,399
	Roper Technologies Inc.	16,888	6,377
	Old Dominion Freight Line Inc.	28,694	6,163
	Emerson Electric Co.	71,273	6,122
	Fastenal Co.	128,360	5,952
	Parker-Hannifin Corp.	19,950	5,725
	Carrier Global Corp.	155,337	5,675
*	TransDigm Group Inc.	9,740	5,617
	Cintas Corp.	17,303	5,612
	Trane Technologies plc	32,905	5,042
	Waste Management Inc.	45,208	5,013
	Cummins Inc.	18,960	4,801
	Rockwell Automation Inc.	19,394	4,718
	Otis Worldwide Corp.	63,151	4,023
	AMETEK Inc.	33,632	3,968
	WW Grainger Inc.	8,197	3,055
	Kansas City Southern	14,223	3,020
	Expeditors International of Washington Inc.	32,790	3,011
	Equifax Inc.	18,155	2,939
	Jacobs Engineering Group Inc.	23,993	2,761
	Xylem Inc.	24,740	2,463
	Rollins Inc.	65,791	2,182
	JB Hunt Transport Services Inc.	14,692	2,158
	Quanta Services Inc.	24,004	2,013
*	Teledyne Technologies Inc.	5,375	1,994
	IDEX Corp.	10,177	1,986
	Fortune Brands Home & Security Inc.	23,682	1,969
	Masco Corp.	34,291	1,825
	Allegion plc	11,480	1,249
			275,786
Information Technology (41.8%)
	Apple Inc.	4,764,110	577,696
	Microsoft Corp.	2,253,772	523,732
	NVIDIA Corp.	184,527	101,228
*	PayPal Holdings Inc.	349,281	90,761
*	Adobe Inc.	143,002	65,734
	Visa Inc. Class A	303,275	64,413

23

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Mastercard Inc. Class A	178,324	63,100
*	salesforce.com Inc.	252,758	54,722
	QUALCOMM Inc.	337,159	45,918
	Broadcom Inc.	81,998	38,528
	Applied Materials Inc.	272,257	32,178
*	ServiceNow Inc.	58,161	31,027
	Intuit Inc.	78,321	30,556
*	Advanced Micro Devices Inc.	358,542	30,300
	Accenture plc Class A	105,755	26,534
	Texas Instruments Inc.	145,041	24,986
	Lam Research Corp.	42,928	24,348
	Oracle Corp.	310,988	20,062
*	Autodesk Inc.	65,546	18,091
	KLA Corp.	46,041	14,329
*	Fiserv Inc.	116,531	13,444
*	Cadence Design Systems Inc.	83,186	11,737
*	Synopsys Inc.	45,492	11,155
	Automatic Data Processing Inc.	61,384	10,682
	Xilinx Inc.	73,043	9,517
*	ANSYS Inc.	25,596	8,728
	Microchip Technology Inc.	55,892	8,531
	Analog Devices Inc.	47,398	7,386
	Amphenol Corp. Class A	55,337	6,955
*	Fortinet Inc.	40,174	6,783
*	Enphase Energy Inc.	37,639	6,627
	Teradyne Inc.	49,522	6,369
	Cognizant Technology Solutions Corp. Class A	81,352	5,978
*	Qorvo Inc.	34,010	5,943
*	Zebra Technologies Corp. Class A	11,614	5,800
*	Tyler Technologies Inc.	12,029	5,574
*	Trimble Inc.	74,573	5,529
*	Paycom Software Inc.	14,614	5,469
	TE Connectivity Ltd.	37,424	4,866
	Monolithic Power Systems Inc.	12,553	4,701
	Paychex Inc.	50,480	4,597
	Skyworks Solutions Inc.	25,779	4,584
*	Arista Networks Inc.	16,255	4,549
*	Keysight Technologies Inc.	31,496	4,457
	Maxim Integrated Products Inc.	47,774	4,451
	Corning Inc.	107,081	4,095
	Motorola Solutions Inc.	22,754	3,993
	Citrix Systems Inc.	23,837	3,184
*	FleetCor Technologies Inc.	10,692	2,965
	CDW Corp.	18,772	2,945
*	Akamai Technologies Inc.	31,094	2,938
*	Gartner Inc.	14,080	2,521
	Broadridge Financial Solutions Inc.	17,274	2,461
*	VeriSign Inc.	12,578	2,441
	Jack Henry & Associates Inc.	10,939	1,624
		Shares	Market Value• ($000)
*	F5 Networks Inc.	8,048	1,529
*	IPG Photonics Corp.	4,801	1,091
			2,084,442
Materials (1.8%)
	Linde plc	90,736	22,164
	Sherwin-Williams Co.	16,802	11,431
*	Freeport-McMoRan Inc.	268,562	9,107
	Air Products and Chemicals Inc.	30,287	7,742
	Newmont Corp.	131,598	7,156
	Ecolab Inc.	34,078	7,135
	Dow Inc.	108,392	6,429
	Albemarle Corp.	34,417	5,411
	Ball Corp.	62,465	5,334
	FMC Corp.	38,690	3,934
	Vulcan Materials Co.	16,596	2,771
	Avery Dennison Corp.	10,477	1,836
	Sealed Air Corp.	30,385	1,273
			91,723
Real Estate (1.0%)
	American Tower Corp.	67,523	14,594
	Crown Castle International Corp.	77,126	12,012
	Equinix Inc.	15,405	9,988
	SBA Communications Corp. Class A	21,549	5,498
	Public Storage	19,497	4,561
	Extra Space Storage Inc.	18,508	2,326
	Duke Realty Corp.	45,552	1,788
			50,767
Utilities (0.5%)
	NextEra Energy Inc.	251,105	18,451
	American Water Works Co. Inc.	27,028	3,835
	AES Corp.	75,145	1,996
	NRG Energy Inc.	43,082	1,573
			25,855
Total Common Stocks (Cost $3,327,693)			4,982,457

24

S&P 500 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.099% (Cost $3,985)	39,853	3,985
Total Investments (99.9%) (Cost $3,331,678)		4,986,442
Other Assets and Liabilities—Net (0.1%)		2,976
Net Assets (100%)		4,989,418
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2021	5	1,291	(69)
E-mini S&P 500 Index	March 2021	3	571	(15)
				(84)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
salesforce.com Inc.	9/2/21	BOANA	4,807	(0.107)	—	(478)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
25

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,327,693)	4,982,457
Affiliated Issuers (Cost $3,985)	3,985
Total Investments in Securities	4,986,442
Investment in Vanguard	187
Cash Collateral Pledged—Futures Contracts	120
Receivables for Accrued Income	3,629
Receivables for Capital Shares Issued	2
Variation Margin Receivable—Futures Contracts	5
Total Assets	4,990,385
Liabilities
Due to Custodian	248
Payables for Capital Shares Redeemed	1
Payables to Vanguard	240
Unrealized Depreciation—Over-the-Counter Swap Contracts	478
Total Liabilities	967
Net Assets	4,989,418
At February 28, 2021, net assets consisted of:

Paid-in Capital	3,262,170
Total Distributable Earnings (Loss)	1,727,248
Net Assets	4,989,418

ETF Shares—Net Assets
Applicable to 21,750,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,981,328
Net Asset Value Per Share—ETF Shares	$229.03

Institutional Shares—Net Assets
Applicable to 15,529 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,090
Net Asset Value Per Share—Institutional Shares	$520.99
See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P 500 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	21,743
Interest[1]	4
Total Income	21,747
Expenses
The Vanguard Group—Note B
Investment Advisory Services	350
Management and Administrative—ETF Shares	1,850
Management and Administrative—Institutional Shares	3
Marketing and Distribution—ETF Shares	84
Marketing and Distribution—Institutional Shares	—
Custodian Fees	5
Shareholders’ Reports—ETF Shares	20
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	2,313
Net Investment Income	19,434
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	170,107
Futures Contracts	1,802
Realized Net Gain (Loss)	171,909
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	28,274
Futures Contracts	(752)
Swap Contracts	(478)
Change in Unrealized Appreciation (Depreciation)	27,044
Net Increase (Decrease) in Net Assets Resulting from Operations	218,387
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $184,375,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
27

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,434	39,621
Realized Net Gain (Loss)	171,909	233,544
Change in Unrealized Appreciation (Depreciation)	27,044	913,180
Net Increase (Decrease) in Net Assets Resulting from Operations	218,387	1,186,345
Distributions
ETF Shares	(21,460)	(40,288)
Institutional Shares	(40)	(94)
Total Distributions	(21,500)	(40,382)
Capital Share Transactions
ETF Shares	299,776	586,807
Institutional Shares	(882)	(520)
Net Increase (Decrease) from Capital Share Transactions	298,894	586,287
Total Increase (Decrease)	495,781	1,732,250
Net Assets
Beginning of Period	4,493,637	2,761,387
End of Period	4,989,418	4,493,637
See accompanying Notes, which are an integral part of the Financial Statements.
28

S&P 500 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$219.32	$161.81	$158.27	$127.78	$109.12	$99.21
Investment Operations
Net Investment Income	.925[1]	2.111[1]	2.156[1]	1.833[1]	1.841[1]	1.565
Net Realized and Unrealized Gain (Loss) on Investments	9.812	57.589	3.437	30.442	18.527	9.857
Total from Investment Operations	10.737	59.700	5.593	32.275	20.368	11.422
Distributions
Dividends from Net Investment Income	(1.027)	(2.190)	(2.053)	(1.785)	(1.708)	(1.512)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.027)	(2.190)	(2.053)	(1.785)	(1.708)	(1.512)
Net Asset Value, End of Period	$229.03	$219.32	$161.81	$158.27	$127.78	$109.12
Total Return	4.92%	37.29%	3.60%	25.48%	18.85%	11.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,981	$4,485	$2,755	$2,327	$1,664	$1,031
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.83%	1.20%	1.41%	1.29%	1.57%	1.59%
Portfolio Turnover Rate[2]	13%	24%	23%	18%	19%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
29

S&P 500 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31, 2020	April 5, 2019[1] to August 31, 2019	October 17, 2018[1] to December 13, 2018
					Net Asset Value, Beginning of Period	$498.89	$368.04	$356.55	$343.28
Investment Operations
Net Investment Income[2]	2.157	4.861	3.777	.856
Net Realized and Unrealized Gain (Loss) on Investments	22.314	131.012	7.713	(19.628)
Total from Investment Operations	24.471	135.873	11.490	(18.772)
Distributions
Dividends from Net Investment Income	(2.371)	(5.023)	—	(.938)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.371)	(5.023)	—	(.938)
Net Asset Value, End of Period	$520.99	$498.89	$368.04	$323.57
Total Return	4.93%	37.35%	3.22%	-5.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8	$9	$7	—
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[3]	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	0.85%	1.22%	2.52%[3]	1.64%[3]
Portfolio Turnover Rate[4]	13%	24%	23%[5]	23%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	The class commenced operations on October 17, 2018. On December 13, 2018, all outstanding shares were redeemed and the Net Asset Value represents the per-share amount at which such shares were redeemed. On April 5, 2019, the class recommenced operations.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
30

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
31

S&P 500 Growth Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
32

S&P 500 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
33

S&P 500 Growth Index Fund
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $187,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
34

S&P 500 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,982,457	—	—	4,982,457
Temporary Cash Investments	3,985	—	—	3,985
Total	4,986,442	—	—	4,986,442

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	84	—	—	84
Swap Contracts	—	478	—	478
Total	84	478	—	562
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,332,761
Gross Unrealized Appreciation	1,696,445
Gross Unrealized Depreciation	(43,326)
Net Unrealized Appreciation (Depreciation)	1,653,119
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $101,761,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $1,360,995,000 of investment securities and sold $1,062,320,000 of investment securities, other than temporary cash investments. Purchases and sales include $740,465,000 and $479,058,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $378,884,000 and $50,082,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
35

S&P 500 Growth Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	785,239	3,475	1,279,912	7,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(485,463)	(2,175)	(693,105)	(4,075)
Net Increase (Decrease)—ETF Shares	299,776	1,300	586,807	3,425
Institutional Shares
Issued	34	1	965	2
Issued in Lieu of Cash Distributions	4	—	5	—
Redeemed	(920)	(2)	(1,490)	(3)
Net Increase (Decrease)—Institutional Shares	(882)	(1)	(520)	(1)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
36

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37

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Q18402 042021

Semiannual Report  |  February 28, 2021
Vanguard S&P Small-Cap 600 Index Funds
Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,431.60	$0.60
Institutional Shares	1,000.00	1,431.90	0.48
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,483.20	$0.92
Institutional Shares	1,000.00	1,483.70	0.49
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,381.00	$0.89
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Small-Cap 600 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.15% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

S&P Small-Cap 600 Index Fund
Fund Allocation
As of February 28, 2021
Communication Services	2.1%
Consumer Discretionary	15.3
Consumer Staples	3.9
Energy	3.9
Financials	17.2
Health Care	11.8
Industrials	17.7
Information Technology	14.3
Materials	4.8
Other	0.0
Real Estate	7.6
Utilities	1.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (2.1%)
*	Vonage Holdings Corp.	798,485	10,556
	Cogent Communications Holdings Inc.	143,831	8,608
	Shenandoah Telecommunications Co.	170,596	7,566
*	TechTarget Inc.	80,826	6,760
*	AMC Networks Inc. Class A	101,662	6,668
*	Glu Mobile Inc.	505,466	6,308
*	QuinStreet Inc.	166,562	3,979
	EW Scripps Co. Class A	195,052	3,671
*	Meredith Corp.	138,636	3,435
	Scholastic Corp.	102,375	2,948
*	Cincinnati Bell Inc.	173,853	2,657
*	Gannett Co. Inc.	449,085	2,223
	ATN International Inc.	37,521	1,827
*	Marcus Corp.	79,247	1,556
*	Consolidated Communications Holdings Inc.	248,467	1,307
	Spok Holdings Inc.	59,977	643
			70,712
Consumer Discretionary (15.2%)
*,1	GameStop Corp. Class A	187,113	19,037
*	Crocs Inc.	230,726	17,701
	Macy's Inc.	1,060,816	16,135
*	Shake Shack Inc. Class A	121,866	14,439
*	Sleep Number Corp.	94,893	13,013
	LCI Industries	86,005	12,122
*	iRobot Corp.	96,165	11,935
	Bed Bath & Beyond Inc.	430,778	11,571
*	Stamps.com Inc.	62,349	11,343
*	Asbury Automotive Group Inc.	65,925	11,171
*	Meritage Homes Corp.	128,548	10,838
	Brinker International Inc.	154,827	10,620
	MDC Holdings Inc.	175,294	9,916
	Cooper Tire & Rubber Co.	172,399	9,868
	Wolverine World Wide Inc.	280,637	9,808
*	Dorman Products Inc.	98,270	9,798
		Shares	Market Value• ($000)
	Steven Madden Ltd.	264,496	9,784
	Rent-A-Center Inc.	166,793	9,634
	Callaway Golf Co.	322,065	9,002
	Group 1 Automotive Inc.	58,867	8,974
*	Signet Jewelers Ltd.	179,129	8,917
*	Installed Building Products Inc.	77,484	8,474
*	LGI Homes Inc.	75,562	8,255
	Winnebago Industries Inc.	115,492	8,038
*	Gentherm Inc.	111,662	7,905
	Cheesecake Factory Inc.	143,250	7,872
	Big Lots Inc.	122,280	7,770
	Monro Inc.	113,774	7,053
*	ODP Corp.	180,247	6,898
	Kontoor Brands Inc.	160,293	6,772
*	Bloomin' Brands Inc.	272,333	6,765
	La-Z-Boy Inc.	157,758	6,722
	Shutterstock Inc.	75,496	6,661
*	Dave & Buster's Entertainment Inc.	162,178	6,586
*	Vista Outdoor Inc.	198,909	6,288
*	Sally Beauty Holdings Inc.	385,465	6,206
*	Cavco Industries Inc.	29,205	6,160
*	Boot Barn Holdings Inc.	98,643	5,960
	Patrick Industries Inc.	75,076	5,926
	Abercrombie & Fitch Co. Class A	213,237	5,836
*	Century Communities Inc.	99,147	5,486
*	Tupperware Brands Corp.	168,095	5,139
	Core-Mark Holding Co. Inc.	153,634	5,005
*	M/I Homes Inc.	98,244	4,902
	Dine Brands Global Inc.	56,161	4,443
	Oxford Industries Inc.	57,726	4,401
*	G-III Apparel Group Ltd.	148,948	4,288
*	BJ's Restaurants Inc.	76,491	4,248
	Sturm Ruger & Co. Inc.	59,882	4,084
*	Michaels Cos. Inc.	252,970	3,795
*	American Axle & Manufacturing Holdings Inc.	387,751	3,788
	Buckle Inc.	98,088	3,770

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Sonic Automotive Inc. Class A	81,197	3,744
*	Hibbett Sports Inc.	56,821	3,651
*	Children's Place Inc.	49,850	3,452
*	MarineMax Inc.	75,698	3,380
	Guess? Inc.	128,295	3,234
*	Zumiez Inc.	71,331	3,216
*	Perdoceo Education Corp.	237,483	3,056
*	Monarch Casino & Resort Inc.	43,861	2,968
	Standard Motor Products Inc.	68,875	2,893
*	America's Car-Mart Inc.	20,979	2,832
*	Chuy's Holdings Inc.	67,359	2,762
*	Universal Electronics Inc.	46,916	2,730
*	Aaron's Co. Inc.	114,970	2,525
	Designer Brands Inc. Class A	201,235	2,513
	Ruth's Hospitality Group Inc.	109,042	2,487
*	Lumber Liquidators Holdings Inc.	98,641	2,443
*	Fossil Group Inc.	160,058	2,423
	PetMed Express Inc.	69,374	2,408
*	Genesco Inc.	48,745	2,191
*	Cooper-Standard Holdings Inc.	57,924	2,075
	Haverty Furniture Cos. Inc.	57,167	2,068
	Caleres Inc.	129,496	2,054
	Ethan Allen Interiors Inc.	74,803	1,916
*	Red Robin Gourmet Burgers Inc.	52,965	1,625
*	American Public Education Inc.	50,894	1,498
	Shoe Carnival Inc.	29,340	1,436
*	Liquidity Services Inc.	89,266	1,393
*	Motorcar Parts of America Inc.	65,483	1,393
	Movado Group Inc.	56,391	1,286
*	Unifi Inc.	51,349	1,280
*	El Pollo Loco Holdings Inc.	64,696	1,186
	Chico's FAS Inc.	409,651	1,102
*	Regis Corp.	82,833	973
*	Conn's Inc.	65,741	933
*	Fiesta Restaurant Group Inc.	60,034	916
	Cato Corp. Class A	66,619	822
*	Vera Bradley Inc.	75,375	715
*	Barnes & Noble Education Inc.	103,523	670
			511,371
Consumer Staples (3.9%)
	WD-40 Co.	46,729	14,568
	Medifast Inc.	40,244	10,181
*	Simply Good Foods Co.	288,056	8,403
	J & J Snack Foods Corp.	51,228	8,133
		Shares	Market Value• ($000)
	PriceSmart Inc.	79,772	7,694
[1]	B&G Foods Inc.	219,441	6,656
	Vector Group Ltd.	434,803	5,935
*	Central Garden & Pet Co. Class A	133,093	5,525
*	Celsius Holdings Inc.	90,691	5,399
*	United Natural Foods Inc.	191,520	5,066
*	Cal-Maine Foods Inc.	127,940	4,874
	Inter Parfums Inc.	60,415	4,420
	Calavo Growers Inc.	56,803	4,274
	Universal Corp.	83,624	4,250
	Coca-Cola Consolidated Inc.	15,884	4,077
*	USANA Health Sciences Inc.	41,092	3,988
[1]	National Beverage Corp.	79,783	3,802
*	Chefs' Warehouse Inc.	111,253	3,464
*	elf Beauty Inc.	131,032	3,361
	MGP Ingredients Inc.	45,092	2,880
	Andersons Inc.	104,547	2,733
	Fresh Del Monte Produce Inc.	103,608	2,667
	John B Sanfilippo & Son Inc.	30,178	2,609
	SpartanNash Co.	122,743	2,238
*	Central Garden & Pet Co.	33,304	1,519
*	Seneca Foods Corp. Class A	23,000	1,253
			129,969
Energy (3.9%)
*	PDC Energy Inc.	340,649	11,906
	Helmerich & Payne Inc.	368,568	10,589
*	Renewable Energy Group Inc.	134,479	10,458
*	Southwestern Energy Co.	2,208,477	8,944
*	Range Resources Corp.	876,555	8,450
*	Matador Resources Co.	375,205	7,838
	Core Laboratories NV	152,065	5,404
	SM Energy Co.	363,746	5,042
	Patterson-UTI Energy Inc.	640,490	4,740
*	PBF Energy Inc. Class A	328,192	4,660
	Archrock Inc.	440,101	4,537
*	Dril-Quip Inc.	120,165	4,081
*	Oceaneering International Inc.	339,268	4,003
*	Green Plains Inc.	140,473	3,557
*	Callon Petroleum Co.	135,818	3,473
	US Silica Holdings Inc.	252,679	3,363
	DMC Global Inc.	50,446	3,178
*	ProPetro Holding Corp.	275,923	3,165
	QEP Resources Inc.	828,869	2,851
	Nabors Industries Ltd.	22,004	2,443
*	Par Pacific Holdings Inc.	136,680	2,415
*	Helix Energy Solutions Group Inc.	483,039	2,367
*	Bristow Group Inc. Class A	79,060	2,105

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Bonanza Creek Energy Inc.	63,199	2,018
*	REX American Resources Corp.	18,093	1,702
*	Oil States International Inc.	210,907	1,546
*	Dorian LPG Ltd.	114,621	1,427
*	RPC Inc.	197,235	1,252
*	CONSOL Energy Inc.	101,451	1,097
*	Laredo Petroleum Inc.	30,714	1,001
*	Talos Energy Inc.	80,466	852
*	Penn Virginia Corp.	51,954	761
*	Exterran Corp.	86,131	471
			131,696
Financials (17.2%)
	Community Bank System Inc.	183,017	13,029
	Pacific Premier Bancorp Inc.	322,597	13,001
	BankUnited Inc.	315,781	12,691
	First Hawaiian Inc.	447,032	12,468
	Assured Guaranty Ltd.	276,066	12,208
	Ameris Bancorp	237,537	11,316
	Simmons First National Corp. Class A	372,105	10,895
	Columbia Banking System Inc.	244,784	10,841
*	Trupanion Inc.	111,914	10,829
	Investors Bancorp Inc.	777,385	10,370
	Old National Bancorp	565,246	10,248
	Walker & Dunlop Inc.	99,290	9,895
	United Community Banks Inc.	296,143	9,790
	Independent Bank Corp.	112,738	9,640
	CVB Financial Corp.	435,521	9,324
	WSFS Financial Corp.	171,636	9,121
	Cadence Bancorp Class A	430,884	8,842
	Independent Bank Group Inc.	125,747	8,763
	American Equity Investment Life Holding Co.	314,792	8,698
*	Green Dot Corp. Class A	182,894	8,644
*	Axos Financial Inc.	175,879	8,138
	ServisFirst Bancshares Inc.	160,555	7,957
	First Bancorp	745,662	7,822
	First Midwest Bancorp Inc.	390,983	7,734
*	Mr Cooper Group Inc.	245,678	7,727
	Renasant Corp.	191,984	7,541
	First Financial Bancorp	335,073	7,516
	Hilltop Holdings Inc.	222,040	7,336
	Flagstar Bancorp Inc.	161,604	7,012
*	Seacoast Banking Corp. of Florida	188,541	6,778
*	NMI Holdings Inc. Class A	289,805	6,625
	PennyMac Mortgage Investment Trust	337,654	6,405
*	Palomar Holdings Inc.	74,080	6,306
		Shares	Market Value• ($000)
	Banner Corp.	120,233	6,226
	Northwest Bancshares Inc.	436,976	6,170
	Virtus Investment Partners Inc.	24,453	6,135
	Park National Corp.	48,509	6,015
*	Triumph Bancorp Inc.	77,284	5,928
	Capitol Federal Financial Inc.	441,269	5,873
	Apollo Commercial Real Estate Finance Inc.	441,436	5,867
*	PRA Group Inc.	155,812	5,743
	Hope Bancorp Inc.	423,227	5,570
	Westamerica Bancorp	91,865	5,522
	Horace Mann Educators Corp.	141,593	5,457
	NBT Bancorp Inc.	149,175	5,405
	Eagle Bancorp Inc.	110,223	5,389
	New York Mortgage Trust Inc.	1,291,884	5,387
	Waddell & Reed Financial Inc. Class A	213,803	5,364
*,1	eHealth Inc.	88,533	5,261
	Meta Financial Group Inc.	114,390	5,066
	Great Western Bancorp Inc.	188,149	5,048
	Provident Financial Services Inc.	249,354	5,044
	Piper Sandler Cos.	47,021	4,999
	Veritex Holdings Inc.	169,967	4,943
	James River Group Holdings Ltd.	104,692	4,806
	ProAssurance Corp.	184,396	4,564
	FB Financial Corp.	106,566	4,519
	First Commonwealth Financial Corp.	329,025	4,412
	Stewart Information Services Corp.	91,407	4,314
	BancFirst Corp.	63,762	4,073
	City Holding Co.	54,047	4,065
	National Bank Holdings Corp. Class A	104,565	4,052
	First Bancorp (XNGS)	98,016	3,947
	S&T Bancorp Inc.	134,233	3,877
	AMERISAFE Inc.	66,162	3,872
	Boston Private Financial Holdings Inc.	280,851	3,864
	Brookline Bancorp Inc.	269,647	3,837
	Safety Insurance Group Inc.	48,439	3,831
	Redwood Trust Inc.	383,265	3,771
*	Enova International Inc.	122,104	3,749
	Brightsphere Investment Group Inc.	205,102	3,712
	Southside Bancshares Inc.	107,347	3,712
*	Encore Capital Group Inc.	107,323	3,587
	Dime Community Bancshares Inc.	119,706	3,521

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Berkshire Hills Bancorp Inc.	174,422	3,516
	OFG Bancorp	175,230	3,384
	Employers Holdings Inc.	99,422	3,310
*	StoneX Group Inc.	55,722	3,215
	HomeStreet Inc.	74,686	3,208
	Tompkins Financial Corp.	41,320	3,195
	Heritage Financial Corp.	122,425	3,170
*	Third Point Reinsurance Ltd.	290,546	2,966
	Banc of California Inc.	151,558	2,813
	Preferred Bank	46,463	2,693
	ARMOUR Residential REIT Inc.	221,416	2,672
*	Blucora Inc.	164,403	2,663
*	Customers Bancorp Inc.	99,330	2,660
*	Ambac Financial Group Inc.	156,098	2,646
*	Donnelley Financial Solutions Inc.	101,532	2,639
	Allegiance Bancshares Inc.	64,372	2,424
[1]	Invesco Mortgage Capital Inc.	621,347	2,417
	TrustCo Bank Corp.	330,466	2,274
	Northfield Bancorp Inc.	163,878	2,243
	Central Pacific Financial Corp.	96,539	2,185
	United Fire Group Inc.	73,263	2,158
	Granite Point Mortgage Trust Inc.	189,292	2,112
	WisdomTree Investments Inc.	381,068	2,020
	Capstead Mortgage Corp.	328,163	1,880
	Ready Capital Corp.	139,530	1,831
	Hanmi Financial Corp.	105,242	1,802
*	World Acceptance Corp.	13,623	1,724
	KKR Real Estate Finance Trust Inc.	93,374	1,721
	Universal Insurance Holdings Inc.	97,684	1,455
	HCI Group Inc.	21,169	1,225
*	EZCORP Inc. Class A	179,026	859
	Greenhill & Co. Inc.	48,410	730
	United Insurance Holdings Corp.	70,379	438
			578,255
Health Care (11.8%)
*	NeoGenomics Inc.	379,582	19,347
*	Omnicell Inc.	144,648	18,356
*	Glaukos Corp.	153,713	14,535
	Ensign Group Inc.	174,319	14,298
*	Covetrus Inc.	338,829	12,591
	CONMED Corp.	97,796	12,035
*	AMN Healthcare Services Inc.	160,802	11,718
*	Select Medical Holdings Corp.	368,869	11,675
		Shares	Market Value• ($000)
*	HMS Holdings Corp.	302,806	11,139
*	R1 RCM Inc.	398,909	11,026
*	Pacira BioSciences Inc.	148,562	10,919
*	Integer Holdings Corp.	112,429	9,915
*	Xencor Inc.	196,506	9,682
*	Merit Medical Systems Inc.	167,139	9,313
*	Corcept Therapeutics Inc.	357,603	8,994
	Owens & Minor Inc.	251,617	8,557
*	Allscripts Healthcare Solutions Inc.	540,312	8,337
*	Myriad Genetics Inc.	257,415	7,849
*	Magellan Health Inc.	78,002	7,279
*	MEDNAX Inc.	292,978	7,157
*	Prestige Consumer Healthcare Inc.	171,150	7,139
*	Endo International plc	788,250	6,251
*	Heska Corp.	30,368	5,721
*	Cardiovascular Systems Inc.	137,114	5,663
*	Addus HomeCare Corp.	51,303	5,519
*	ModivCare Inc.	42,247	5,419
	US Physical Therapy Inc.	43,913	5,148
*	Supernus Pharmaceuticals Inc.	180,107	4,839
	Luminex Corp.	147,963	4,812
*	REGENXBIO Inc.	116,878	4,781
*	Pennant Group Inc.	86,743	4,578
*,1	Fulgent Genetics Inc.	44,896	4,546
*	Cytokinetics Inc.	241,937	4,531
	Mesa Laboratories Inc.	16,629	4,522
*	Lantheus Holdings Inc.	229,096	4,280
	Simulations Plus Inc.	51,880	3,721
*	NextGen Healthcare Inc.	188,953	3,533
*	Coherus Biosciences Inc.	217,184	3,527
*	Vanda Pharmaceuticals Inc.	186,913	3,486
*	Tactile Systems Technology Inc.	66,320	3,370
*	CryoLife Inc.	133,069	3,360
*	Inogen Inc.	62,910	3,302
*	Community Health Systems Inc.	384,969	3,295
*	CorVel Corp.	31,268	3,174
*	Meridian Bioscience Inc.	147,548	3,110
*	Orthofix Medical Inc.	66,064	3,073
*	Varex Imaging Corp.	133,708	3,066
*	Tivity Health Inc.	127,889	3,044
*,1	Tabula Rasa HealthCare Inc.	74,286	3,012
*	Enanta Pharmaceuticals Inc.	60,919	3,005
*	Natus Medical Inc.	115,790	3,000
	LeMaitre Vascular Inc.	57,878	2,974
*	Hanger Inc.	130,626	2,871
*	Collegium Pharmaceutical Inc.	118,021	2,784

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	AngioDynamics Inc.	129,706	2,717
*	RadNet Inc.	146,423	2,700
*	OraSure Technologies Inc.	244,668	2,593
*	Innoviva Inc.	214,285	2,449
*	Surmodics Inc.	46,724	2,437
*	Amphastar Pharmaceuticals Inc.	125,258	2,196
*	Cutera Inc.	60,352	2,132
*	HealthStream Inc.	86,586	2,017
*	Anika Therapeutics Inc.	48,763	1,790
*	Eagle Pharmaceuticals Inc.	39,611	1,763
*	Spectrum Pharmaceuticals Inc.	500,214	1,716
	Phibro Animal Health Corp. Class A	69,121	1,491
	Computer Programs & Systems Inc.	43,404	1,365
*	Cross Country Healthcare Inc.	119,657	1,329
	Invacare Corp.	117,376	1,068
*,1	Zynex Inc.	66,592	967
*	ANI Pharmaceuticals Inc.	32,645	950
*	Lannett Co. Inc.	116,593	707
			395,565
Industrials (17.6%)
*	Saia Inc.	89,500	17,947
*	Chart Industries Inc.	120,660	17,265
	Exponent Inc.	176,668	17,043
	John Bean Technologies Corp.	108,560	16,020
*	Proto Labs Inc.	91,451	13,323
	UFP Industries Inc.	209,177	12,760
	UniFirst Corp.	52,059	12,613
*	Aerojet Rocketdyne Holdings Inc.	245,722	12,598
	Hillenbrand Inc.	255,637	11,877
*	Resideo Technologies Inc.	480,305	11,537
	Korn Ferry	185,120	11,394
	Applied Industrial Technologies Inc.	132,543	11,315
*	Allegiant Travel Co. Class A	44,829	11,305
	AAON Inc.	139,302	10,740
	Watts Water Technologies Inc. Class A	93,827	10,705
	Matson Inc.	147,274	10,202
	ABM Industries Inc.	228,054	9,847
	Franklin Electric Co. Inc.	131,145	9,844
*	Gibraltar Industries Inc.	111,189	9,712
	SkyWest Inc.	171,285	9,655
	ESCO Technologies Inc.	89,072	9,412
	Arcosa Inc.	165,091	9,366
*	SPX FLOW Inc.	144,410	8,890
	Brady Corp. Class A	165,806	8,690
*	SPX Corp.	153,204	8,517
	Barnes Group Inc.	159,380	8,344
		Shares	Market Value• ($000)
	Albany International Corp. Class A	105,040	8,303
*	AeroVironment Inc.	75,134	8,271
	Forward Air Corp.	94,134	8,074
	Mueller Industries Inc.	195,038	7,926
	Moog Inc. Class A	100,471	7,803
	Comfort Systems USA Inc.	124,347	7,702
	Federal Signal Corp.	206,783	7,529
*	Meritor Inc.	247,025	7,502
	Cubic Corp.	107,754	7,483
*	Vicor Corp.	72,175	7,109
	Boise Cascade Co.	134,012	6,693
*	Hub Group Inc. Class A	114,475	6,591
	Lindsay Corp.	37,132	5,950
	Deluxe Corp.	143,203	5,661
	EnPro Industries Inc.	70,244	5,643
	Granite Construction Inc.	159,845	5,495
*	American Woodmark Corp.	58,105	5,428
*	GMS Inc.	145,975	5,343
	Greenbrier Cos. Inc.	112,242	5,281
	Astec Industries Inc.	77,307	5,251
	HNI Corp.	145,830	5,190
	Alamo Group Inc.	33,715	5,146
	ArcBest Corp.	86,857	5,124
	Enerpac Tool Group Corp. Class A	204,611	5,054
	Pitney Bowes Inc.	591,693	5,018
*	Atlas Air Worldwide Holdings Inc.	89,390	4,928
	Tennant Co.	63,192	4,815
	Raven Industries Inc.	122,644	4,808
*	PGT Innovations Inc.	201,672	4,757
	Encore Wire Corp.	70,607	4,627
	Kaman Corp.	94,649	4,606
	AZZ Inc.	89,214	4,558
	AAR Corp.	113,545	4,517
*	Harsco Corp.	269,896	4,415
*	Hawaiian Holdings Inc.	157,413	4,222
	Standex International Corp.	42,382	4,156
*	US Ecology Inc.	107,828	4,120
*	NOW Inc.	373,568	3,971
	Matthews International Corp. Class A	108,839	3,886
	Griffon Corp.	153,709	3,781
	Apogee Enterprises Inc.	90,118	3,370
*	MYR Group Inc.	57,082	3,365
	Marten Transport Ltd.	201,079	3,253
	Heartland Express Inc.	168,213	3,061
	Wabash National Corp.	180,800	2,998
	CoreCivic Inc.	409,816	2,942
	Viad Corp.	69,809	2,921
*	SEACOR Holdings Inc.	65,202	2,772
	Quanex Building Products Corp.	112,323	2,733
*	Aegion Corp. Class A	105,260	2,721
*	Triumph Group Inc.	178,236	2,597

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Echo Global Logistics Inc.	91,090	2,538
*	TrueBlue Inc.	121,053	2,522
	Interface Inc. Class A	200,621	2,492
*	CIRCOR International Inc.	68,495	2,439
	Heidrick & Struggles International Inc.	66,274	2,379
*	Kelly Services Inc. Class A	113,771	2,369
	Insteel Industries Inc.	66,105	2,041
*	Lydall Inc.	57,412	2,000
	National Presto Industries Inc.	17,812	1,823
*	Forrester Research Inc.	37,623	1,700
*	DXP Enterprises Inc.	56,168	1,687
	Titan International Inc.	171,254	1,416
	Resources Connection Inc.	104,036	1,327
*	Matrix Service Co.	90,151	1,223
*	Team Inc.	104,637	1,160
*	Veritiv Corp.	42,105	1,001
	Powell Industries Inc.	30,449	948
	Park Aerospace Corp.	63,559	883
			592,339
Information Technology (14.2%)
*	MicroStrategy Inc. Class A	24,795	18,606
	Power Integrations Inc.	204,962	18,112
*	Itron Inc.	138,084	16,189
*	3D Systems Corp.	424,396	15,210
*	LivePerson Inc.	212,676	13,956
	Advanced Energy Industries Inc.	130,830	13,665
*	Alarm.com Holdings Inc.	152,801	13,428
*	Viavi Solutions Inc.	782,990	12,673
*	8x8 Inc.	363,498	12,435
*	SPS Commerce Inc.	120,743	12,162
*	FormFactor Inc.	264,599	12,005
*	Rogers Corp.	63,856	11,589
*	Diodes Inc.	144,155	11,319
*	Fabrinet	126,301	11,156
	Badger Meter Inc.	99,561	10,811
	Kulicke & Soffa Industries Inc.	212,108	10,576
*	Onto Innovation Inc.	166,982	10,430
*	Insight Enterprises Inc.	120,045	10,035
*	ExlService Holdings Inc.	115,571	9,780
*	MaxLinear Inc. Class A	230,874	9,182
*	Plexus Corp.	98,445	8,267
*	Rambus Inc.	389,772	8,177
	NIC Inc.	229,406	7,963
	EVERTEC Inc.	204,267	7,946
*	Sanmina Corp.	222,281	7,918
	Xperi Holding Corp.	361,859	7,635
	ManTech International Corp. Class A	92,988	7,268
	Progress Software Corp.	154,081	6,555
*	Knowles Corp.	313,342	6,514
*	Ultra Clean Holdings Inc.	138,368	6,417
		Shares	Market Value• ($000)
*	Perficient Inc.	113,038	6,295
*	Cohu Inc.	143,372	6,230
*	Bottomline Technologies DE Inc.	134,085	6,018
*	FARO Technologies Inc.	60,971	5,698
*	Sykes Enterprises Inc.	135,237	5,526
*	OSI Systems Inc.	56,983	5,392
*	Unisys Corp.	215,473	5,290
	TTEC Holdings Inc.	62,287	5,241
	CSG Systems International Inc.	112,626	5,198
*	Plantronics Inc.	128,332	5,196
	Methode Electronics Inc.	128,351	4,997
*	TTM Technologies Inc.	339,614	4,795
*	Cardtronics plc Class A	121,721	4,692
*	CEVA Inc.	76,099	4,660
*	ePlus Inc.	46,224	4,371
*	Axcelis Technologies Inc.	114,367	4,217
*	NETGEAR Inc.	103,628	4,145
*	Agilysys Inc.	69,322	4,131
*	Extreme Networks Inc.	421,061	3,861
*	Diebold Nixdorf Inc.	265,845	3,860
	MTS Systems Corp.	65,988	3,851
*	Veeco Instruments Inc.	169,902	3,653
	CTS Corp.	110,724	3,562
	Benchmark Electronics Inc.	124,352	3,532
*	Ichor Holdings Ltd.	79,031	3,379
	ADTRAN Inc.	164,488	2,770
*	OneSpan Inc.	116,659	2,725
*	Photronics Inc.	224,452	2,673
*	Harmonic Inc.	333,517	2,583
*	ScanSource Inc.	86,860	2,470
*	Digi International Inc.	99,688	2,329
	Comtech Telecommunications Corp.	85,571	2,300
*	SMART Global Holdings Inc.	47,613	2,223
	Ebix Inc.	80,262	1,957
*	Arlo Technologies Inc.	269,874	1,878
*	PDF Solutions Inc.	100,139	1,839
	PC Connection Inc.	37,635	1,732
*	CalAmp Corp.	120,247	1,343
*	DSP Group Inc.	74,437	1,159
	Daktronics Inc.	124,849	675
*	Applied Optoelectronics Inc.	71,621	668
	Bel Fuse Inc. Class B	34,594	614
*	BM Technologies Inc.	14,717	167
			477,874
Materials (4.8%)
	Balchem Corp.	110,565	13,197
	Quaker Chemical Corp.	45,100	12,735
	HB Fuller Co.	176,906	9,919
*	Livent Corp.	500,281	9,315

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Stepan Co.	72,971	8,807
*	Allegheny Technologies Inc.	433,091	8,515
	Trinseo SA	130,892	8,470
	Innospec Inc.	83,985	8,436
*	Arconic Corp.	332,389	7,286
	Carpenter Technology Corp.	164,263	6,679
	Kaiser Aluminum Corp.	54,061	6,168
	Schweitzer-Mauduit International Inc.	107,455	5,018
	Materion Corp.	69,562	4,764
*	Ferro Corp.	281,672	4,470
*	GCP Applied Technologies Inc.	164,517	4,078
*	Kraton Corp.	108,805	4,046
	Warrior Met Coal Inc.	174,519	3,346
	Neenah Inc.	57,318	3,171
*	US Concrete Inc.	54,171	2,788
	Myers Industries Inc.	122,516	2,712
*	AdvanSix Inc.	95,932	2,667
	Glatfelter Corp.	152,059	2,441
*	Koppers Holdings Inc.	72,035	2,407
*	Century Aluminum Co.	171,539	2,355
	Mercer International Inc.	134,583	2,069
	Hawkins Inc.	32,541	2,037
*	Rayonier Advanced Materials Inc.	217,533	2,012
*	Clearwater Paper Corp.	56,757	1,987
	SunCoke Energy Inc.	283,990	1,815
	American Vanguard Corp.	91,286	1,782
	Tredegar Corp.	87,771	1,338
	FutureFuel Corp.	88,524	1,300
	Haynes International Inc.	43,445	1,213
*	TimkenSteel Corp.	130,631	1,055
	Olympic Steel Inc.	31,051	554
	Cleveland-Cliffs Inc.	6,726	90
			161,042
Other (0.0%)[2]
*,3	Lantheus Holdings Inc. CVR	276,566	—
Real Estate (7.6%)
	Innovative Industrial Properties Inc.	75,812	14,783
	Agree Realty Corp.	199,625	12,888
	Lexington Realty Trust	947,161	10,154
	Uniti Group Inc.	795,903	9,479
	Essential Properties Realty Trust Inc.	358,073	8,307
	National Storage Affiliates Trust	213,020	8,212
	Xenia Hotels & Resorts Inc.	388,748	7,763
	Retail Properties of America Inc. Class A	733,310	7,722
	CareTrust REIT Inc.	327,667	7,268
		Shares	Market Value• ($000)
	Brandywine Realty Trust	582,722	7,127
*	DiamondRock Hospitality Co.	681,734	6,899
	SITE Centers Corp.	515,157	6,872
	Four Corners Property Trust Inc.	251,445	6,812
	Retail Opportunity Investments Corp.	403,205	6,375
	Washington REIT	281,492	6,339
	Easterly Government Properties Inc.	277,584	6,101
*	Realogy Holdings Corp.	394,373	5,947
	Global Net Lease Inc.	305,940	5,684
	Acadia Realty Trust	294,923	5,577
	Kite Realty Group Trust	287,872	5,519
	LTC Properties Inc.	134,173	5,489
	St. Joe Co.	106,662	5,368
	American Assets Trust Inc.	171,052	5,316
[1]	Tanger Factory Outlet Centers Inc.	319,553	5,030
	Industrial Logistics Properties Trust	223,448	4,753
	Independence Realty Trust Inc.	324,711	4,559
	iStar Inc.	253,057	4,484
	Alexander & Baldwin Inc.	247,518	4,324
	Office Properties Income Trust	165,407	4,183
	Mack-Cali Realty Corp.	294,797	4,118
*	Summit Hotel Properties Inc.	361,866	3,745
	Safehold Inc.	49,057	3,741
	Diversified Healthcare Trust	812,959	3,658
	Getty Realty Corp.	123,159	3,446
	Community Healthcare Trust Inc.	75,437	3,306
*	Marcus & Millichap Inc.	82,006	3,106
	NexPoint Residential Trust Inc.	75,422	3,095
	Centerspace	44,461	3,051
	RPT Realty	277,199	3,041
[1]	GEO Group Inc.	413,729	2,979
	Universal Health Realty Income Trust	43,656	2,705
	RE/MAX Holdings Inc. Class A	63,312	2,641
	Armada Hoffler Properties Inc.	198,557	2,563
*	Chatham Lodging Trust	160,983	2,243
	Urstadt Biddle Properties Inc. Class A	102,013	1,644
	Franklin Street Properties Corp.	328,619	1,630
	Saul Centers Inc.	43,840	1,553

S&P Small-Cap 600 Index Fund
	Shares	Market Value• ($000)
* Hersha Hospitality Trust Class A	124,415	1,384
Whitestone REIT	135,896	1,271
		254,254
Utilities (1.4%)
Avista Corp.	235,053	9,451
California Water Service Group	170,409	9,364
American States Water Co.	126,133	9,214
South Jersey Industries Inc.	343,975	8,637
Chesapeake Utilities Corp.	59,666	6,309
Northwest Natural Holding Co.	104,581	5,019
		47,994
Total Common Stocks (Cost $2,699,809)		3,351,071
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[4,5] Vanguard Market Liquidity Fund, 0.099% (Cost $50,916)	509,252	50,925
Total Investments (101.2%) (Cost $2,750,725)		3,401,996
Other Assets and Liabilities—Net (-1.2%)		(41,609)
Net Assets (100%)		3,360,387
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,229,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $39,818,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	97	10,666	(394)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,699,809)	3,351,071
Affiliated Issuers (Cost $50,916)	50,925
Total Investments in Securities	3,401,996
Investment in Vanguard	118
Cash Collateral Pledged—Futures Contracts	815
Receivables for Investment Securities Sold	652
Receivables for Accrued Income	1,682
Receivables for Capital Shares Issued	15,921
Variation Margin Receivable—Futures Contracts	1
Total Assets	3,421,185
Liabilities
Due to Custodian	642
Payables for Investment Securities Purchased	15,825
Collateral for Securities on Loan	39,818
Payables for Capital Shares Redeemed	4,373
Payables to Vanguard	140
Total Liabilities	60,798
Net Assets	3,360,387
At February 28, 2021, net assets consisted of:

Paid-in Capital	2,699,935
Total Distributable Earnings (Loss)	660,452
Net Assets	3,360,387

ETF Shares—Net Assets
Applicable to 7,550,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,449,819
Net Asset Value Per Share—ETF Shares	$192.03

Institutional Shares—Net Assets
Applicable to 4,947,172 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,910,568
Net Asset Value Per Share—Institutional Shares	$386.19
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	14,629
Interest[1]	4
Securities Lending—Net	720
Total Income	15,353
Expenses
The Vanguard Group—Note B
Investment Advisory Services	203
Management and Administrative—ETF Shares	433
Management and Administrative—Institutional Shares	446
Marketing and Distribution—ETF Shares	27
Marketing and Distribution—Institutional Shares	23
Custodian Fees	42
Shareholders’ Reports—ETF Shares	5
Shareholders’ Reports—Institutional Shares	9
Trustees’ Fees and Expenses	—
Total Expenses	1,188
Net Investment Income	14,165
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	133,853
Futures Contracts	3,622
Realized Net Gain (Loss)	137,475
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	838,126
Futures Contracts	(593)
Change in Unrealized Appreciation (Depreciation)	837,533
Net Increase (Decrease) in Net Assets Resulting from Operations	989,173
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, $0, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $163,536,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,165	31,873
Realized Net Gain (Loss)	137,475	111,777
Change in Unrealized Appreciation (Depreciation)	837,533	(142,760)
Net Increase (Decrease) in Net Assets Resulting from Operations	989,173	890
Distributions
ETF Shares	(13,235)	(15,071)
Institutional Shares	(18,167)	(18,355)
Total Distributions	(31,402)	(33,426)
Capital Share Transactions
ETF Shares	54,301	8,344
Institutional Shares	(14,850)	210,294
Net Increase (Decrease) from Capital Share Transactions	39,451	218,638
Total Increase (Decrease)	997,222	186,102
Net Assets
Beginning of Period	2,363,165	2,177,063
End of Period	3,360,387	2,363,165
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$135.61	$138.09	$164.67	$125.83	$112.23	$100.42
Investment Operations
Net Investment Income[1]	.816	1.946	1.941	1.784	1.573	1.375
Net Realized and Unrealized Gain (Loss) on Investments	57.430	(2.340)	(26.858)	38.598	13.212	11.683
Total from Investment Operations	58.246	(.394)	(24.917)	40.382	14.785	13.058
Distributions
Dividends from Net Investment Income	(1.826)	(2.086)	(1.663)	(1.542)	(1.185)	(1.248)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.826)	(2.086)	(1.663)	(1.542)	(1.185)	(1.248)
Net Asset Value, End of Period	$192.03	$135.61	$138.09	$164.67	$125.83	$112.23
Total Return	43.16%	-0.43%	-15.09%	32.32%	13.18%	13.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,450	$987	$991	$1,107	$683	$342
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.46%	1.36%	1.23%	1.27%	1.36%
Portfolio Turnover Rate[2]	4%	15%	9%	13%	22%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$272.71	$277.68	$331.26	$252.98	$225.56	$201.83
Investment Operations
Net Investment Income[1]	1.689	3.951	3.941	3.769	3.303	2.925
Net Realized and Unrealized Gain (Loss) on Investments	115.496	(4.694)	(54.011)	77.632	26.605	23.454
Total from Investment Operations	117.185	(.743)	(50.070)	81.401	29.908	26.379
Distributions
Dividends from Net Investment Income	(3.705)	(4.227)	(3.510)	(3.121)	(2.488)	(2.649)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.705)	(4.227)	(3.510)	(3.121)	(2.488)	(2.649)
Net Asset Value, End of Period	$386.19	$272.71	$277.68	$331.26	$252.98	$225.56
Total Return	43.19%	-0.41%	-15.09%	32.39%	13.26%	13.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,911	$1,377	$1,186	$1,019	$672	$331
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.47%	1.38%	1.30%	1.34%	1.43%
Portfolio Turnover Rate[2]	4%	15%	9%	13%	22%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $118,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,350,904	167	—	3,351,071
Temporary Cash Investments	50,925	—	—	50,925
Total	3,401,829	167	—	3,401,996

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	394	—	—	394
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,763,104
Gross Unrealized Appreciation	851,560
Gross Unrealized Depreciation	(213,062)
Net Unrealized Appreciation (Depreciation)	638,498
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $104,946,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $588,801,000 of investment securities and sold $562,285,000 of investment securities, other than temporary cash investments. Purchases and sales include $320,160,000 and $446,834,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

S&P Small-Cap 600 Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	522,621	3,350	637,530	4,725
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(468,320)	(3,075)	(629,186)	(4,625)
Net Increase (Decrease)—ETF Shares	54,301	275	8,344	100
Institutional Shares
Issued	159,401	478	452,335	1,707
Issued in Lieu of Cash Distributions	15,606	47	15,647	52
Redeemed	(189,857)	(626)	(257,688)	(983)
Net Increase (Decrease)—Institutional Shares	(14,850)	(101)	210,294	776
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund
Fund Allocation
As of February 28, 2021
Communication Services	1.7%
Consumer Discretionary	14.6
Consumer Staples	3.1
Energy	5.8
Financials	24.7
Health Care	6.4
Industrials	17.6
Information Technology	8.6
Materials	5.7
Other	0.0
Real Estate	9.8
Utilities	2.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.7%)
*	AMC Networks Inc. Class A	58,871	3,862
	EW Scripps Co. Class A	113,022	2,127
*	Meredith Corp.	80,097	1,985
	Cogent Communications Holdings Inc.	30,768	1,841
	Scholastic Corp.	59,241	1,706
	Shenandoah Telecommunications Co.	34,499	1,530
*	Gannett Co. Inc.	259,244	1,283
	ATN International Inc.	21,643	1,054
*	Marcus Corp.	45,582	895
*	Consolidated Communications Holdings Inc.	145,527	766
	Spok Holdings Inc.	35,109	376
			17,425
Consumer Discretionary (14.6%)
	Macy's Inc.	613,929	9,338
	Bed Bath & Beyond Inc.	249,303	6,696
*	Asbury Automotive Group Inc.	38,159	6,466
*,1	GameStop Corp. Class A	57,393	5,839
	Cooper Tire & Rubber Co.	99,662	5,705
	Group 1 Automotive Inc.	34,062	5,192
*	Signet Jewelers Ltd.	103,554	5,155
	Monro Inc.	65,903	4,085
*	ODP Corp.	104,221	3,989
*	Bloomin' Brands Inc.	157,659	3,916
*	Dave & Buster's Entertainment Inc.	93,882	3,813
*	Sally Beauty Holdings Inc.	223,230	3,594
	Wolverine World Wide Inc.	100,671	3,518
	Steven Madden Ltd.	93,369	3,454
	Abercrombie & Fitch Co. Class A	123,458	3,379
	Cheesecake Factory Inc.	53,927	2,963
	Core-Mark Holding Co. Inc.	88,888	2,896
*	M/I Homes Inc.	56,889	2,839
	Brinker International Inc.	41,216	2,827
	Oxford Industries Inc.	33,391	2,546
		Shares	Market Value• ($000)
*	G-III Apparel Group Ltd.	86,116	2,479
*	BJ's Restaurants Inc.	44,151	2,452
	MDC Holdings Inc.	41,514	2,348
	Winnebago Industries Inc.	32,725	2,278
*	Michaels Cos. Inc.	146,077	2,191
*	American Axle & Manufacturing Holdings Inc.	224,073	2,189
	Callaway Golf Co.	78,262	2,187
	Sonic Automotive Inc. Class A	46,933	2,164
	Kontoor Brands Inc.	51,047	2,157
*	Children's Place Inc.	28,841	1,997
	La-Z-Boy Inc.	44,743	1,907
	Guess? Inc.	74,285	1,873
	Standard Motor Products Inc.	39,962	1,679
*	Chuy's Holdings Inc.	38,960	1,597
*	Gentherm Inc.	21,983	1,556
*	Cavco Industries Inc.	7,103	1,498
*	Aaron's Co. Inc.	66,351	1,457
	Designer Brands Inc. Class A	116,311	1,453
*	Boot Barn Holdings Inc.	22,826	1,379
	Buckle Inc.	33,391	1,284
*	Genesco Inc.	28,164	1,266
*	Cooper-Standard Holdings Inc.	33,361	1,195
	Caleres Inc.	74,786	1,186
	Ethan Allen Interiors Inc.	43,041	1,103
*	Perdoceo Education Corp.	76,504	985
*	Red Robin Gourmet Burgers Inc.	30,907	949
*	Universal Electronics Inc.	16,094	937
	Ruth's Hospitality Group Inc.	39,704	905
	Sturm Ruger & Co. Inc.	13,184	899
	Shoe Carnival Inc.	17,128	839
*	Monarch Casino & Resort Inc.	12,386	838
*	Zumiez Inc.	18,197	820
*	Motorcar Parts of America Inc.	37,925	807
	Movado Group Inc.	32,726	746

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Unifi Inc.	29,499	735
	Haverty Furniture Cos. Inc.	18,113	655
*	Fossil Group Inc.	42,525	644
	Chico's FAS Inc.	236,009	635
*	America's Car-Mart Inc.	4,348	587
*	Conn's Inc.	37,751	536
*	Fiesta Restaurant Group Inc.	34,088	520
	Cato Corp. Class A	38,648	477
*	Vera Bradley Inc.	44,113	419
*	Barnes & Noble Education Inc.	60,323	390
*	American Public Education Inc.	13,059	384
*	Regis Corp.	31,587	371
*	El Pollo Loco Holdings Inc.	18,181	333
*	Liquidity Services Inc.	17,865	279
			146,775
Consumer Staples (3.1%)
	J & J Snack Foods Corp.	16,883	2,680
*	Simply Good Foods Co.	91,624	2,673
	PriceSmart Inc.	25,827	2,491
	Universal Corp.	48,511	2,465
*	Chefs' Warehouse Inc.	64,268	2,001
	Vector Group Ltd.	125,746	1,716
	Andersons Inc.	60,694	1,587
	Fresh Del Monte Produce Inc.	59,979	1,544
	John B Sanfilippo & Son Inc.	17,449	1,509
	Calavo Growers Inc.	19,370	1,458
	Inter Parfums Inc.	19,544	1,430
*	United Natural Foods Inc.	52,030	1,376
	Coca-Cola Consolidated Inc.	5,230	1,342
	SpartanNash Co.	70,847	1,292
*	Central Garden & Pet Co. Class A	29,897	1,241
*	Cal-Maine Foods Inc.	30,219	1,151
*	elf Beauty Inc.	36,433	935
*	USANA Health Sciences Inc.	8,536	828
	MGP Ingredients Inc.	12,347	789
*	Seneca Foods Corp. Class A	13,295	724
*	Central Garden & Pet Co.	7,673	350
			31,582
Energy (5.7%)
*	PDC Energy Inc.	197,130	6,890
	Helmerich & Payne Inc.	212,886	6,116
	SM Energy Co.	210,822	2,922
	Patterson-UTI Energy Inc.	370,983	2,745
*	PBF Energy Inc. Class A	190,144	2,700
	Archrock Inc.	254,185	2,621
*	Matador Resources Co.	123,867	2,588
*	Dril-Quip Inc.	69,432	2,358
*	Oceaneering International Inc.	196,412	2,318
*	Southwestern Energy Co.	549,480	2,225
*	Range Resources Corp.	218,091	2,102
		Shares	Market Value• ($000)
*	Green Plains Inc.	81,331	2,059
*	Callon Petroleum Co.	78,655	2,011
	US Silica Holdings Inc.	146,324	1,948
	Core Laboratories NV	52,823	1,877
*	ProPetro Holding Corp.	159,728	1,832
	QEP Resources Inc.	479,271	1,649
	Nabors Industries Ltd.	12,700	1,410
*	Par Pacific Holdings Inc.	78,887	1,394
*	Helix Energy Solutions Group Inc.	278,932	1,367
*	Bristow Group Inc. Class A	45,760	1,218
*	REX American Resources Corp.	10,477	985
*	Oil States International Inc.	121,273	889
*	RPC Inc.	114,596	728
*	CONSOL Energy Inc.	59,175	640
*	Laredo Petroleum Inc.	17,703	577
*	Talos Energy Inc.	45,913	486
*	Penn Virginia Corp.	29,795	436
*	Dorian LPG Ltd.	28,972	361
*	Exterran Corp.	49,717	272
			57,724
Financials (24.7%)
	Pacific Premier Bancorp Inc.	186,743	7,526
	BankUnited Inc.	182,789	7,346
	First Hawaiian Inc.	258,760	7,217
	Assured Guaranty Ltd.	159,732	7,063
	Ameris Bancorp	137,487	6,550
	Simmons First National Corp. Class A	215,355	6,306
	Columbia Banking System Inc.	141,670	6,275
	Investors Bancorp Inc.	449,995	6,003
	Old National Bancorp	327,111	5,931
	United Community Banks Inc.	171,376	5,666
	WSFS Financial Corp.	99,722	5,299
	Cadence Bancorp Class A	249,254	5,115
	Independent Bank Group Inc.	72,732	5,069
	American Equity Investment Life Holding Co.	182,043	5,030
	First Bancorp	431,785	4,529
	First Midwest Bancorp Inc.	226,180	4,474
	Renasant Corp.	111,188	4,367
	First Financial Bancorp	193,950	4,350
	Community Bank System Inc.	56,138	3,996
*	Seacoast Banking Corp. of Florida	109,149	3,924
	PennyMac Mortgage Investment Trust	195,483	3,708
	Banner Corp.	69,564	3,602
	Northwest Bancshares Inc.	252,888	3,571
	Independent Bank Corp.	41,740	3,569
	Capitol Federal Financial Inc.	255,385	3,399

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Apollo Commercial Real Estate Finance Inc.	255,458	3,395
	Hope Bancorp Inc.	243,959	3,210
	CVB Financial Corp.	148,681	3,183
	Horace Mann Educators Corp.	81,917	3,157
	NBT Bancorp Inc.	86,314	3,127
	Eagle Bancorp Inc.	63,782	3,118
	New York Mortgage Trust Inc.	747,468	3,117
	Waddell & Reed Financial Inc. Class A	123,658	3,103
	Provident Financial Services Inc.	144,264	2,918
	Veritex Holdings Inc.	98,270	2,858
	Hilltop Holdings Inc.	83,478	2,758
	ProAssurance Corp.	106,613	2,639
	FB Financial Corp.	61,631	2,614
	First Commonwealth Financial Corp.	190,249	2,551
	Stewart Information Services Corp.	52,857	2,495
	First Bancorp (XNGS)	56,650	2,281
	S&T Bancorp Inc.	77,796	2,247
	Boston Private Financial Holdings Inc.	162,704	2,239
	Brookline Bancorp Inc.	156,451	2,226
	Safety Insurance Group Inc.	27,985	2,213
*	Enova International Inc.	70,568	2,166
	Southside Bancshares Inc.	62,165	2,150
*	Encore Capital Group Inc.	62,017	2,073
	Dime Community Bancshares Inc.	69,255	2,037
	OFG Bancorp	101,609	1,962
	Great Western Bancorp Inc.	71,845	1,928
	Employers Holdings Inc.	57,404	1,911
	HomeStreet Inc.	43,116	1,852
	Tompkins Financial Corp.	23,930	1,850
	Heritage Financial Corp.	71,063	1,840
	Westamerica Bancorp	28,668	1,723
*	Third Point Reinsurance Ltd.	168,445	1,720
	James River Group Holdings Ltd.	36,303	1,667
	Banc of California Inc.	87,639	1,627
	Flagstar Bancorp Inc.	37,447	1,625
	Park National Corp.	12,637	1,567
	Preferred Bank	26,825	1,554
	ARMOUR Residential REIT Inc.	128,146	1,547
*	Customers Bancorp Inc.	57,539	1,541
	AMERISAFE Inc.	24,072	1,409
	Allegiance Bancshares Inc.	37,229	1,402
	Berkshire Hills Bancorp Inc.	68,356	1,378
	Redwood Trust Inc.	139,870	1,376
	TrustCo Bank Corp.	190,462	1,310
	Northfield Bancorp Inc.	94,423	1,293
		Shares	Market Value• ($000)
	Meta Financial Group Inc.	29,044	1,286
	City Holding Co.	16,833	1,266
	Central Pacific Financial Corp.	55,628	1,259
	United Fire Group Inc.	42,583	1,254
	Granite Point Mortgage Trust Inc.	108,883	1,215
	BancFirst Corp.	18,737	1,197
	Piper Sandler Cos.	10,378	1,103
	Capstead Mortgage Corp.	190,491	1,092
	Ready Capital Corp.	80,882	1,061
	Hanmi Financial Corp.	60,541	1,036
*	Ambac Financial Group Inc.	60,004	1,017
	KKR Real Estate Finance Trust Inc.	53,599	988
[1]	Invesco Mortgage Capital Inc.	226,170	880
	National Bank Holdings Corp. Class A	22,409	868
*	Blucora Inc.	53,319	864
*	Donnelley Financial Solutions Inc.	32,889	855
	Universal Insurance Holdings Inc.	56,765	845
	WisdomTree Investments Inc.	127,975	678
*	EZCORP Inc. Class A	102,209	491
*	World Acceptance Corp.	2,550	323
	United Insurance Holdings Corp.	41,371	257
	Greenhill & Co. Inc.	11,492	173
			247,850
Health Care (6.4%)
*	Myriad Genetics Inc.	148,790	4,537
*	Magellan Health Inc.	45,094	4,208
*	Prestige Consumer Healthcare Inc.	99,102	4,134
*	Integer Holdings Corp.	39,022	3,441
*	Select Medical Holdings Corp.	104,526	3,308
	CONMED Corp.	24,897	3,064
*	Glaukos Corp.	32,023	3,028
*	Covetrus Inc.	78,441	2,915
*	MEDNAX Inc.	103,316	2,524
*	AMN Healthcare Services Inc.	34,429	2,509
*	Lantheus Holdings Inc.	132,301	2,471
	Owens & Minor Inc.	69,816	2,374
*	Varex Imaging Corp.	77,558	1,778
*	Natus Medical Inc.	66,975	1,735
*	Cardiovascular Systems Inc.	38,831	1,604
*	Endo International plc	177,686	1,409
	US Physical Therapy Inc.	11,436	1,341
*	Orthofix Medical Inc.	24,582	1,143
*	Inogen Inc.	20,983	1,101
*	NextGen Healthcare Inc.	58,350	1,091

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	AngioDynamics Inc.	48,955	1,026
*	Enanta Pharmaceuticals Inc.	20,612	1,017
*	Vanda Pharmaceuticals Inc.	53,172	992
*	CryoLife Inc.	36,255	915
	Phibro Animal Health Corp. Class A	40,396	871
*	RadNet Inc.	43,262	798
*	Cross Country Healthcare Inc.	68,997	767
*	HealthStream Inc.	31,064	724
*	Cutera Inc.	19,504	689
*	CorVel Corp.	6,484	658
*	Eagle Pharmaceuticals Inc.	14,650	652
*	Hanger Inc.	29,299	644
*	Anika Therapeutics Inc.	16,827	618
	Invacare Corp.	67,720	616
*	Tivity Health Inc.	25,061	596
*	OraSure Technologies Inc.	50,789	538
*	Surmodics Inc.	9,756	509
*	Spectrum Pharmaceuticals Inc.	128,720	442
*	Amphastar Pharmaceuticals Inc.	25,101	440
*	Lannett Co. Inc.	68,402	415
	Computer Programs & Systems Inc.	13,090	412
*	ANI Pharmaceuticals Inc.	12,347	359
			64,413
Industrials (17.6%)
*	Resideo Technologies Inc.	277,963	6,677
	ABM Industries Inc.	131,936	5,697
	SkyWest Inc.	99,190	5,591
	Barnes Group Inc.	92,134	4,823
*	Meritor Inc.	143,072	4,345
*	Aerojet Rocketdyne Holdings Inc.	78,190	4,009
	Korn Ferry	64,274	3,956
	Boise Cascade Co.	77,567	3,874
*	Hub Group Inc. Class A	66,254	3,815
*	Allegiant Travel Co. Class A	14,524	3,663
	UFP Industries Inc.	59,325	3,619
	John Bean Technologies Corp.	24,482	3,613
	UniFirst Corp.	14,462	3,504
	Deluxe Corp.	82,891	3,277
	EnPro Industries Inc.	40,634	3,265
*	SPX FLOW Inc.	51,785	3,188
	Granite Construction Inc.	92,483	3,180
*	GMS Inc.	84,454	3,091
	Brady Corp. Class A	58,503	3,066
	Greenbrier Cos. Inc.	64,950	3,056
	HNI Corp.	84,520	3,008
	ArcBest Corp.	50,268	2,965
	Pitney Bowes Inc.	342,500	2,904
*	Atlas Air Worldwide Holdings Inc.	51,721	2,851
		Shares	Market Value• ($000)
	Moog Inc. Class A	36,004	2,796
	Mueller Industries Inc.	67,762	2,754
	Encore Wire Corp.	40,838	2,676
	Kaman Corp.	54,751	2,664
	AAR Corp.	65,649	2,612
	Applied Industrial Technologies Inc.	29,912	2,554
*	Harsco Corp.	156,142	2,554
	Arcosa Inc.	43,924	2,492
*	Hawaiian Holdings Inc.	91,011	2,441
	Standex International Corp.	24,497	2,402
	Albany International Corp. Class A	30,370	2,401
	Hillenbrand Inc.	50,312	2,337
*	NOW Inc.	216,432	2,301
	Matthews International Corp. Class A	62,879	2,245
	ESCO Technologies Inc.	21,118	2,232
	Griffon Corp.	88,846	2,186
	Watts Water Technologies Inc. Class A	18,993	2,167
	Cubic Corp.	30,558	2,122
*	SPX Corp.	37,214	2,069
	Apogee Enterprises Inc.	52,219	1,953
	Wabash National Corp.	104,789	1,737
	Enerpac Tool Group Corp. Class A	69,839	1,725
	CoreCivic Inc.	236,742	1,700
	Raven Industries Inc.	41,149	1,613
*	SEACOR Holdings Inc.	37,915	1,612
	Quanex Building Products Corp.	64,928	1,580
*	Aegion Corp. Class A	60,875	1,574
	Tennant Co.	19,737	1,504
*	American Woodmark Corp.	15,802	1,476
*	TrueBlue Inc.	70,153	1,461
*	US Ecology Inc.	38,033	1,453
	Interface Inc. Class A	116,002	1,441
	Lindsay Corp.	8,588	1,376
	Heidrick & Struggles International Inc.	38,296	1,374
*	Kelly Services Inc. Class A	65,976	1,374
	Astec Industries Inc.	17,522	1,190
	AZZ Inc.	22,614	1,155
	National Presto Industries Inc.	10,255	1,049
	Viad Corp.	23,880	999
*	Triumph Group Inc.	67,186	979
*	DXP Enterprises Inc.	32,230	968
	Heartland Express Inc.	49,829	907
*	CIRCOR International Inc.	25,344	902
*	MYR Group Inc.	14,592	860
	Resources Connection Inc.	60,613	773
*	Echo Global Logistics Inc.	25,745	717
*	Matrix Service Co.	52,580	713
	Insteel Industries Inc.	22,495	695

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Team Inc.	60,419	670
*	Lydall Inc.	17,915	624
*	Veritiv Corp.	24,383	580
	Powell Industries Inc.	17,342	540
	Titan International Inc.	54,233	448
	Park Aerospace Corp.	22,913	318
			177,082
Information Technology (8.6%)
*	Insight Enterprises Inc.	69,430	5,804
*	3D Systems Corp.	130,171	4,665
*	Sanmina Corp.	128,708	4,585
*	Itron Inc.	38,359	4,497
*	Knowles Corp.	181,332	3,770
*	Sykes Enterprises Inc.	78,256	3,198
*	Rogers Corp.	17,364	3,151
	Kulicke & Soffa Industries Inc.	62,556	3,119
*	TTM Technologies Inc.	196,341	2,772
*	Rambus Inc.	130,596	2,740
*	Cardtronics plc Class A	70,395	2,714
*	ePlus Inc.	26,716	2,526
*	Fabrinet	27,760	2,452
*	NETGEAR Inc.	59,922	2,397
	MTS Systems Corp.	38,138	2,226
*	Plexus Corp.	24,509	2,058
	Benchmark Electronics Inc.	72,155	2,049
*	Unisys Corp.	69,830	1,714
	Methode Electronics Inc.	43,798	1,705
	Xperi Holding Corp.	77,367	1,633
	ADTRAN Inc.	94,905	1,598
	CSG Systems International Inc.	32,569	1,503
*	OSI Systems Inc.	15,486	1,465
*	ScanSource Inc.	50,180	1,427
*	Bottomline Technologies DE Inc.	31,015	1,392
*	FARO Technologies Inc.	14,783	1,382
	ManTech International Corp. Class A	17,263	1,349
	Comtech Telecommunications Corp.	49,447	1,329
	Progress Software Corp.	31,187	1,327
*	SMART Global Holdings Inc.	27,509	1,284
*	Extreme Networks Inc.	136,032	1,247
*	Diebold Nixdorf Inc.	81,769	1,187
*	Plantronics Inc.	26,076	1,056
	PC Connection Inc.	21,645	996
*	Ichor Holdings Ltd.	22,989	983
	CTS Corp.	30,138	970
*	Veeco Instruments Inc.	44,335	953
*	Axcelis Technologies Inc.	23,245	857
*	Photronics Inc.	66,322	790
*	Harmonic Inc.	100,041	775
*	Digi International Inc.	24,164	565
*	CalAmp Corp.	41,208	460
		Shares	Market Value• ($000)
*	PDF Solutions Inc.	22,604	415
	Daktronics Inc.	73,758	399
*	Applied Optoelectronics Inc.	41,384	386
	Bel Fuse Inc. Class B	20,434	363
*	DSP Group Inc.	21,127	329
*	BM Technologies Inc.	9,643	109
			86,671
Materials (5.7%)
*	Allegheny Technologies Inc.	250,917	4,933
	Trinseo SA	75,806	4,905
	Carpenter Technology Corp.	95,022	3,864
	Kaiser Aluminum Corp.	31,293	3,571
	Innospec Inc.	30,160	3,030
	Schweitzer-Mauduit International Inc.	61,969	2,894
	HB Fuller Co.	50,182	2,814
*	Kraton Corp.	63,066	2,345
	Stepan Co.	19,424	2,344
	Warrior Met Coal Inc.	101,293	1,942
*	Arconic Corp.	84,585	1,854
	Neenah Inc.	33,236	1,839
	Materion Corp.	24,911	1,706
*	Ferro Corp.	105,876	1,680
*	US Concrete Inc.	31,359	1,614
*	AdvanSix Inc.	55,473	1,542
	Glatfelter Corp.	87,732	1,408
*	Koppers Holdings Inc.	41,667	1,392
	Mercer International Inc.	78,442	1,206
*	Rayonier Advanced Materials Inc.	124,823	1,155
*	Clearwater Paper Corp.	32,758	1,147
*	GCP Applied Technologies Inc.	45,631	1,131
	SunCoke Energy Inc.	163,289	1,043
	Myers Industries Inc.	43,332	959
	Tredegar Corp.	51,033	778
	Haynes International Inc.	24,932	696
*	TimkenSteel Corp.	74,566	602
	American Vanguard Corp.	28,885	564
*	Century Aluminum Co.	39,484	542
	Hawkins Inc.	8,403	526
	FutureFuel Corp.	29,322	430
	Olympic Steel Inc.	18,165	324
			56,780
Other (0.0%)[2]
*,3	Lantheus Holdings Inc. CVR	75,410	—
Real Estate (9.8%)
	Xenia Hotels & Resorts Inc.	225,016	4,494
	Retail Properties of America Inc. Class A	423,901	4,464
	Brandywine Realty Trust	337,523	4,128
*	DiamondRock Hospitality Co.	394,752	3,995
	SITE Centers Corp.	298,183	3,978

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Lexington Realty Trust	350,681	3,759
	Agree Realty Corp.	57,739	3,728
	Retail Opportunity Investments Corp.	233,474	3,691
	Washington REIT	162,982	3,670
*	Realogy Holdings Corp.	228,420	3,445
	Global Net Lease Inc.	177,083	3,290
	Acadia Realty Trust	170,688	3,228
	Kite Realty Group Trust	166,608	3,194
	American Assets Trust Inc.	98,998	3,077
	iStar Inc.	146,371	2,594
	Alexander & Baldwin Inc.	143,158	2,501
	Office Properties Income Trust	95,633	2,419
	Mack-Cali Realty Corp.	170,518	2,382
*	Summit Hotel Properties Inc.	209,150	2,165
	Diversified Healthcare Trust	471,443	2,121
	CareTrust REIT Inc.	92,816	2,059
	Easterly Government Properties Inc.	91,606	2,013
	Uniti Group Inc.	165,784	1,974
	LTC Properties Inc.	47,366	1,938
[1]	Tanger Factory Outlet Centers Inc.	120,198	1,892
	National Storage Affiliates Trust	48,053	1,852
	RPT Realty	160,212	1,758
	Four Corners Property Trust Inc.	63,935	1,732
	GEO Group Inc.	240,060	1,728
	Industrial Logistics Properties Trust	71,081	1,512
	Armada Hoffler Properties Inc.	114,579	1,479
	Independence Realty Trust Inc.	95,600	1,342
*	Chatham Lodging Trust	92,822	1,293
	Getty Realty Corp.	37,895	1,060
*	Marcus & Millichap Inc.	25,726	974
	Urstadt Biddle Properties Inc. Class A	59,442	958
	Franklin Street Properties Corp.	190,139	943
	RE/MAX Holdings Inc. Class A	21,348	891
	Universal Health Realty Income Trust	13,608	843
*	Hersha Hospitality Trust Class A	72,139	802
	Shares	Market Value• ($000)
NexPoint Residential Trust Inc.	18,647	765
Centerspace	11,047	758
Whitestone REIT	78,580	735
Saul Centers Inc.	14,931	529
		98,153
Utilities (2.0%)
Avista Corp.	136,001	5,469
South Jersey Industries Inc.	199,023	4,997
Northwest Natural Holding Co.	60,487	2,903
American States Water Co.	33,569	2,452
California Water Service Group	40,428	2,222
Chesapeake Utilities Corp.	16,925	1,789
		19,832
Total Common Stocks (Cost $827,087)		1,004,287
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[4,5] Vanguard Market Liquidity Fund, 0.099% (Cost $8,682)	86,839	8,684
Total Investments (100.8%) (Cost $835,769)		1,012,971
Other Assets and Liabilities—Net (-0.8%)		(7,862)
Net Assets (100%)		1,005,109
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,127,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $8,682,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	10	1,100	(1)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $827,087)	1,004,287
Affiliated Issuers (Cost $8,682)	8,684
Total Investments in Securities	1,012,971
Investment in Vanguard	34
Cash	60
Cash Collateral Pledged—Futures Contracts	10
Receivables for Investment Securities Sold	6,355
Receivables for Accrued Income	778
Receivables for Capital Shares Issued	22
Variation Margin Receivable—Futures Contracts	1
Total Assets	1,020,231
Liabilities
Payables for Investment Securities Purchased	6,374
Collateral for Securities on Loan	8,682
Payables to Vanguard	66
Total Liabilities	15,122
Net Assets	1,005,109
At February 28, 2021, net assets consisted of:

Paid-in Capital	864,017
Total Distributable Earnings (Loss)	141,092
Net Assets	1,005,109

ETF Shares—Net Assets
Applicable to 5,650,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	933,918
Net Asset Value Per Share—ETF Shares	$165.30

Institutional Shares—Net Assets
Applicable to 205,765 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	71,191
Net Asset Value Per Share—Institutional Shares	$345.98
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	5,484
Interest[1]	—
Securities Lending—Net	259
Total Income	5,743
Expenses
The Vanguard Group—Note B
Investment Advisory Services	54
Management and Administrative—ETF Shares	395
Management and Administrative—Institutional Shares	15
Marketing and Distribution—ETF Shares	15
Marketing and Distribution—Institutional Shares	1
Custodian Fees	28
Shareholders’ Reports—ETF Shares	6
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	514
Net Investment Income	5,229
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	39,924
Futures Contracts	168
Realized Net Gain (Loss)	40,092
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	249,028
Futures Contracts	3
Change in Unrealized Appreciation (Depreciation)	249,031
Net Increase (Decrease) in Net Assets Resulting from Operations	294,352
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $72,351,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,229	8,521
Realized Net Gain (Loss)	40,092	33,085
Change in Unrealized Appreciation (Depreciation)	249,031	(50,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	294,352	(9,042)
Distributions
ETF Shares	(5,797)	(7,104)
Institutional Shares	(488)	(761)
Total Distributions	(6,285)	(7,865)
Capital Share Transactions
ETF Shares	168,084	138,867
Institutional Shares	6,550	12,441
Net Increase (Decrease) from Capital Share Transactions	174,634	151,308
Total Increase (Decrease)	462,701	134,401
Net Assets
Beginning of Period	542,408	408,007
End of Period	1,005,109	542,408
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$112.51	$123.23	$149.05	$118.23	$106.98	$94.66
Investment Operations
Net Investment Income	.969[1]	2.182[1]	2.141[1]	2.087[1]	1.749[1]	1.352
Net Realized and Unrealized Gain (Loss) on Investments	53.003	(10.786)	(25.811)	30.593	11.165	12.736
Total from Investment Operations	53.972	(8.604)	(23.670)	32.680	12.914	14.088
Distributions
Dividends from Net Investment Income	(1.182)	(2.116)	(2.150)	(1.860)	(1.664)	(1.768)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.182)	(2.116)	(2.150)	(1.860)	(1.664)	(1.768)
Net Asset Value, End of Period	$165.30	$112.51	$123.23	$149.05	$118.23	$106.98
Total Return	48.32%	-7.08%	-15.93%	27.84%	12.11%	15.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$934	$501	$373	$410	$210	$126
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.90%	1.66%	1.54%	1.49%	1.49%
Portfolio Turnover Rate[2]	31%	46%	39%	34%	46%	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$235.47	$257.69	$311.75	$247.26	$223.74	$198.02
Investment Operations
Net Investment Income	2.157[1]	4.805[1]	4.609[1]	4.630[1]	3.829[1]	3.057
Net Realized and Unrealized Gain (Loss) on Investments	110.899	(22.489)	(53.914)	64.065	23.461	26.649
Total from Investment Operations	113.056	(17.684)	(49.305)	68.695	27.290	29.706
Distributions
Dividends from Net Investment Income	(2.546)	(4.536)	(4.755)	(4.205)	(3.770)	(3.986)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.546)	(4.536)	(4.755)	(4.205)	(3.770)	(3.986)
Net Asset Value, End of Period	$345.98	$235.47	$257.69	$311.75	$247.26	$223.74
Total Return	48.37%	-6.94%	-15.87%	28.01%	12.25%	15.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$71	$42	$35	$32	$12	$35
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.70%	2.00%	1.73%	1.66%	1.61%	1.61%
Portfolio Turnover Rate[2]	31%	46%	39%	34%	46%	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Value Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Value Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,004,178	109	—	1,004,287
Temporary Cash Investments	8,684	—	—	8,684
Total	1,012,862	109	—	1,012,971

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1	—	—	1
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	837,938
Gross Unrealized Appreciation	203,658
Gross Unrealized Depreciation	(28,626)
Net Unrealized Appreciation (Depreciation)	175,032
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $74,435,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $587,468,000 of investment securities and sold $412,196,000 of investment securities, other than temporary cash investments. Purchases and sales include $319,703,000 and $190,641,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $147,671,000 and $78,071,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	366,244	2,650	381,520	3,375
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(198,160)	(1,450)	(242,653)	(1,950)
Net Increase (Decrease)—ETF Shares	168,084	1,200	138,867	1,425
Institutional Shares
Issued	15,047	57	25,956	102
Issued in Lieu of Cash Distributions	425	2	598	2
Redeemed	(8,922)	(30)	(14,113)	(64)
Net Increase (Decrease)—Institutional Shares	6,550	29	12,441	40
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund
Fund Allocation
As of February 28, 2021
Communication Services	2.5%
Consumer Discretionary	16.0
Consumer Staples	4.7
Energy	2.0
Financials	9.3
Health Care	17.6
Industrials	17.7
Information Technology	20.3
Materials	3.9
Other	0.0
Real Estate	5.2
Utilities	0.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Communication Services (2.5%)
*	Vonage Holdings Corp.	253,548	3,352
*	TechTarget Inc.	25,641	2,144
*	Glu Mobile Inc.	160,660	2,005
	Cogent Communications Holdings Inc.	28,779	1,722
	Shenandoah Telecommunications Co.	35,199	1,561
*	QuinStreet Inc.	52,844	1,263
*	Cincinnati Bell Inc.	55,005	841
			12,888
Consumer Discretionary (15.9%)
*	Crocs Inc.	73,314	5,625
*	Shake Shack Inc. Class A	38,718	4,587
*	Sleep Number Corp.	30,149	4,134
	LCI Industries	27,320	3,851
*	iRobot Corp.	30,552	3,792
*	Stamps.com Inc.	19,806	3,603
*	Meritage Homes Corp.	40,857	3,445
*	Dorman Products Inc.	31,212	3,112
	Rent-A-Center Inc.	52,958	3,059
*,1	GameStop Corp. Class A	27,941	2,843
*	Installed Building Products Inc.	24,605	2,691
*	LGI Homes Inc.	23,995	2,621
	Big Lots Inc.	38,802	2,466
	Shutterstock Inc.	23,999	2,117
*	Vista Outdoor Inc.	63,257	2,000
	Patrick Industries Inc.	23,852	1,883
	MDC Holdings Inc.	32,849	1,858
	Brinker International Inc.	26,564	1,822
*	Century Communities Inc.	31,521	1,744
*	Gentherm Inc.	23,436	1,659
	Callaway Golf Co.	59,335	1,658
*	Tupperware Brands Corp.	53,413	1,633
	Dine Brands Global Inc.	17,833	1,411
	Winnebago Industries Inc.	18,696	1,301
	Steven Madden Ltd.	32,767	1,212
	Wolverine World Wide Inc.	33,862	1,183
*	Hibbett Sports Inc.	18,020	1,158
		Shares	Market Value• ($000)
*	Boot Barn Holdings Inc.	18,804	1,136
*	Cavco Industries Inc.	5,381	1,135
	La-Z-Boy Inc.	25,537	1,088
*	MarineMax Inc.	23,954	1,070
	Kontoor Brands Inc.	22,900	968
	Cheesecake Factory Inc.	15,911	874
	Sturm Ruger & Co. Inc.	11,769	803
*	Lumber Liquidators Holdings Inc.	31,298	775
	PetMed Express Inc.	22,000	764
*	America's Car-Mart Inc.	4,276	577
*	Zumiez Inc.	12,664	571
	Buckle Inc.	12,805	492
*	Monarch Casino & Resort Inc.	7,103	481
*	Perdoceo Education Corp.	33,207	427
*	Fossil Group Inc.	27,538	417
*	Universal Electronics Inc.	6,081	354
	Haverty Furniture Cos. Inc.	8,194	296
*	Liquidity Services Inc.	18,821	294
	Ruth's Hospitality Group Inc.	12,817	292
*	American Public Education Inc.	9,016	265
*	El Pollo Loco Holdings Inc.	10,768	197
*	Regis Corp.	9,427	111
			81,855
Consumer Staples (4.7%)
	WD-40 Co.	14,843	4,627
	Medifast Inc.	12,786	3,235
[1]	B&G Foods Inc.	69,794	2,117
*	Celsius Holdings Inc.	28,796	1,714
	National Beverage Corp.	25,318	1,207
*	Simply Good Foods Co.	41,150	1,200
	J & J Snack Foods Corp.	6,985	1,109
	PriceSmart Inc.	11,127	1,073
*	Central Garden & Pet Co. Class A	25,759	1,069
	Vector Group Ltd.	69,036	942
*	Cal-Maine Foods Inc.	23,914	911
*	United Natural Foods Inc.	32,206	852
*	USANA Health Sciences Inc.	8,358	811
	Inter Parfums Inc.	8,422	616

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Calavo Growers Inc.	7,371	555
	Coca-Cola Consolidated Inc.	2,162	555
*	elf Beauty Inc.	21,551	553
	MGP Ingredients Inc.	7,636	488
*	Central Garden & Pet Co.	6,508	297
			23,931
Energy (2.0%)
*	Renewable Energy Group Inc.	42,720	3,322
*	Southwestern Energy Co.	399,821	1,619
*	Range Resources Corp.	158,683	1,530
*	Matador Resources Co.	51,247	1,071
	DMC Global Inc.	16,043	1,011
	Core Laboratories NV	19,285	685
*	Bonanza Creek Energy Inc.	20,166	644
*	Dorian LPG Ltd.	20,879	260
			10,142
Financials (9.3%)
*	Trupanion Inc.	35,553	3,440
	Walker & Dunlop Inc.	31,541	3,143
*	Green Dot Corp. Class A	58,088	2,745
*	Axos Financial Inc.	55,795	2,582
	ServisFirst Bancshares Inc.	50,942	2,525
*	Mr Cooper Group Inc.	77,965	2,452
*	NMI Holdings Inc. Class A	92,107	2,106
*	Palomar Holdings Inc.	23,560	2,006
	Virtus Investment Partners Inc.	7,773	1,950
	Community Bank System Inc.	27,327	1,945
*	Triumph Bancorp Inc.	24,564	1,884
*	PRA Group Inc.	49,508	1,825
*	eHealth Inc.	28,126	1,671
	Flagstar Bancorp Inc.	30,828	1,338
	CVB Financial Corp.	56,692	1,214
	Brightsphere Investment Group Inc.	65,057	1,177
	Independent Bank Corp.	12,884	1,102
	Park National Corp.	8,476	1,051
*	StoneX Group Inc.	17,655	1,018
	Piper Sandler Cos.	9,251	984
	Meta Financial Group Inc.	20,321	900
	Hilltop Holdings Inc.	24,636	814
	National Bank Holdings Corp. Class A	20,893	810
	Westamerica Bancorp	13,454	809
	BancFirst Corp.	9,934	635
	James River Group Holdings Ltd.	13,351	613
	City Holding Co.	7,861	591
	Great Western Bancorp Inc.	20,256	543
	AMERISAFE Inc.	7,775	455
	Redwood Trust Inc.	45,114	444
	HCI Group Inc.	6,711	388
*	Blucora Inc.	23,040	373
		Shares	Market Value• ($000)
*	Donnelley Financial Solutions Inc.	14,222	370
*	World Acceptance Corp.	2,926	370
	Berkshire Hills Bancorp Inc.	17,758	358
*	Ambac Financial Group Inc.	16,946	287
	Invesco Mortgage Capital Inc.	73,105	284
	WisdomTree Investments Inc.	50,911	270
	Greenhill & Co. Inc.	9,400	142
			47,614
Health Care (17.6%)
*	NeoGenomics Inc.	120,594	6,147
*	Omnicell Inc.	45,956	5,832
	Ensign Group Inc.	55,385	4,543
*	HMS Holdings Corp.	96,192	3,538
*	R1 RCM Inc.	126,738	3,503
*	Pacira BioSciences Inc.	47,189	3,468
*	Xencor Inc.	62,401	3,074
*	Merit Medical Systems Inc.	53,093	2,958
*	Glaukos Corp.	31,253	2,955
*	Corcept Therapeutics Inc.	113,570	2,856
*	Allscripts Healthcare Solutions Inc.	171,611	2,648
*	Covetrus Inc.	64,593	2,400
*	AMN Healthcare Services Inc.	32,185	2,345
	CONMED Corp.	17,396	2,141
*	Select Medical Holdings Corp.	59,741	1,891
*	Heska Corp.	9,653	1,819
*	Addus HomeCare Corp.	16,318	1,755
*	ModivCare Inc.	13,407	1,720
*	Supernus Pharmaceuticals Inc.	57,223	1,538
	Luminex Corp.	46,990	1,528
*	REGENXBIO Inc.	37,106	1,518
*	Pennant Group Inc.	27,560	1,455
*	Fulgent Genetics Inc.	14,237	1,442
*	Cytokinetics Inc.	76,872	1,440
	Mesa Laboratories Inc.	5,282	1,436
	Owens & Minor Inc.	41,522	1,412
*	Integer Holdings Corp.	14,281	1,259
*	Endo International plc	152,576	1,210
	Simulations Plus Inc.	16,447	1,180
*	Coherus Biosciences Inc.	68,798	1,117
*	Tactile Systems Technology Inc.	21,084	1,071
*	Community Health Systems Inc.	122,020	1,044
*	Meridian Bioscience Inc.	46,736	985
*	Tabula Rasa HealthCare Inc.	23,518	954
	LeMaitre Vascular Inc.	18,324	942
*	Cardiovascular Systems Inc.	22,197	917
	US Physical Therapy Inc.	7,664	899

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Collegium Pharmaceutical Inc.	37,515	885
*	MEDNAX Inc.	36,203	884
*	Innoviva Inc.	68,180	779
*	CorVel Corp.	6,321	642
*	Tivity Health Inc.	26,745	637
*	CryoLife Inc.	22,397	566
*	Vanda Pharmaceuticals Inc.	30,236	564
*	Hanger Inc.	25,142	553
*	OraSure Technologies Inc.	50,063	531
*	NextGen Healthcare Inc.	28,149	526
*	Surmodics Inc.	9,545	498
*	Amphastar Pharmaceuticals Inc.	25,870	453
*	Inogen Inc.	8,407	441
*	RadNet Inc.	22,854	421
*	Enanta Pharmaceuticals Inc.	8,178	403
*	Orthofix Medical Inc.	7,601	354
*	Zynex Inc.	21,147	307
*	AngioDynamics Inc.	14,498	304
*	Cutera Inc.	8,475	299
*	Spectrum Pharmaceuticals Inc.	87,235	299
*	HealthStream Inc.	10,463	244
*	Anika Therapeutics Inc.	6,230	229
	Computer Programs & Systems Inc.	6,456	203
*	Eagle Pharmaceuticals Inc.	4,548	202
*	ANI Pharmaceuticals Inc.	3,764	110
			90,274
Industrials (17.7%)
*	Saia Inc.	28,410	5,697
*	Chart Industries Inc.	38,341	5,486
	Exponent Inc.	56,081	5,410
*	Proto Labs Inc.	29,058	4,233
	AAON Inc.	44,262	3,413
	Matson Inc.	46,787	3,241
	Franklin Electric Co. Inc.	41,651	3,126
	John Bean Technologies Corp.	21,021	3,102
*	Gibraltar Industries Inc.	35,324	3,086
*	AeroVironment Inc.	23,824	2,623
	Forward Air Corp.	29,875	2,562
	Hillenbrand Inc.	53,607	2,491
	Comfort Systems USA Inc.	39,527	2,448
	Federal Signal Corp.	65,736	2,393
*	Vicor Corp.	22,936	2,259
	Watts Water Technologies Inc. Class A	19,372	2,210
	Applied Industrial Technologies Inc.	25,682	2,192
	UniFirst Corp.	8,602	2,084
	UFP Industries Inc.	33,892	2,067
*	Aerojet Rocketdyne Holdings Inc.	35,132	1,801
	ESCO Technologies Inc.	16,685	1,763
		Shares	Market Value• ($000)
	Alamo Group Inc.	10,709	1,635
	Arcosa Inc.	28,303	1,606
*	Allegiant Travel Co. Class A	6,264	1,580
*	SPX Corp.	28,209	1,568
*	PGT Innovations Inc.	64,041	1,511
	Korn Ferry	23,526	1,448
	Albany International Corp. Class A	16,670	1,318
	Cubic Corp.	17,456	1,212
	Lindsay Corp.	7,075	1,134
	Brady Corp. Class A	20,519	1,075
*	SPX FLOW Inc.	17,414	1,072
	Marten Transport Ltd.	63,699	1,031
	Astec Industries Inc.	14,964	1,016
	Mueller Industries Inc.	24,787	1,007
	Moog Inc. Class A	12,104	940
*	American Woodmark Corp.	9,772	913
	AZZ Inc.	15,848	810
	Tennant Co.	9,253	705
	Enerpac Tool Group Corp. Class A	26,595	657
	Raven Industries Inc.	16,325	640
*	MYR Group Inc.	10,217	602
*	Forrester Research Inc.	11,965	541
*	US Ecology Inc.	13,365	511
	Heartland Express Inc.	26,339	479
*	Echo Global Logistics Inc.	14,780	412
	Viad Corp.	9,050	379
*	Lydall Inc.	8,431	294
*	Triumph Group Inc.	19,851	289
*	CIRCOR International Inc.	7,821	278
	Insteel Industries Inc.	8,655	267
	Titan International Inc.	24,570	203
	Park Aerospace Corp.	8,028	112
			90,932
Information Technology (20.3%)
*	MicroStrategy Inc. Class A	7,878	5,912
	Power Integrations Inc.	65,018	5,746
*	LivePerson Inc.	67,562	4,433
	Advanced Energy Industries Inc.	41,570	4,342
*	Alarm.com Holdings Inc.	48,543	4,266
*	Viavi Solutions Inc.	248,774	4,026
*	8x8 Inc.	115,480	3,951
*	SPS Commerce Inc.	38,355	3,864
*	FormFactor Inc.	84,055	3,814
*	Diodes Inc.	45,787	3,595
	Badger Meter Inc.	31,628	3,435
*	Onto Innovation Inc.	53,037	3,313
*	ExlService Holdings Inc.	36,727	3,108
*	MaxLinear Inc. Class A	73,305	2,915
*	Itron Inc.	22,816	2,675
	NIC Inc.	72,813	2,527
	EVERTEC Inc.	64,838	2,522
*	3D Systems Corp.	63,373	2,271

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Fabrinet	24,878	2,197
*	Ultra Clean Holdings Inc.	43,988	2,040
*	Perficient Inc.	35,858	1,997
*	Cohu Inc.	45,577	1,980
*	Rogers Corp.	10,751	1,951
	TTEC Holdings Inc.	19,803	1,666
	Kulicke & Soffa Industries Inc.	33,011	1,646
	ManTech International Corp. Class A	20,077	1,569
	Xperi Holding Corp.	72,330	1,526
*	Plexus Corp.	17,848	1,499
*	CEVA Inc.	24,166	1,480
	Progress Software Corp.	31,846	1,355
*	Agilysys Inc.	22,035	1,313
*	Bottomline Technologies DE Inc.	25,542	1,146
*	Rambus Inc.	51,935	1,090
*	Plantronics Inc.	26,478	1,072
*	FARO Technologies Inc.	11,229	1,049
*	OSI Systems Inc.	9,586	907
*	Axcelis Technologies Inc.	23,619	871
*	OneSpan Inc.	37,021	865
	CSG Systems International Inc.	17,879	825
*	Unisys Corp.	30,051	738
	Methode Electronics Inc.	16,647	648
*	Veeco Instruments Inc.	29,557	635
	Ebix Inc.	25,659	626
*	Arlo Technologies Inc.	86,087	599
	CTS Corp.	18,507	595
*	Diebold Nixdorf Inc.	39,570	575
*	Ichor Holdings Ltd.	12,593	539
*	Extreme Networks Inc.	58,570	537
*	Digi International Inc.	18,328	428
*	Photronics Inc.	35,025	417
*	Harmonic Inc.	51,134	396
*	PDF Solutions Inc.	19,465	357
*	DSP Group Inc.	12,422	193
*	CalAmp Corp.	15,356	172
			104,214
Materials (3.9%)
	Balchem Corp.	35,137	4,194
	Quaker Chemical Corp.	14,332	4,047
*	Livent Corp.	158,893	2,959
	HB Fuller Co.	28,650	1,606
	Stepan Co.	12,513	1,510
*	Arconic Corp.	59,072	1,295
	Innospec Inc.	10,137	1,018
*	GCP Applied Technologies Inc.	27,290	677
	Materion Corp.	8,406	576
*	Ferro Corp.	31,316	497
*	Century Aluminum Co.	32,800	450
	Hawkins Inc.	5,635	353
		Shares	Market Value• ($000)
	Myers Industries Inc.	15,278	338
	American Vanguard Corp.	13,070	255
	FutureFuel Corp.	11,879	174
			19,949
Other (0.0%)[2]
*,3	Lantheus Holdings Inc. CVR	35,713	—
Real Estate (5.2%)
	Innovative Industrial Properties Inc.	24,086	4,697
	Essential Properties Realty Trust Inc.	113,687	2,638
	Agree Realty Corp.	31,708	2,047
	Uniti Group Inc.	161,812	1,927
	St. Joe Co.	33,892	1,706
	National Storage Affiliates Trust	41,274	1,591
	Four Corners Property Trust Inc.	44,669	1,210
	Safehold Inc.	15,567	1,187
	CareTrust REIT Inc.	53,015	1,176
	Lexington Realty Trust	108,276	1,161
	Community Healthcare Trust Inc.	23,902	1,048
	Easterly Government Properties Inc.	37,891	833
	Independence Realty Trust Inc.	50,321	706
	Industrial Logistics Properties Trust	31,992	680
	LTC Properties Inc.	16,570	678
	Tanger Factory Outlet Centers Inc.	35,612	560
	NexPoint Residential Trust Inc.	13,651	560
	Centerspace	7,996	549
	Getty Realty Corp.	18,430	516
*	Marcus & Millichap Inc.	12,031	456
	Universal Health Realty Income Trust	6,413	397
	RE/MAX Holdings Inc. Class A	8,480	354
	Saul Centers Inc.	5,741	203
			26,880
Utilities (0.9%)
	California Water Service Group	31,944	1,756
	American States Water Co.	21,642	1,581
	Chesapeake Utilities Corp.	9,668	1,022
			4,359
Total Common Stocks (Cost $423,187)			513,038

S&P Small-Cap 600 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5] Vanguard Market Liquidity Fund, 0.099% (Cost $7,267)	72,671	7,267
Total Investments (101.4%) (Cost $430,454)		520,305
Other Assets and Liabilities—Net (-1.4%)		(7,026)
Net Assets (100%)		513,279
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,620,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,969,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	7	770	(30)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $423,187)	513,038
Affiliated Issuers (Cost $7,267)	7,267
Total Investments in Securities	520,305
Investment in Vanguard	17
Cash Collateral Pledged—Futures Contracts	150
Receivables for Investment Securities Sold	3,254
Receivables for Accrued Income	112
Receivables for Capital Shares Issued	3
Total Assets	523,841
Liabilities
Due to Custodian	1,050
Collateral for Securities on Loan	4,969
Payables for Capital Shares Redeemed	4,504
Payables to Vanguard	37
Variation Margin Payable—Futures Contracts	2
Total Liabilities	10,562
Net Assets	513,279
At February 28, 2021, net assets consisted of:

Paid-in Capital	464,678
Total Distributable Earnings (Loss)	48,601
Net Assets	513,279

ETF Shares—Net Assets
Applicable to 2,350,009 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	513,279
Net Asset Value Per Share—ETF Shares	$218.42
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	1,380
Interest[1]	—
Securities Lending—Net	43
Total Income	1,423
Expenses
The Vanguard Group—Note B
Investment Advisory Services	29
Management and Administrative	243
Marketing and Distribution	9
Custodian Fees	14
Shareholders’ Reports	—
Trustees’ Fees and Expenses	—
Total Expenses	295
Net Investment Income	1,128
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	29,563
Futures Contracts	113
Realized Net Gain (Loss)	29,676
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	89,771
Futures Contracts	(31)
Change in Unrealized Appreciation (Depreciation)	89,740
Net Increase (Decrease) in Net Assets Resulting from Operations	120,544
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $36,379,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,128	3,355
Realized Net Gain (Loss)	29,676	31,473
Change in Unrealized Appreciation (Depreciation)	89,740	(23,188)
Net Increase (Decrease) in Net Assets Resulting from Operations	120,544	11,640
Distributions
Total Distributions	(1,914)	(3,615)
Capital Share Transactions
Issued	245,843	157,186
Issued in Lieu of Cash Distributions	—	—
Redeemed	(177,071)	(231,591)
Net Increase (Decrease) from Capital Share Transactions	68,772	(74,405)
Total Increase (Decrease)	187,402	(66,380)
Net Assets
Beginning of Period	325,877	392,257
End of Period	513,279	325,877
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$158.96	$152.33	$179.42	$132.10	$117.25	$106.99
Investment Operations
Net Investment Income	.527[1]	1.464[1]	1.475[1]	1.222[1]	1.222[1]	1.180
Net Realized and Unrealized Gain (Loss) on Investments	59.851	6.656	(27.154)	47.288	14.762	10.685
Total from Investment Operations	60.378	8.120	(25.679)	48.510	15.984	11.865
Distributions
Dividends from Net Investment Income	(.918)	(1.490)	(1.411)	(1.190)	(1.134)	(1.605)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.918)	(1.490)	(1.411)	(1.190)	(1.134)	(1.605)
Net Asset Value, End of Period	$218.42	$158.96	$152.33	$179.42	$132.10	$117.25
Total Return	38.10%	5.37%	-14.32%	36.92%	13.67%	11.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$513	$326	$392	$547	$264	$132
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.16%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.97%	0.94%	0.80%	0.95%	1.15%
Portfolio Turnover Rate[2]	34%	57%	47%	37%	48%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Shares as of February 28, 2021.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $17,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	513,038	—	—	513,038
Temporary Cash Investments	7,267	—	—	7,267
Total	520,305	—	—	520,305

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	30	—	—	30
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	431,007
Gross Unrealized Appreciation	102,194
Gross Unrealized Depreciation	(12,926)
Net Unrealized Appreciation (Depreciation)	89,268
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $70,490,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $367,838,000 of investment securities and sold $298,876,000 of investment securities, other than temporary cash investments. Purchases and sales include $225,074,000 and $166,759,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $78,791,000 and $100,133,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Growth Index Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2021 Shares (000)	Year Ended August 31, 2020 Shares (000)

ETF Shares
Issued	1,325	1,075
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,025)	(1,600)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	300	(525)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund particularly or the ability of the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund into consideration in determining, composing or calculating the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small- Cap 600 Growth Index Fund. There is no assurance that investment products based on the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P SMALL-CAP 600 INDEX FUND, VANGUARD S&P SMALL-CAP 600 VALUE INDEX FUND, AND VANGUARD S&P SMALL-CAP 600 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q18452 042021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 20, 2021

VANGUARD ADMIRAL FUNDS

BY: /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: April 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference